As filed with the Securities and Exchange Commission on April 30, 2004

                                                              File No. 333-48140
                                                                       811-08914
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 8                                        |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 9                                                       |X|
                        (Check appropriate box or boxes.)

                                   ----------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)
                         PHL Variable Insurance Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)
                                   ----------
                              John R. Flores, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)
                                   ----------

                                   ----------

     It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     |X| on May 1, 2004 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on____________ pursuant to paragraph (a)(1) of Rule 485
     If appropriate, check the following box:
         [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

            Title of Securities Being Registered: Immediate Fixed and
                           Variable Annuity Contracts
================================================================================

                                     PART A

                            Phoenix Income Choice(R)
                        PHL Variable Accumulation Account
                    Issued by: PHL Variable Insurance Company
PROSPECTUS                                                           May 1, 2004

      This prospectus describes a single Premium immediate fixed and variable annuity Contract offered to groups and individuals. The Contract offers a variety of variable investment options and one fixed investment option. You may allocate the Premium to one or more of the subaccounts of the PHL Variable Accumulation Account ("Separate Account") and the Fixed Income Allocation ("FIA"). The following variable investment options are available:


The Phoenix Edge Series Fund
----------------------------
   o   Phoenix-Aberdeen International Series
   o   Phoenix-AIM Mid-Cap Equity Series
   o   Phoenix-Alliance/Bernstein Enhanced Index Series
   o   Phoenix-Alliance/Bernstein Growth + Value Series
   o   Phoenix-Duff & Phelps Real Estate Securities Series
   o   Phoenix-Engemann Capital Growth Series
   o   Phoenix-Engemann Small & Mid-Cap Growth Series
   o   Phoenix-Goodwin Money Market Series
   o   Phoenix-Goodwin Multi-Sector Fixed Income Series
   o   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   o   Phoenix-Kayne Rising Dividends Series
   o   Phoenix-Kayne Small-Cap Quality Value Series
   o   Phoenix-Lazard International Equity Select Series
   o   Phoenix-Lazard Small-Cap Value Series
   o   Phoenix-Lazard U.S. Multi-Cap Series
   o   Phoenix-Lord Abbett Bond-Debenture Series
   o   Phoenix-Lord Abbett Large-Cap Value Series
   o   Phoenix-Lord Abbett Mid-Cap Value Series
   o   Phoenix-MFS Investors Growth Stock Series
   o   Phoenix-MFS Investors Trust Series
   o   Phoenix-MFS Value Series
   o   Phoenix-Northern Dow 30 Series
   o   Phoenix-Northern Nasdaq-100 Index(R)Series
   o   Phoenix-Oakhurst Growth and Income Series
   o   Phoenix-Oakhurst Strategic Allocation Series
   o   Phoenix-Oakhurst Value Equity Series
   o   Phoenix-Sanford Bernstein Global Value Series
   o   Phoenix-Sanford Bernstein Mid-Cap Value Series
   o   Phoenix-Sanford Bernstein Small-Cap Value Series
   o   Phoenix-Seneca Mid-Cap Growth Series
   o   Phoenix-Seneca Strategic Theme Series
   o Phoenix-State Street Research Small-Cap Growth Series AIM Variable Insurance Funds - Series I Shares
----------------------------------------------
   o   AIM V.I. Capital Appreciation Fund
   o   AIM V.I. Premier Equity Fund
The Alger American Fund - Class O Shares
----------------------------------------
   o   Alger American Leveraged AllCap Portfolio
Federated Insurance Series
--------------------------
   o   Federated Fund for U.S. Government Securities II
   o Federated High Income Bond Fund II - Primary Shares Fidelity(R) Variable Insurance Products - Service Class
-------------------------------------------------------
   o   VIP Contrafund(R) Portfolio
   o   VIP Growth Opportunities Portfolio
   o   VIP Growth Portfolio
Franklin Templeton Variable Insurance Products Trust - Class 2
--------------------------------------------------------------
   o   Mutual Shares Securities Fund
   o   Templeton Developing Markets Securities Fund *
   o   Templeton Foreign Securities Fund
   o   Templeton Global Asset Allocation Fund *
   o   Templeton Growth Securities Fund
The Rydex Variable Trust
------------------------
   o   Rydex Variable Trust Juno Fund
   o   Rydex Variable Trust Nova Fund
   o   Rydex Variable Trust Sector Rotation Fund

Scudder Investments VIT Funds - Class A
---------------------------------------

   o   Scudder VIT EAFE(R) Equity Index Fund
   o   Scudder VIT Equity 500 Index Fund
The Universal Institutional Funds, Inc. - Class I Shares
--------------------------------------------------------
   o   Technology Portfolio
Wanger Advisors Trust
---------------------

   o   Wanger International Select

   o   Wanger International Small Cap
   o   Wanger Select

   o   Wanger U.S. Smaller Companies


* Not available for new investors


      The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

      It may not be in your best interest to purchase a Contract to replace an existing annuity Contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This prospectus provides important information that a prospective investor ought to know before investing. You should keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.

If you have any questions, please contact:
                                     [envelope] PHL Variable Insurance Company
                                                Annuity Operations Division
                                                PO Box 8027
                                                Boston, MA 02266-8027
                                    [telephone] Tel. 800/541-0171

                                TABLE OF CONTENTS


Heading                                                        Page
---------------------------------------------------------------------

Summary of Expenses......................................        3
Contract Summary.........................................        6
Financial Highlights.....................................        7
Performance History......................................        7
The Immediate Annuity....................................        7
PHL Variable and the Separate Account ...................        7
Investments of the Separate Account......................        7
    Participating Investment Funds.......................        7
    Investment Advisors and Subadvisors..................        8
    Services of the Advisors.............................        8
FIA......................................................        8
Purchase of Contracts....................................        8
    Minimum Premium......................................        8
    Premium Allocation...................................        8
    General Information..................................        8
Optional Rider...........................................        8
    Guaranteed Minimum Payment Rider.....................        8
Transfers................................................        9
    Disruptive Trading and Market Timing.................        9
Deductions and Charges...................................        9
    Deductions from the Premium..........................        9
    Deductions from the Commuted Value...................        9
    Deductions from Annuity Payments.....................       10
    Deductions from the Separate Account.................       10
    Reduced Charges......................................       10
    Other Charges........................................       10
Death Benefit............................................       10
    Payment Upon Death Before the Annuity Start Date.....       10
    Payment Upon Death On or After the Annuity Start
      Date...............................................       10
The Annuity Period.......................................       11
    Payment Options .....................................       11
    Other Conditions......................................      11
    Full and Partial Withdrawals..........................      12
    Determination of the Commuted Value..................       12
    Adjusted Commutation Rate.............................      12
Separate Account Valuation Procedures.....................      12
    Valuation Date........................................      12
    Valuation Period......................................      13
    Annuity Unit Value....................................      13
    Net Investment Factor.................................      13
Miscellaneous Provisions..................................      13
    Assignment............................................      13
    Deferment of Payment..................................      13
    Free Look Period......................................      13
    Amendments to Contracts...............................      13
    Substitution of Fund Shares...........................      13
    Ownership of the Contract.............................      13
 Federal Income Taxes.....................................      14
    Introduction..........................................      14
    Income Tax Status.....................................      14
    Taxation of Annuities in General--
      Non-Qualified Plans.................................      14
    Additional Considerations.............................      15
    Owner Control.........................................      16
    Diversification Standards ............................      16
    Taxation of Annuities in General--Qualified Plans.....      17
Sales of Contracts........................................      20
Servicing Agent...........................................      20
State Regulation..........................................      21
Reports...................................................      21
Voting Rights.............................................      21
Texas Optional Retirement Program.........................      21
Legal Matters.............................................      21
SAI Table of Contents.....................................      21
APPENDIX A - Investment Options...........................     A-1
APPENDIX B - Glossary of Special Terms....................     B-1
APPENDIX C - Deductions for Taxes.........................     C-1
APPENDIX D - Financial Highlights.........................     D-1
APPENDIX E - Illustrations of Annuity Payments
    Assuming Hypothetical Rates of Return.................     E-1


Summary of Expenses
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract.


------------------------------------------------------------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES
    Withdrawal Charge (1) (as a percentage of withdrawal amount)
              Contract                          Withdrawal
                Year                             Charge
                ----                             ------
                 1..............................   7%
                 2..............................   6%
                 3..............................   5%
                 4..............................   4%
                 5..............................   3%

                 6..............................   2%                   This table describes the fees and expenses that you will
                 7..............................   1%                   pay at the time that you purchase the Contract, make full
                 8+.............................  None                  or partial withdrawals or transfer Annuity Units between
                                                                        the subaccounts. State Premium taxes may also be deducted.

    Transfer Charge 2
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL PAYMENT CHARGE
    Maximum 3.........................................     $24


ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average
Separate Account value)
    Maximum Risk and Administrative Fee...............    1.25%         These tables describe the fees and expenses that you will
    Maximum Additional Separate Account Expense.......    None          pay periodically while you own the Contract, not including
    Maximum Total Separate Account Expense............    1.25%         annual fund fees and expenses.

GUARANTEED MINIMUM PAYMENT RIDER (as a percentage of average
Separate Account value)

    Maximum Risk and Administrative Fee 4.............    1.00%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum (before any
                                                                        reimbursements) total operating expenses for the year ended
                                      Minimum      Maximum              12/31/03, charged by the fund companies that you may pay
                                      -------      -------              periodically during the time that you own the Contract.
                                                                        More detail concerning the funds' fees and fund operating
    Total Annual Fund Operating Expenses                                expenses can be found after the Expense Examples and in the
    (management fees, 12b-1 fees and                                    fund prospectuses.
    other expenses deducted from the fund
    assets).........................    0.30%        5.73%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES                                                        These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in
    If you withdraw your remaining commuted value at the end of         other immediate annuity Contracts.
    the applicable time period, your costs will be:

           1 Year     3 Years    5 Years    10 Years                    The examples assume that you invest $10,000 in the contract
           -----------------------------------------                    for the time periods indicated. The examples also assume
           $1,465      $2,745     $3,961     $6,886                     that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your
    If you do not withdraw your remaining commuted value at the         actual costs may be higher or lower based on these
    end of the applicable time period, your costs will be:              assumptions.

           1 Year     3 Years    5 Years    10 Years
           -----------------------------------------
            $786       $2,289     $3,703     $6,886

------------------------------------------------------------------------------------------------------------------------------------


1 A withdrawal charge is taken from the proceeds when a withdrawal is made prior to the 8th Contract Year . See "Deductions from the Commuted Value--Withdrawal Charges."
2 We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers each Contract Year. See "Transfers."
3 The annual payment charge is deducted from each Annuity Payment in equal amounts up to the maximum $24 per Contract Year. See "Deductions from Annuity Payments."
4 The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. See "Guaranteed Minimum Payment Rider."

Annual Fund Expenses (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Investment        Rule       Other Operating       Total Annual Fund
                        Series                           Management Fee   12b-1 Fees        Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
The Phoenix Edge Series Fund
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A             0.32%                  1.07%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42%(3)               2.27%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29%(2)               0.74%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80%(3)               2.65%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                  1.07%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                  0.85%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83%(4)               1.73%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                  0.59%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                  0.74%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% 6        N/A             1.06%(2, 7)            1.56%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67%(1)               2.37%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83%(1)               5.73%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13%(1)               2.03%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43%(1)               3.33%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92%(1)               4.72%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77%(1)               2.52%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10%(1)               1.85%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32%(1)               3.17%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42%(3)               1.17%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17%(3)               3.92%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-MFS Value                                             0.75%          N/A             0.88%(3)               1.63%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Dow 30                                       0.35%          N/A             0.66%(3)               1.01%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10%(3)               1.45%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31%(3)               1.01%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                  0.77%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32%(3)               1.02%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11%(3)               2.01%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32%(3)               1.37%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47%(3)               1.52%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36%(4)               1.16%(8)

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                  1.05%

-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89%(1)               3.74%(8)

-----------------------------------------------------------------------------------------------------------------------------------


  1 The advisor voluntarily agrees to reimburse this Series for other operating expenses that exceed 0.15% of the Series' average net assets.
  2 The advisor voluntarily agrees to reimburse this Series for other operating expenses that exceed 0.20% of the Series' average net assets.
  3 The advisor voluntarily agrees to reimburse this Series for other operating expenses that exceed 0.25% of the Series' average net assets.
  4 The advisor voluntarily agrees to reimburse this Series for other operating expenses that exceed 0.35% of the Series' average net assets.
  5 The advisor voluntarily agrees to reimburse this Series for other operating expenses that exceed 0.40% of the Series' average net assets.
  6 The advisor voluntarily agreed to waive this Series' investment management fee through May 31, 2004.
  7 The Series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
  8 The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                       Net Annual                                                       Net Annual
                                                       ----------                                                       ----------
                                        Reimbursements    Fund                                          Reimbursements     Fund
                                        --------------    ----                                          --------------     ----
                 Series                    & Waivers    Expenses        Series                              & Waivers    Expenses
                 ------                    ---------    --------        ------                              ---------    --------

Phoenix-AIM Mid-Cap Equity                 (1.17%)        1.10%    Phoenix-MFS Investors Growth Stock       (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced        (0.09%)        0.65%    Phoenix-MFS Investors Trust              (2.92%)       1.00%
Index
Phoenix-Alliance/Bernstein Growth +        (1.55%)        1.10%    Phoenix-MFS Value                        (0.63%)       1.00%
Value
Phoenix-Engemann Small & Mid-Cap Growth    (0.48%)        1.25%    Phoenix-Northern Dow 30                  (0.41%)       0.60%
Phoenix-Goodwin Multi-Sector Short Term    (0.86%)        0.70%    Phoenix-Northern Nasdaq-100 Index(R)     (0.85%)       0.60%
Bond 9
Phoenix-Kayne Rising Dividends             (1.52%)        0.85%    Phoenix-Oakhurst Growth and Income       (0.06%)       0.95%
Phoenix-Kayne Small-Cap Quality Value      (4.68%)        1.05%    Phoenix-Oakhurst Value Equity            (0.07%)       0.95%
Phoenix-Lazard International Equity        (0.98%)        1.05%    Phoenix-Sanford Bernstein Global Value   (0.86%)       1.15%
Select
Phoenix-Lazard Small-Cap Value             (2.28%)        1.05%    Phoenix-Sanford Bernstein Mid-Cap        (0.07%)       1.30%
                                                                   Value
Phoenix-Lazard U.S. Multi-Cap              (3.77%)        0.95%    Phoenix-Sanford Bernstein Small-Cap      (0.22%)       1.30%
                                                                   Value
Phoenix-Lord Abbett Bond-Debenture         (1.62%)        0.90%    Phoenix-Seneca Mid-Cap Growth            (0.01%)       1.15%
Phoenix-Lord Abbett Large-Cap Value        (0.95%)        0.90%    Phoenix-State Street Research Small-Cap  (2.74%)       1.00%
                                                                   Growth
Phoenix-Lord Abbett Mid-Cap Value          (2.17%)        1.00%

 9 These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Net Annual
                                                                  Rule                                             Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers     & Waivers

----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Series I Shares
----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%

----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%

----------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------------------------

Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%

----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II     0.60%       0.25%(1)    0.12%        0.97%           ---          ---(12)

----------------------------------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II - Primary         0.60%       0.25%(1)    0.15%        1.00%           ---          ---(12)
Shares

----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products - Service Class
----------------------------------------------------------------------------------------------------------------------------------

VIP Contrafund(R)Portfolio 2                         0.58%       0.10%       0.09%        0.77%           ---          ---(12)

----------------------------------------------------------------------------------------------------------------------------------

VIP Growth Opportunities Portfolio 2                 0.58%       0.10%       0.14%        0.82%           ---          ---(12)

----------------------------------------------------------------------------------------------------------------------------------

VIP Growth Portfolio 3                               0.58%       0.10%       0.09%        0.77%           ---          ---(12)

----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust - Class 2
----------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund                        0.60%       0.25%(4)    0.20%        1.05%         (0.00%)        1.05%

----------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities Fund          1.25%      0.25%       0.30%        1.80%         (0.00%)        1.80%

----------------------------------------------------------------------------------------------------------------------------------

Templeton Foreign Securities Fund                    0.69%(5)    0.25%       0.22%        1.16%         (0.04%)        1.12%

----------------------------------------------------------------------------------------------------------------------------------

Templeton Global Asset Allocation Fund               0.61%(5)    0.25%       0.21%        1.07%         (0.01%)        1.06%

----------------------------------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund 6                   0.81%       0.25%(4)    0.07%        1.13%         (0.00%)        1.13%

----------------------------------------------------------------------------------------------------------------------------------
The Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund 7                     0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%

----------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Nova Fund                       0.75%        N/A        0.79%        1.54%         (0.00%)        1.54%

----------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.80%        1.70%         (0.00%)        1.70%

----------------------------------------------------------------------------------------------------------------------------------

Scudder Investments VIT Funds - Class A

----------------------------------------------------------------------------------------------------------------------------------

Scudder VIT EAFE(R)Equity Index Fund 8               0.45%        N/A        0.64%        1.09%         (0.44%)        0.65%

----------------------------------------------------------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund 9                  0.20%        N/A        0.10%        0.30%         (0.00%)        0.30%

----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Class I Shares
----------------------------------------------------------------------------------------------------------------------------------

Technology Portfolio 10                              0.80%        N/A        0.53%        1.33%           ---          ---12

----------------------------------------------------------------------------------------------------------------------------------
Wanger Advisors Trust
----------------------------------------------------------------------------------------------------------------------------------

Wanger International Select 11                       1.00%        N/A        0.54%        1.54%         (0.09%)        1.45%

----------------------------------------------------------------------------------------------------------------------------------

Wanger International Small Cap                       1.22%        N/A        0.19%        1.41%         (0.00%)        1.41%

----------------------------------------------------------------------------------------------------------------------------------

Wanger Select                                        0.95%        N/A        0.20%        1.15%         (0.00%)        1.15%

----------------------------------------------------------------------------------------------------------------------------------

Wanger U.S. Smaller Companies                        0.93%        N/A        0.06%        0.99%         (0.00%)        0.99%

----------------------------------------------------------------------------------------------------------------------------------

 1  The fund has voluntarily agreed to waive this service fee.
 2 A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
 3 A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
 4 While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
 5 The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund and 0.60% for the Templeton Global Asset Allocation Fund.
 6 The fund administration fee is paid indirectly through the investment management fee.
 7  The funds' operating expenses have been annualized.
 8 The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
 9 The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
 10 The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
 11 The advisor has contractually agreed to limit net annual fund expenses to
    1.45% of the Series' average net assets until April 30, 2005.
 12 The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary                        (0.25%)                                0.75%
   Shares
   VIP Contrafund(R)Portfolio                                          (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

Contract Summary
--------------------------------------------------------------------------------

    This summary describes the general provisions of the Contract.

    Certain provisions of the Contract described in this prospectus may differ in a particular state because of specific state requirements.

    This prospectus is a disclosure document that summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity Contract. You should read your Contract carefully.

    Please refer to the "Glossary of Special Terms" in Appendix B.



Overview

    The Contract is designed to provide regular income payments. It offers a combination of variable and fixed payments. Variable Annuity Payments will vary based upon the performance of the underlying funds.



Investment Features
Minimum Contribution

o Generally, the minimum Premium is $35,000.

o Premiums greater than $1,000,000 require authorization.


Allocation of Premium

o You may choose to allocate your Premium among one or more of the subaccounts and/or to the FIA.


o You may make transfers between the subaccounts.

o We do not permit transfers to or from the FIA.


o Variable Annuity Payments are not guaranteed and will vary based on investment performance of the subaccounts.


Withdrawals

o You may make full or partial withdrawals of the commuted value less any applicable tax or withdrawal charges under Payment Options B, D, E and F (Payment Option F was available only with Contracts issued prior to May 10, 2004). You may not make any withdrawals under any other Payment Options. Please refer to "Deductions and Charges -- Withdrawal Charges" for more information.


o   Withdrawals may be subject to the 10% penalty tax. See "Non-Qualified Plans
    - Penalty Tax on Certain Full or Partial Withdrawals."


Death Benefit

o We calculate the death benefit differently under each Payment Option and the amount varies based on the option selected.


Deductions and Charges

From the Premium

o Taxes on the Premium currently range from 0% to 3.5% (varies by state or municipality). See "Deductions from the Premium-- Tax" and Appendix C.

o A deduction for withdrawal charges may occur when you request a full or partial withdrawal prior to the 8th Contract Year.

o   Withdrawal charges are not taken upon the death of the Annuitant.

o A declining withdrawal charge is assessed on withdrawals based on the Contract Year:


-----------------------------------------------------------
Percent            7%   6%   5%   4%   3%   2%   1%   0%
-----------------------------------------------------------
Contract Year       1   2    3    4    5    6    7    8+
-----------------------------------------------------------

From Annuity Payments

o Payment Charge -- maximum of $24 each year and deducted from each Annuity Payment in equal amounts.

o Transfer Charge - currently, we do not charge for transfers, however, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers per Contract Year.


From the Separate Account

o Risk and Administrative fee -- varies based on the election of the Guaranteed Minimum Payment Rider. See "Deductions from the Separate Account -- Risk and Administrative Fee."

Other Charges or Deductions

    See "Deductions and Charges" for a detailed description of Contract charges.


    In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.

Additional Information

Free Look Period

    If for any reason you are not satisfied with the Contract, you may return it within 10 days after you receive it and cancel the Contract. You will receive a refund of the Premium less any Annuity Payments and withdrawals, plus any increase or minus any decrease on the Premium allocated to the subaccounts as of the date of cancellation. See "Free Look Period" for more information.


Minimum Payment

    If an Annuity Payment were to be less than $20, we reserve the right to make alternate arrangements with the Payee to make the Annuity Payments exceed $20.

Financial Highlights
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix D.

    More information, including the financial statements for the company and the Separate Account, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.


Performance History
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value. The return is computed net of the investment management fees, risk and administrative fees, annual Contract fees and withdrawal charges of 7% and 3% deducted in Contract Years one and five, respectively. See the SAI for more information.


The Immediate Annuity
--------------------------------------------------------------------------------

    PHL Variable issues the immediate variable and fixed annuity Contract. If Variable Annuity Payments are elected, the amounts held under a Contract will be invested in the Separate Account and Variable Annuity Payments will vary in accordance with the investment experience of the investment options selected. The Owner under a Contract bears the risk of investment gain or loss rather than PHL Variable. However, you may allocate all or part of your Premium to the FIA, in which case PHL Variable will guarantee specified, Fixed Annuity Payments.

    You control the investment objective of the Contract on an ongoing basis by reallocating Annuity Units among the subaccounts. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the subaccounts.


PHL Variable and the Separate Account
--------------------------------------------------------------------------------

    We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity Contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06102.


    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    On December 7, 1994, we established the Separate Account under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "Separate Account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the Contracts are obligations of PHL Variable.

    Contributions to the FIA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The general account supports all general account insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any Separate Account such as the Separate Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.


Investments of the Separate Account
--------------------------------------------------------------------------------
Participating Investment Funds
o    The Phoenix Edge Series Fund
o    AIM Variable Insurance Funds
o    The Alger American Fund
o    Federated Insurance Series
o    Fidelity(R) Variable Insurance Products
o   Franklin Templeton Variable Insurance Products Trust
o   The Rydex Variable Trust

o   Scudder Investments VIT Funds

o   The Universal Institutional Funds, Inc.
o   Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.


    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.


    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through Separate Accounts to fund variable annuity Contracts and variable universal life insurance policies issued by Phoenix, PHL Variable and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to Separate Accounts of other insurance companies.

    The interests of variable annuity Contract Owners and variable life policy Owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more Separate Accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.



Investment Advisors and Subadvisors
    For a complete list of advisors and subadvisors, please see Appendix A.


Services of the Advisors

    The advisors or subadvisors continually furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Board of Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


FIA

--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate all or a portion of the Premium to the FIA. Premium allocated to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Allocations to the FIA are only available at issue.


    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. In addition, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Purchase of Contracts
--------------------------------------------------------------------------------
Minimum Premium

    Generally, we require a minimum Premium of $35,000.

    In certain circumstances, we may reduce the minimum Premium amount we accept for a Contract. Factors in determining qualifications for any such reduction include:


(1) the make-up and size of the prospective group; and

(2) the amount of compensation to be paid to registered representatives on the Premium.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the Premium is received. We reserve the right to change these rules from time to time.


Premium Allocation

    The Premium received under the Contract will be allocated, in any combination to any subaccount and/or the FIA in the proportion specified when you purchased the Contract, upon receipt.


General Information

    Usually, a Contract may not be purchased for an Annuitant or Joint Annuitant who is 90 years of age or older. A Premium of more than $1,000,000 cannot be made without our permission. We will credit annuity units for each subaccount and/or FIA you selected when you purchased the contract.


Optional Rider
--------------------------------------------------------------------------------

    You may elect additional benefits that are available under your Contract. More details will be included in the form of a rider to your Contract if any of these benefits are chosen. The following benefit is currently available (if approved in your state).



Guaranteed Minimum Payment Rider

    This rider is only available when you purchase your Contract. It guarantees that each Annuity Payment will never be less than the guaranteed minimum Annuity Payment amount. This rider terminates seven years following the Annuity Start Date.

    The guaranteed minimum payment amount will not change unless (1) you take a withdrawal or (2) upon the Annuitant or Joint Annuitant's death under Payment Options C or D where the survivor percentage is less than 100%.

    The guaranteed minimum payment amount following a withdrawal will be reduced by the same percentage as the percentage of the commuted value withdrawn from the Contract. If you make a full withdrawal of the commuted value, the guaranteed minimum payment amount will be zero.

    If you select this rider, you must also select one of the following Payment
Options: A, B, C, D or E. The FIA is not available under this rider. We have the right to add and/or substitute the subaccounts available, subject to approval by the SEC and where required, other regulatory authority. The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.

    For Contracts issued before May 10, 2004, the guaranteed minimum payment amount is equal to the first payment. The rider terminates when the base contract terminates. If you select this rider, you must also select the 3.0% Assumed Interest Rate. Option E is only available with a specified period certain of 10 to 30 years.

    For Contracts issued on or after May 10, 2004, the guaranteed minimum payment amount is calculated on the Contract Date and is equal to the Premium multiplied by the variable payment option rate. This rider terminates seven years following the Annuity Start Date. If you select this rider, you must also select the 2.5% Assumed Interest Rate. Payment Option E is only available with a specified period certain of 15 to 30 years. If you have chosen Payment Option E, you may not change the period certain while the rider is in effect.


Transfers
--------------------------------------------------------------------------------

    After the Annuity Start Date, you may request a transfer of all or a portion of the Annuity Units of the subaccounts between and among the available subaccounts. The number of Annuity Units will change as a result of any transfer. Transfers may not be made to or from the FIA. You may request transfers by submitting a written request or calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern time on any valuation date. Telephone transfer orders will be accepted as based on your instructions. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. We will send you written confirmation of all telephone transfers. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases, you should submit written instructions.


Disruptive Trading and Market Timing
The following disclosure is intended to supplement the disclosure in the Contract prospectus.

Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

o limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

o restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

o require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

o impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

o   impose other limitations or restrictions.

Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



Deductions and Charges
--------------------------------------------------------------------------------
Deductions from the Premium

Tax

    Any tax charged by a state or municipality on Premium, whether or not characterized as Premium tax, any such other state or local taxes imposed or other governmental charge which may be required based on the laws of the state or municipality of delivery, the Owner's state or municipality of residence on the Contract Date. Taxes on the Premium currently range from 0% to 3.5%. For a list of states and taxes, see Appendix C.


Deductions from the Commuted Value

Withdrawal Charges

    A deduction for withdrawal charges may be taken from proceeds of full or partial withdrawals. The amount of a withdrawal charge depends on the Contract Year that the withdrawal is made. Withdrawal charges are not taken from death proceeds. The deduction for withdrawal charges is as follows:


---------------------------------------------------------------
 Percent               7%  6%   5%  4%   3%  2%   1%  0%
---------------------------------------------------------------
 Contract Year         1    2   3    4   5    6   7   8+
---------------------------------------------------------------

    PHL Variable will pay any distribution costs not paid for by withdrawal charges from the assets of the general account.

Deductions from Annuity Payments

Payment Charge

    We deduct a payment charge from each Annuity Payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the Contracts.

    The maximum and current annual payment charge is $24 each year. It is deducted from each Annuity Payment in equal amounts.


Deductions from the Separate Account

Risk and Administrative Fee

    We make a daily deduction from each subaccount for the risk and administrative fee. The current fee is based on an annual rate of up to 1.25% for the base Contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the subaccounts. Although you bear the investment risk of the Series in which you invest, we assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of Annuity Payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.


    No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


Reduced Charges

    We may reduce or eliminate the risk and administrative fee, the withdrawal charge or the payment charge when sales of the Contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2) the amount of the Premium;


(3) whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements;


(4) internal transfers from other Contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate; and

(5) the amount of compensation to be paid to registered representatives on the Premium.

    We will not discriminate against any person regarding reductions or elimination of charges. We will make any such adjustment according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.



Other Charges

    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily Net Asset Values of each Series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


Death Benefit
--------------------------------------------------------------------------------
Payment Upon Death Before the Annuity Start Date

Death Benefit

    If any Owner, Annuitant or Joint Annuitant should die before the Annuity Start Date, the death benefit will equal the Premium received plus any increase or minus any decrease on the Premium allocated to the subaccounts.


Death of Owner

    If the only Owner dies before the Annuity Start Date, the death benefit will be paid to the Beneficiary. If the Beneficiary has predeceased the Owner, the Owner's estate will be the Beneficiary. If the Beneficiary is the spouse of the sole Owner, the Beneficiary may elect to continue the Contract and exercise the rights of the Owner.

    If there are multiple Owners and one or more Owners die before the Annuity Start Date, we will pay the death benefit to the surviving Owner(s), who will be deemed to be the Beneficiary(ies). If the only Owners of the Contract are spouses of each other, the surviving spouse may elect to continue the Contract.


Death of Annuitant or Joint Annuitant

    If the Annuitant or Joint Annuitant die before the Annuity Start Date, we will pay the death benefit to the Owner(s) who will be deemed the Beneficiary(ies). If there is no surviving Owner(s), we will pay the death benefit to the Beneficiary(ies).


Distribution on Death of Owner

    Any Beneficiary, who is a natural person, may within one year after the date of death, elect a payment method. The payment method selected may not extend beyond such Beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment method is not elected or the Beneficiary is a non-natural person, the entire death benefit will be distributed in a lump sum no later than five years after the date of death.


Payment Upon Death On or After the Annuity Start Date

Death of Owner

    If the only Owner dies on or after the Annuity Start Date, any remaining payments will be paid to the Payee as if there had been no death. Payments will continue under the Payment Option in effect at the date of death and may not be deferred or otherwise extended.

    If there are multiple Owners and one or more Owner dies on or after the Annuity Start Date, the payments continue as if there had been no death with all rights equally vested. Payments will continue under the Payment Option in effect at the date of death and may not be deferred or otherwise extended.



Death of Annuitant or Joint Annuitant

    If the Annuitant or Joint Annuitant dies on or after the Annuity Start Date, the Payment Option will determine if Annuity Payments stop, continue or if a refund will be paid.


The Annuity Period

--------------------------------------------------------------------------------
    The annuity period is that period of time beginning on the Annuity Start Date and during which we make payments to you.



Payment Options

    When you purchase the Contract, you must choose among the available Payment Options subject to state insurance department approval. Variable Annuity Payments attributed to Premium allocated to the subaccounts depend on subaccount investment performance. Premium allocated to the FIA will provide Fixed Annuity Payments.

    Annuity Payments begin on the Annuity Start Date. The level of Annuity Payments will depend on the Payment Option selected and such factors as the age and sex of the Annuitant, the Payment Option and the payment frequency. The longer the duration of Annuity Payments, the smaller the payment amount. Conversely, shorter durations lead to comparatively larger Annuity Payments. Likewise, increased payment frequency reduces Annuity Payment amounts; while less frequent payments will result in comparatively larger Annuity Payments. The Contract and the SAI provide additional information on the methods used for calculating Annuity Payments.

    You must select the Assumed Interest Rate for your Variable Annuity Payments at the time of purchase. The current available rates are 3.0%, 5.0% or 6.0% (subject to state availability) on an annual basis. It is used to calculate the variable Payment Option rate and is the smallest net rate of investment return required ensuring that the dollar amount of Variable Annuity Payments does not decrease. The amount of subsequent Variable Annuity Payments will depend on the relationship between the Assumed Interest Rate and the actual investment performance of each subaccount. Although choosing a higher Assumed Interest Rate will generate a higher first Variable Annuity Payment than choosing a lower Assumed Interest Rate, a Contract with a higher Assumed Interest Rate must earn a higher net rate of investment return than a Contract with a lower Assumed Interest Rate to ensure that the dollar amount of subsequent Variable Annuity Payments does not decrease. The Contract will not be issued with Variable Annuity Payments if you do not select an Assumed Interest Rate.

    The following descriptions allow you to compare the basic differences of our currently available Payment Options.


Option A--Single Life Annuity

    Provides Annuity Payments during the lifetime of the Annuitant. Annuity Payments stop with the death of the Annuitant.


Option B--Single Life Annuity with Period Certain

    Provides Annuity Payments during the lifetime of the Annuitant. If the Annuitant dies during the period certain, the Annuity Payments will continue for the remainder of the period certain.


Option C--Joint Survivor Life Annuity

    Provides Annuity Payments during the lifetime of the Annuitant and Joint Annuitant. Upon the first death of one of the Annuitants, payments will continue at the selected survivor percentage (100% or 50%). Payments will stop with the death of the surviving Annuitant.


Option D--Joint Survivor Life Annuity with Period Certain

    Provides Annuity Payments during the lifetime of the Annuitant and Joint Annuitant. Upon the first death of one of the Annuitants, payments will continue at the selected survivor percentage (100% or 50%). If the selected survivor percentage is 50%, payments will not reduce before the end of the period certain. Payments will stop with the death of the surviving Annuitant but not prior to the end of the period certain.


Option E--Annuity for a Specified Period Certain

    Provides Annuity Payments for a specified period of time, whether the Annuitant live or dies. Payments will stop at the end of the period certain. The issue age plus the period certain cannot exceed 100.


Option F--Life Expectancy Annuity

    Not available for Contracts issued on or after May 10, 2004.

    For Contracts issued prior to May 10, 2004, this option provides Annuity Payments over the Annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the Contract value by the Annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the Contract value and thereby lower the amount of future annual distributions. Upon the Annuitant's death, we will pay any remaining Contract value in a lump sum.


Option G--Unit Refund Life Annuity

    Provides Annuity Payments during the lifetime of the Annuitant. Upon the death of the Annuitant, payments will stop and a refund equal to the value of the remaining refund units is paid.


Other Options and Rates

    We may offer other Payment Options or alternative versions of the options listed above.


Other Conditions
    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the Contract will be distributed over a period not greater than the participant's life or life expectancy, the lives of the participant and a designated Beneficiary or a period certain not extending beyond the life expectancy of the participant or the joint life and last survivor life expectancy of the participant and a designated Beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). Any Payment Options elected under regular or SIMPLE IRA Contracts must also meet federal income tax distribution requirements.

    If an Annuity Payment were to be less than $20, we reserve the right to make alternate arrangements with the Payee to make the Annuity Payments exceed $20.



Full and Partial Withdrawals

    Full or partial withdrawals are available under Payment Options B, D, E or F (Payment Option F was available only with Contracts issued prior to May 10, 2004). You must send a written request for withdrawals to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts.

    If the entire commuted value is withdrawn under Payment Options B and D, payments stop and do not resume until the end of the period certain. If the entire commuted value is withdrawn under Payment Option E, the Contract terminates with no value. If a portion of the commuted value is withdrawn under Payment Options B, D or E, the Annuity Units of each fund or FIA (for the remainder of the period certain) will be reduced by the same percentage as the commuted value withdrawn from that fund. Withdrawals will not affect payments that are to be made after the period certain.

    Under Payment Option F (available only with Contracts issued prior to May 10, 2004), you may withdraw, less any applicable surrender charge, all or part of the Contract value. Withdrawals under Payment Option F will reduce the Contract value and will affect the amount of future Annuity Payments.


    There may be adverse tax consequences to certain withdrawals. See "Federal Income Taxes." A deduction for withdrawal charges may be imposed on full or partial withdrawals. Any request for full or partial withdrawals should be made to our Annuity Operations Division.

Determination of the Commuted Value

    The commuted value equals the present value of any remaining period certain Annuity Payments. Variable Annuity Payments will be commuted at the Assumed Interest Rate. Fixed Annuity Payments will be commuted at the Underlying Interest Rate for Contracts issued before July 24, 2001 or in states where the associated Contract amendment was not approved. Fixed Annuity Payments will be commuted at the adjusted commutation rate for Contracts issued after July 24, 2001. For Contracts issued after May 1, 2004, commutation of Fixed Annuity Payments may not be available in all states.


Adjusted Commutation Rate

    The adjusted commutation rate equals the Underlying Interest Rate minus the rate at issue ("RI") plus the rate at commutation ("RC"). We determine the Underlying Interest Rate on the Contract Date. We will furnish the Underlying Interest Rate upon request.


RI is determined as follows:

o RI is the interest rate swap yield for the issue duration as of the later of the Contract Date or the Period Certain Change Date.

o The issue duration equals 1 plus the number of whole years from the later of the Contract Date or the Period Certain Change Date until the Final Payment Date multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.


o The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

RC is determined as follows:
o RC is the interest rate swap yield for the commutation duration as of the date the commuted value is calculated.


o The commutation duration equals 1 plus the number of whole years from the date the commuted value is calculated until the Final Payment Date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.


o The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.

Separate Account Valuation Procedures
--------------------------------------------------------------------------------
Valuation Date

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:


1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

====================================================
New Year's Day                Independence Day
----------------------------------------------------
Martin Luther King Jr. Day    Labor Day
----------------------------------------------------
Washington's Birthday         Thanksgiving Day
----------------------------------------------------
Good Friday                   Christmas Day
----------------------------------------------------
Memorial Day
====================================================

Valuation Period
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Annuity Unit Value

    The Annuity Unit value equals the Annuity Unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for the valuation period divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the Assumed Interest Rate. The Annuity Unit value of the FIA equals 1.000 on any valuation date.


Net Investment Factor
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

Miscellaneous Provisions
--------------------------------------------------------------------------------
Assignment

    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the Beneficiary. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored. We are not responsible for the validity of any assignment.

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


Deferment of Payment

    Our Annuity Operations Division will ordinarily make payment of any withdrawal requests in a single sum within seven days after receipt of the written request. However, we may postpone the processing of any such transactions attributable to the Separate Account at times (a) when the NYSE is closed for trading, except normal holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the commuted value or (d) when a governmental body having jurisdiction over the Separate Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist. We may defer payment for any transaction dependent on values in the FIA for up to six months.


Free Look Period

    We may mail the Contract to you or we may deliver it to you in person. You may return your Contract for any reason within 10 days and receive a refund of the Premium less any Annuity Payments and withdrawals, plus any increase or minus any decrease on the Premium allocated to the subaccounts as of the date of cancellation. If applicable state law requires, we will return the full amount of the Premium we received less any Annuity Payments and withdrawals. (A longer free look period may be required by your state.)

    Your Premium will automatically be applied to the various subaccounts and the FIA in accordance with your instructions for the allocation of Premium provided when you purchased the Contract.


Amendments to Contracts

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law. Changes in the Contract may need to be approved by Owners and state insurance departments. A change in the Contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.


Substitution of Fund Shares

    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the funds may become unsuitable for investment by Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


Ownership of the Contract

    Ordinarily, the purchaser of a Contract is the Owner and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual, entity or the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified tax advisor should be consulted before any such transfer is attempted.


Federal Income Taxes
--------------------------------------------------------------------------------
Introduction

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

Surrenders or Withdrawals Prior to the Contract
Maturity Date
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

Surrenders or Withdrawals On or After the Contract
Maturity Date
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


Penalty Tax on Certain Surrenders and Withdrawals
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.


    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."


Additional Considerations


Distribution-at-Death Rules
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


Contracts Owned by Non-Natural Persons

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

Multiple Contracts
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.


Owner Control
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

o     55% in any 1 investment
o     70% in any 2 investments
o     80% in any 3 investments
o     90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Taxation of Annuities in General--Qualified Plans
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

Tax Sheltered Annuities ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

Keogh Plans
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

Individual Retirement Annuities

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


Corporate Pension and Profit-Sharing Plans
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a

10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Seek Tax Advice

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


Sales of Contracts

--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. ("WSG"), formerly known as W.S. Griffith & Co., Inc., a New York corporation incorporated on August 7, 1970, licensed to sell PHL Variable insurance policies as well as policies, annuity Contracts and funds of companies affiliated with PHL Variable. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of PHL Variable. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the NASD. PEPCO serves as national distributor of the Policies and is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies, Inc. and is an affiliate of PHL Variable.

    Contracts may also be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount, which may not exceed 7.25% of the payments under the Contract. We will pay any such amount paid with respect to Contracts sold through other broker-dealers to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for withdrawal charges may be used as reimbursement for commission payments.

Servicing Agent

--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fee paid by the fund for the last three fiscal years follows:

       ----------------------------------------------------------
                Year Ended             Total Administrative
               December 31,              Service Fee Paid
       ----------------------------------------------------------
                   2001                         N/A
       ----------------------------------------------------------
                   2002                         N/A
       ----------------------------------------------------------
                   2003                    $1.8 Million
       ----------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and Separate Accounts. It does not include, however, any supervision over the investment policies of the Separate Account.


Reports
--------------------------------------------------------------------------------

    We will furnish you with Separate Account reports and financial statements at least annually.


Voting Rights
--------------------------------------------------------------------------------

    As stated above, all of the assets of the Separate Account are allocated to subaccounts that in turn invest in shares of a corresponding underlying mutual fund investment option. We are the legal Owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from Owners of the Contracts.

    We intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which we have not received instructions from Owners, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in our own right, we may elect to do so.

    Matters on which Owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the Owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.


    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

Texas Optional Retirement Program
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal of a Contract prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


Legal Matters
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the Contracts described in this prospectus.

SAI Table of Contents

--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI follows:


o   PHL Variable Insurance Company
o   Underwriter
o   Disruptive Trading and Market Timing
o   Performance History
o   Calculation of Yield and Return
o   Calculation of Annuity Payments
o   Experts
o   Separate Account Financial Statements
o   Company Financial Statements

    Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - Investment Options
--------------------------------------------------------------------------------

Investment Type

----------------------------------------------------------------------------------------------------------------

                                                                        Investment Type
                                        ------------------------------------------------------------------------
                                        Aggressive                          Growth &
         Series                            Growth  Conservative     Growth   Income        Income      Specialty
----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                        |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                            |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                             |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                             |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate                                                                          |X|
Securities
----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                       |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth      |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                             |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                                                    |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term                                                      |X|
Bond
----------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                                  |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                                 |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                            |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                        |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                         |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                                           |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                             |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                     |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                    |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                     |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                               |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                               |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                  |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                                              |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                                           |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                         |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                                          |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                                         |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                       |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                        |X|
----------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                               |X|
Growth
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                    |X|
----------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                          |X|
----------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             |X|
----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government                                                           |X|
Securities II
----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                              |X|
----------------------------------------------------------------------------------------------------------------
VIP Contrafund(R)Portfolio                                            |X|
----------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                    |X|
----------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                  |X|
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                   |X|
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities      |X|
Fund
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                     |X|
----------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                          |X|
----------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                      |X|
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                             |X|
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund               |X|
----------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                  |X|
----------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund        |X|
----------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                     |X|
----------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                       |X|
----------------------------------------------------------------------------------------------------------------
Wanger International Select                  |X|
----------------------------------------------------------------------------------------------------------------
Wanger International Small Cap               |X|
----------------------------------------------------------------------------------------------------------------
Wanger Select                                                         |X|
----------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                         |X|

----------------------------------------------------------------------------------------------------------------

Investment Advisors

     --------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                              ---------------------------------------------------------------------------------
                                               [see key below]
               Series                          1     2     3     4   5     6    7    8    9     10    11   12    13   14   15
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Aberdeen International           |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-AIM Mid-Cap Equity                     |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Alliance/Bernstein Enhanced
     Index                                          |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Alliance/Bernstein Growth +
     Value                                          |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Duff & Phelps Real Estate
     Securities                                           |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Engemann Capital Growth          |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Engemann Small & Mid-Cap Growth  |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Goodwin Money Market             |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Fixed
     Income                                   |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Short Term
     Bond                                     |X|
     --------------------------------------------------------------------------------------------------------------------------

     Phoenix-Kayne Rising Dividends           |X|

     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Kayne Small-Cap Quality Value    |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Lazard International Equity
     Select                                         |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Lazard Small-Cap Value                 |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Lazard U.S. Multi-Cap                  |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Lord Abbett Bond-Debenture             |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Lord Abbett Large-Cap Value            |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Lord Abbett Mid-Cap Value              |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-MFS Investors Growth Stock             |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-MFS Investors Trust                    |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-MFS Value                              |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Northern Dow 30                        |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Northern Nasdaq-100 Index(R)             |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Oakhurst Growth and Income       |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Oakhurst Strategic Allocation    |X|
     --------------------------------------------------------------------------------------------------------------------------

     Phoenix-Oakhurst Value Equity            |X|

     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Global Value         |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Mid-Cap Value        |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Small-Cap
     Value                                          |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Seneca Mid-Cap Growth            |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-Seneca Strategic Theme           |X|
     --------------------------------------------------------------------------------------------------------------------------
     Phoenix-State Street Research Small-Cap
     Growth                                         |X|
     --------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Capital Appreciation Fund                         |X|
     --------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Premier Equity Fund                               |X|
     --------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap
     Portfolio                                                      |X|
     --------------------------------------------------------------------------------------------------------------------------
     Federated Fund for U.S. Government
     Securities II                                                             |X|
     --------------------------------------------------------------------------------------------------------------------------
     Federated High Income Bond Fund II                                        |X|
     --------------------------------------------------------------------------------------------------------------------------
     VIP Contrafund(R)Portfolio                                                      |X|
     --------------------------------------------------------------------------------------------------------------------------
     VIP Growth Opportunities Portfolio                                             |X|
     --------------------------------------------------------------------------------------------------------------------------
     VIP Growth Portfolio                                                           |X|
     --------------------------------------------------------------------------------------------------------------------------
     Mutual Shares Securities Fund                                                       |X|
     --------------------------------------------------------------------------------------------------------------------------
     Templeton Developing Markets Securities
     Fund                                                                                                 |X|
     --------------------------------------------------------------------------------------------------------------------------
     Templeton Foreign Securities Fund                                                                               |X|
     --------------------------------------------------------------------------------------------------------------------------
     Templeton Global Asset Allocation Fund                                                                          |X|
     --------------------------------------------------------------------------------------------------------------------------
     Templeton Growth Securities Fund                                                                           |X|
     --------------------------------------------------------------------------------------------------------------------------
     Rydex Variable Trust Juno Fund                                                                  |X|
     --------------------------------------------------------------------------------------------------------------------------
     Rydex Variable Trust Nova Fund                                                                  |X|
     --------------------------------------------------------------------------------------------------------------------------
     Rydex Variable Trust Sector Rotation
     Fund                                                                                            |X|
     --------------------------------------------------------------------------------------------------------------------------
     Scudder VIT EAFE(R)Equity Index Fund                                  |X|
     --------------------------------------------------------------------------------------------------------------------------
     Scudder VIT Equity 500 Index Fund                                    |X|
     --------------------------------------------------------------------------------------------------------------------------
     Technology Portfolio                                                                      |X|
     --------------------------------------------------------------------------------------------------------------------------

     Wanger International Select                                                                                          |X|

     --------------------------------------------------------------------------------------------------------------------------
     Wanger International Small Cap                                                                                       |X|
     --------------------------------------------------------------------------------------------------------------------------

     Wanger Select                                                                                                        |X|

     --------------------------------------------------------------------------------------------------------------------------
     Wanger U.S. Smaller Companies                                                                                        |X|
     --------------------------------------------------------------------------------------------------------------------------

[key to column headers]
1       Phoenix Investment Counsel, Inc.
2       Phoenix Variable Advisors, Inc.
3       Duff & Phelps Investment Management Co.
4       AIM Advisors, Inc.
5       Fred Alger Management, Inc.
6       Deutsche Asset Management, Inc.
7       Federated Investment Management Company
8       Fidelity Management and Research Company
9       Franklin Mutual Advisers, LLC
10      Morgan Stanley Investment Management Inc.
11      Rydex Global Advisors
12      Templeton Asset Management, Ltd.
13      Templeton Global Advisors Limited
14      Templeton Investment Counsel, Inc.
15      Wanger Asset Management, L.P.

Investment Subadvisors

-------------------------------------------------------------------------------------------------------
                                                                  Subadvisors
                                         --------------------------------------------------------------
                                         [see key below]
        Series                            1     2    3     4     5    6     7    8     9     10   11
-------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International            |X|
-------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                      |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced                  |X|
Index
-------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth +                  |X|
Value
-------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                                                        |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                                                |X|
-------------------------------------------------------------------------------------------------------

Phoenix-Kayne Rising Dividends                             |X|

-------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                      |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity                              |X|
Select
-------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                   |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                    |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                                    |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                                   |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                                     |X|
-------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                                          |X|
-------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                                 |X|
-------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                                           |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                                          |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                                             |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value               |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value              |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap                  |X|
Value
-------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                                                |X|
-------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                                               |X|
-------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap                                                           |X|
Growth
-------------------------------------------------------------------------------------------------------

[key to column headers]


1       Aberdeen Fund Managers, Inc.
2       AIM Capital Management, Inc.
3       Alliance Capital Management, L.P.
4       Kayne Anderson Rudnick Investment Management, LLC
5       Lazard Asset Management LLC
6       Lord, Abbett & Co. LLC
7       MFS Investment Management
8       Northern Trust Investments, N.A.
9       Engemann Asset Management
10      Seneca Capital Management, LLC
11      State Street Research & Management Company

APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.


Annuitant: The person on whose continuation of life a Contract is issued. The Annuitant may not be changed after the Contract Date.

Annuity Start Date: The Annuity Start Date is one month after the Contract Date and is the date that we calculate and make the first Annuity Payment. In addition, we will use the previous valuation date if the Annuity Start Date should fall on a non-valuation date.

Annuity Payment: The amount we pay on each Payment Calculation Date. It is the sum of the Fixed Annuity Payment and the Variable Annuity Payment.

Annuity Unit: A standard of measurement used in determining the amount of each Annuity Payment.

Assumed Interest Rate: The rate that you select at purchase and is used to determine the variable Payment Option rate.

Beneficiary(ies): The individual(s) or entity(ies) named in the Contract to receive certain benefits.

Contract: The single Premium immediate fixed and variable annuity Contract described in this prospectus.

Contract Anniversary: The same date each year as the Contract Date.

Contract Date: The date by which the Contract Years and anniversaries are measured. The Contract Date must precede the death of any Owner, Annuitant and Joint Annuitant.

Contract Year: Each 12-month period starting with the Contract Date and each Contract Anniversary thereafter.


FIA: The Fixed Income Allocation is an account within our General Account.


Final Payment Date: The date on which the last period certain Annuity Payment is scheduled to be made.

Fixed Annuity Payment: The Fixed Annuity Payments are  funded by the FIA.

Joint Annuitant: The Contract will only have a Joint Annuitant if the Payment Option provides for a survivor. The Joint Annuitant is one of the lives upon whose continuation of life this Contract is issued. The Joint Annuitant may not be changed after the Contract Date.

Net Asset Value: Net Asset Value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of the Series' outstanding shares.

Owner (Owner, You, Your): The individual or entity who possesses all rights under the Contract. One or more Owners are possible.

Payee: The person named to receive Annuity Payments.

Payment Calculation Date: The date we calculate and make Annuity Payments. The first Payment Calculation Date is the Annuity Start Date. Subsequent Payment Calculation Dates are based on the payment frequency selected. We will use the previous valuation date if such a date falls on a non-valuation date or on a date that does not occur in a given month.

Payment Option: The provisions under which we make a Series of Annuity Payments to the Annuitant or other Payee, such as a single life annuity.


Period Certain Change Date: The date of the most recent change, if any, of the period certain.

PHL Variable (Our, Us, We, Company): PHL Variable Insurance Company.


Premium: The amount you pay when you purchase a Contract. Generally, we require a minimum single Premium of $35,000.


Separate Account: PHL Variable Accumulation Account.

Series: A separate investment portfolio of a fund.


Underlying Interest Rate: The interest rate used to calculate fixed Payment Option rate.

Variable Annuity Payment: The Variable Annuity Payments are funded by one or more subaccounts and may vary with the investment experience of the subaccounts.

APPENDIX C - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------



                                                               Upon              Upon
State                                                     Premium Payment    Annuitization        Nonqualified       Qualified
-----                                                     ---------------    -------------        ------------       ---------

California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."

----------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity Premium payments are taxed upon Premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to Premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - Financial Highlights
--------------------------------------------------------------------------------

     The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  PHL Variable Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027


                                                                          Subaccount          Subaccount        Units Outstanding
                                                                          Unit Value          Unit Value        at End of Period
                             Subaccount                              Beginning of Period    End of Period          (Thousands)
----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.540              $2.006                 53
         From 1/1/02 to 12/31/02                                            $1.831              $1.540                 56
         From 7/23/01* to 12/31/01                                          $2.000              $1.831                 51

Phoenix-AIM Mid-Cap Equity
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.871              $2.369                 16
         From 4/22/02* to 12/31/02                                          $2.000              $1.871                  6

Phoenix-Alliance/Bernstein Enhanced Index
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.426              $1.778                115
         From 1/1/02 to 12/31/02                                            $1.892              $1.426                109
         From 7/27/01* to 12/31/01                                          $2.000              $1.892                 82

Phoenix-Alliance/Bernstein Enhanced Index with Guaranteed Minimum Payment Rider (1)
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.404              $1.732              16,158
         From 1/1/02 to 12/31/02                                            $1.882              $1.404               6,876
         From 6/25/01* to 12/31/01                                          $2.000              $1.882               1,983

Phoenix-Alliance/Bernstein Growth + Value
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.581              $1.968                14
         From 2/22/02* to 12/31/02                                          $2.000              $1.581                 2
Phoenix-Duff & Phelps Real Estate Securities
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $2.283              $3.117                48
         From 1/1/02 to 12/31/02                                            $2.062              $2.283                65
         From 8/24/01* to 12/31/01                                          $2.000              $2.062                62

Phoenix-Engemann Capital Growth
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.292              $1.613                57
         From 1/1/02 to 12/31/02                                            $1.740              $1.292                64
         From 6/26/01* to 12/31/01                                          $2.000              $1.740                51

Phoenix-Engemann Small & Mid-Cap Growth
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $1.247              $1.804                 8
         From 1/1/02 to 12/31/02                                            $1.774              $1.247                 9
         From 8/17/01* to 12/31/01                                          $2.000              $1.774                 8

Phoenix-Goodwin Money Market
==================================================================================================================================
         From 1/1/03 to 12/31/03                                            $2.025              $2.014                749
         From 1/1/02 to 12/31/02                                            $2.022              $2.025              1,298
         From 5/10/01* to 12/31/01                                          $2.000              $2.022                829



(1) Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004


* Date subaccount began operations.


                                                                          Subaccount          Subaccount        Units Outstanding
                                                                          Unit Value          Unit Value        at End of Period
                             Subaccount                              Beginning of Period    End of Period          (Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market with Guaranteed Minimum Payment Rider (1)
==================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.990                $1.959                1,114
         From 1/1/02 to 12/31/02                                             $2.007                $1.990                1,365
         From 5/29/01* to 12/31/01                                           $2.000                $2.007                 634

Phoenix-Goodwin Multi-Sector Fixed Income
==================================================================================================================================
         From 1/1/03 to 12/31/03                                             $2.221                $2.513                  74
         From 1/1/02 to 12/31/02                                             $2.044                $2.221                 108
         From 6/22/01* to 12/31/01                                           $2.000                $2.044                  88

Phoenix-Goodwin Multi-Sector Short Term Bond
==================================================================================================================================

Phoenix-Kayne Rising Dividends
==================================================================================================================================

Phoenix-Kayne Small-Cap Quality Value
==================================================================================================================================

Phoenix-Lazard International Equity Select
==================================================================================================================================
         From 7/11/03* to 12/31/03                                           $2.000                $2.444                  2

Phoenix-Lazard Small-Cap Value
==================================================================================================================================

Phoenix-Lazard U.S. Multi-Cap
==================================================================================================================================

Phoenix-Lord Abbett Bond-Debenture
==================================================================================================================================

Phoenix-Lord Abbett Large-Cap Value
==================================================================================================================================
         From 7/11/03* to 12/31/03                                           $2.000                $2.540                  3

Phoenix-Lord Abbett Mid-Cap Value
==================================================================================================================================
         From 12/11/03* to 12/31/03                                          $2.000                $2.447                  6

Phoenix-MFS Investors Growth Stock
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.232                $1.470                 164
         From 1/1/02 to 12/31/02                                             $1.753                $1.232                 168
         From 8/3/01* to 12/31/01                                            $2.000                $1.753                 54

Phoenix-MFS Investors Trust
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.627                $1.969                  2
         From 2/22/02* to 12/31/02                                           $2.000                $1.627                  2

Phoenix-MFS Value
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.795                $2.213                  2
         From 2/22/02* to 12/31/02                                           $2.000                $1.795                  2

Phoenix-Northern Dow 30
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.570                $1.975                 138
         From 1/1/02 to 12/31/02                                             $1.882                $1.570                 137
         From 6/12/01* to 12/31/01                                           $2.000                $1.882                  9



(1) Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004


* Date subaccount began operations.


                                                                          Subaccount          Subaccount        Units Outstanding
                                                                          Unit Value          Unit Value        at End of Period
                             Subaccount                              Beginning of Period    End of Period          (Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.154                $1.696                 86
         From 1/1/02 to 12/31/02                                             $1.872                $1.154                 92
         From 7/19/01* to 12/31/01                                           $2.000                $1.872                  1

Phoenix-Oakhurst Growth and Income
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.455                $1.831                 40
         From 1/1/02 to 12/31/02                                             $1.901                $1.455                 42
         From 7/23/01* to 12/31/01                                           $2.000                $1.901                 34

Phoenix-Oakhurst Strategic Allocation
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.754                $2.077                 201
         From 1/1/02 to 12/31/02                                             $2.009                $1.754                 162
         From 6/25/01* to 12/31/01                                           $2.000                $2.009                 121

Phoenix- Oakhurst Value Equity
==================================================================================================================================
         From 1/1/03 to 12/31/03                                             $1.391                $1.702                 173
         From 1/1/02 to 12/31/02                                             $1.804                $1.391                 194
         From 6/25/01* to 12/31/01                                           $2.000                $1.804                 166

Phoenix-Sanford Bernstein Global Value
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.619                $2.123                  2
         From 1/08/02* to 12/31/02                                           $2.000                $1.619                  4

Phoenix-Sanford Bernstein Mid-Cap Value
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $2.023                $2.816                 91
         From 1/1/02 to 12/31/02                                             $2.240                $2.023                  96
         From 9/5/01* to 12/31/01                                            $2.000                $2.240                  97

Phoenix-Sanford Bernstein Small-Cap Value
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.911                $2.714                 19
         From 1/1/02 to 12/31/02                                             $2.115                $1.911                  23
         From 9/5/01* to 12/31/01                                            $2.000                $2.115                  19

Phoenix-Seneca Mid-Cap Growth
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.124                $1.430                 52
         From 1/1/02 to 12/31/02                                             $1.686                $1.124                  56
         From 6/25/01* to 12/31/01                                           $2.000                $1.686                  50

Phoenix-Seneca Strategic Theme
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.058                $1.434                 17
         From 1/1/02 to 12/31/02                                             $1.648                $1.058                  20
         From 6/22/01* to 12/31/01                                           $2.000                $1.648                  20

Phoenix-State Street Research Mid-Cap Growth
==================================================================================================================================
         From 12/11/03* to 12/31/03                                           $2.000                $3.040                 5

AIM V.I. Capital Appreciation Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.382                $1.768                  5
         From 5/30/02* to 12/31/02                                           $2.000                $1.382                  5

AIM V.I. Premier Equity Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.293                $1.597                 15
         From 4/22/02* to 12/31/02                                           $2.000                $1.293                  17


* Date subaccount began operations.


                                                                          Subaccount          Subaccount        Units Outstanding
                                                                          Unit Value          Unit Value        at End of Period
                             Subaccount                              Beginning of Period    End of Period          (Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.222                $1.626                  84
         From 1/1/02 to 12/31/02                                             $1.873                $1.222                  95
         From 6/25/01* to 12/31/01                                           $2.000                $1.873                 106

Federated Fund for U.S. Government Securities II
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $2.217                $2.241                 304
         From 1/1/02 to 12/31/02                                             $2.059                $2.217                 447
         From 6/22/01* to 12/31/01                                           $2.000                $2.059                 209

Federated High Income Bond Fund II
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.979                $2.388                 35
         From 1/1/02 to 12/31/02                                             $1.976                $1.979                  13
         From 7/19/01* to 12/31/01                                           $2.000                $1.976                  5

VIP Contrafund(R) Portfolio
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.728                $2.190                 50
         From 1/1/02 to 12/31/02                                             $1.932                $1.728                  51
         From 9/25/00* to 12/31/01                                           $2.000                $1.932                  2

VIP Growth Opportunities Portfolio
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.457                $1.866                 29
         From 1/1/02 to 12/31/02                                             $1.890                $1.457                  18
         From 7/23/00* to 12/31/01                                           $2.000                $1.890                  6

VIP Growth Portfolio
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.270                $1.665                 31
         From 1/1/02 to 12/31/02                                             $1.842                $1.270                  17
         From 9/24/00* to 12/31/01                                           $2.000                $1.842                  17

Mutual Shares Securities Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.700                $2.101                 28
         From 1/1/02 to 12/31/02                                             $1.952                $1.700                  29
         From 7/19/01* to 12/31/01                                           $2.000                $1.952                  7

Templeton Developing Markets Securities Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.832                $2.768                  4
         From 1/1/02 to 12/31/02                                             $1.858                $1.832                  4
         From 8/17/01* to 12/31/01                                           $2.000                $1.858                  4

Templeton Foreign Securities Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.471                $1.921                 22
         From 1/1/02 to 12/31/02                                             $1.829                $1.471                  27
         From 8/17/01* to 12/31/01                                           $2.000                $1.829                  6

Templeton Global Asset Allocation Fund
==================================================================================================================================

Templeton Growth Securities Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.586                $2.069                 37
         From 1/1/02 to 12/31/02                                             $1.970                $1.586                  47
         From 8/13/01* to 12/31/01                                           $2.000                $1.970                  19

Rydex Variable Trust Juno Fund
==================================================================================================================================


* Date subaccount began operations.


                                                                          Subaccount          Subaccount        Units Outstanding
                                                                          Unit Value          Unit Value        at End of Period
                             Subaccount                              Beginning of Period    End of Period          (Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
==================================================================================================================================

Rydex Variable Trust Sector Rotation Fund
==================================================================================================================================

Scudder VIT EAFE(R) Index Fund
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.377                $1.814                  30
         From 1/1/02 to 12/31/02                                             $1.779                $1.377                  36
         From 7/19/01* to 12/31/01                                           $2.000                $1.779                  5

Scudder VIT Equity 500 Index Fund
==================================================================================================================================
         From 7/7/03* to 12/31/03                                            $2.000                $2.066                  25

Technology Portfolio
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $0.901                $1.314                  1
         From 1/1/02 to 12/31/02                                             $1.787                $0.901                  1
         From 7/19/01* to 12/31/01                                           $2.000                $1.787                  1

Wanger International Select
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.440                $2.009                  2
         From 1/1/02 to 12/31/02                                             $1.722                $1.440                  2
         From 7/19/01* to 12/31/01                                           $2.000                $1.722                  3

Wanger International Small Cap
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.446                $2.126                 23
         From 1/1/02 to 12/31/02                                             $1.700                $1.446                 26
         From 8/10/01* to 12/31/01                                           $2.000                $1.700                 19

Wanger Select
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.971                $2.545                 34
         From 1/1/02 to 12/31/02                                             $2.161                $1.971                 43
         From 8/24/01* to 12/31/01                                           $2.000                $2.161                 53

Wanger U.S. Smaller Companies
==================================================================================================================================
         From 1/1/02 to 12/31/02                                             $1.660                $2.347                 69
         From 1/1/02 to 12/31/02                                             $2.021                $1.660                 81
         From 7/19/01* to 12/31/01                                           $2.000                $2.021                 55



* Date subaccount began operations.

APPENDIX E - Illustrations of Annuity Payments Assuming Hypothetical Rates of Return
-------------------------------------------------------------------------------

    The following illustrations have been prepared to show how investment performance affects Variable Annuity Payments over time. The monthly Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and we do not guarantee that the Contract would earn these returns for any one-year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

    The monthly Annuity Payments may be more or less than shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of Variable Annuity Payments will also fluctuate. The amount of Annuity Payments received will depend on cumulative investment returns, how long the Annuitant lives and the Payment Option chosen.

    The Assumed Interest Rate will also affect the amount of Variable Annuity Payments. Payments will increase from one Payment Calculation Date to the next if the net investment factor is greater than the Assumed Interest Rate, and will decrease if the net investment factor is less than the Assumed Interest Rate.

    Each of the following illustrations has a different Assumed Interest Rate. The Assumed Interest Rates of 2.5% (available only if the Guaranteed Minimum Payment Rider is elected), 3%, 5% and 6% are highlighted on each illustration page.

    The monthly Annuity Payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations assume that each fund will incur expenses at an average annual rate of 0.99% of the average daily net assets. This is a weighted average of the fund expenses shown in the annual fund expense table on pages 4 and 5. While the expense reimbursement arrangements described on pages 4 and 5 are expected to continue at least through 2004, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the subaccounts. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.22%, 3.71% and 9.63%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each Variable Annuity Payment.

------------------------------------------------------------------------------------------------------------------

                                                Phoenix Income Choice

                                  Initial Annuity Start Date:   January 1, 2004
                     Initial Variable Annuity Payment Amount:   $1,000
                                              Payment Option:   20 year Specified Period
                                 Frequency of Annuity Income:   Annually
                                       Assumed Interest Rate:   2.50%
                                         Average Expense Fee:   0.30%
                                 Risk and Administrative Fee:   2.25%
------------------------------------------------------------------------------------------------------------------
                     Annual rate of interest before expenses:          0.00%             6.00%          12.00%
                      Annual rate of interest after expenses:         -2.52%             3.35%           9.22%

              Payment Calculation Date                                            Annual Payments
------------------------------------------------------------------------------------------------------------------
                    January 1, 2004                                   $1,000            $1,000          $1,000
                    January 1, 2005                                   $1,000            $1,008          $1,066
                    January 1, 2006                                   $1,000            $1,017          $1,135
                    January 1, 2007                                   $1,000            $1,025          $1,210
                    January 1, 2008                                   $1,000            $1,034          $1,289
                    January 1, 2009                                   $1,000            $1,042          $1,373
                    January 1, 2010                                   $1,000            $1,051          $1,463
                    January 1, 2011                                     $951            $1,059          $1,559
                    January 1, 2012                                     $904            $1,068          $1,661
                    January 1, 2013                                     $860            $1,077          $1,770
                    January 1, 2014                                     $818            $1,086          $1,886
                    January 1, 2015                                     $778            $1,095          $2,010
                    January 1, 2016                                     $740            $1,104          $2,142
                    January 1, 2017                                     $704            $1,113          $2,282
                    January 1, 2018                                     $669            $1,122          $2,431
                    January 1, 2019                                     $636            $1,132          $2,591
                    January 1, 2020                                     $605            $1,141          $2,760
                    January 1, 2021                                     $576            $1,150          $2,941
                    January 1, 2022                                     $548            $1,160          $3,134
                    January 1, 2023                                     $521            $1,170          $3,339

------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

------------------------------------------------------------------------------------------------------------------

                                                Phoenix Income Choice

                                  Initial Annuity Start Date:   January 1, 2004
                     Initial Variable Annuity Payment Amount:   $1,000
                                              Payment Option:   20 year Specified Period
                                 Frequency of Annuity Income:   Annually
                                       Assumed Interest Rate:   3.0%
                                         Average Expense Fee:   0.99%
                                 Risk and Administrative Fee:   1.25%
------------------------------------------------------------------------------------------------------------------
                     Annual rate of interest before expenses:          0.00%              6.00%         12.00%
                      Annual rate of interest after expenses:         -2.22%              3.71%          9.63%

               Payment Calculation Date                                           Annual Payments
------------------------------------------------------------------------------------------------------------------
                    January 1, 2004                                   $1,000             $1,000         $1,000
                    January 1, 2005                                     $949             $1,007         $1,064
                    January 1, 2006                                     $901             $1,014         $1,133
                    January 1, 2007                                     $856             $1,021         $1,206
                    January 1, 2008                                     $812             $1,028         $1,283
                    January 1, 2009                                     $771             $1,035         $1,366
                    January 1, 2010                                     $732             $1,042         $1,454
                    January 1, 2011                                     $695             $1,049         $1,548
                    January 1, 2012                                     $660             $1,056         $1,647
                    January 1, 2013                                     $626             $1,063         $1,753
                    January 1, 2014                                     $594             $1,071         $1,866
                    January 1, 2015                                     $564             $1,078         $1,986
                    January 1, 2016                                     $536             $1,085         $2,114
                    January 1, 2017                                     $509             $1,093         $2,250
                    January 1, 2018                                     $483             $1,100         $2,395
                    January 1, 2019                                     $458             $1,108         $2,550
                    January 1, 2020                                     $435             $1,115         $2,714
                    January 1, 2021                                     $413             $1,123         $2,888
                    January 1, 2022                                     $392             $1,131         $3,074
                    January 1, 2023                                     $372             $1,139         $3,272

------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

------------------------------------------------------------------------------------------------------------------

                                                Phoenix Income Choice

                                  Initial Annuity Start Date:     January 1, 2004
                     Initial Variable Annuity Payment Amount:     $1,000
                                              Payment Option:     20 year Specified Period
                                 Frequency of Annuity Income:     Annually
                                       Assumed Interest Rate:     5.00%
                                         Average Expense Fee:     0.99%
                                 Risk and Administrative Fee:     1.25%
------------------------------------------------------------------------------------------------------------------
                     Annual rate of interest before expenses:         0.00%               6.00%        12.00%
                      Annual rate of interest after expenses:        -2.22%               3.71%         9.63%

               Payment Calculation Date                                           Annual Payments
------------------------------------------------------------------------------------------------------------------
                    January 1, 2004                                  $1,000              $1,000         $1,000
                    January 1, 2005                                    $931                $988         $1,044
                    January 1, 2006                                    $867                $975         $1,090
                    January 1, 2007                                    $808                $963         $1,138
                    January 1, 2008                                    $752                $952         $1,188
                    January 1, 2009                                    $700                $940         $1,241
                    January 1, 2010                                    $652                $928         $1,296
                    January 1, 2011                                    $607                $917         $1,353
                    January 1, 2012                                    $566                $906         $1,412
                    January 1, 2013                                    $527                $894         $1,475
                    January 1, 2014                                    $490                $883         $1,540
                    January 1, 2015                                    $457                $872         $1,608
                    January 1, 2016                                    $425                $862         $1,679
                    January 1, 2017                                    $396                $851         $1,753
                    January 1, 2018                                    $369                $841         $1,830
                    January 1, 2019                                    $343                $830         $1,911
                    January 1, 2020                                    $320                $820         $1,995
                    January 1, 2021                                    $298                $810         $2,083
                    January 1, 2022                                    $277                $800         $2,175
                    January 1, 2023                                    $258                $790         $2,271

------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

------------------------------------------------------------------------------------------------------------------

                                                Phoenix Income Choice

                                  Initial Annuity Start Date:     January 1, 2004
                     Initial Variable Annuity Payment Amount:     $1,000
                                              Payment Option:     20 year Specified Period
                                 Frequency of Annuity Income:     Annually
                                       Assumed Interest Rate:     6.0%
                                         Average Expense Fee:     0.99%
                                 Risk and Administrative Fee:     1.25%

------------------------------------------------------------------------------------------------------------------
                     Annual rate of interest before expenses:         0.00%               6.00%        12.00%
                      Annual rate of interest after expenses:        -2.22%               3.71%         9.63%

               Payment Calculation Date                                           Annual Payments
------------------------------------------------------------------------------------------------------------------
                    January 1, 2004                                  $1,000              $1,000         $1,000
                    January 1, 2005                                    $922                $978         $1,034
                    January 1, 2006                                    $851                $957         $1,070
                    January 1, 2007                                    $785                $936         $1,106
                    January 1, 2008                                    $724                $916         $1,144
                    January 1, 2009                                    $668                $896         $1,183
                    January 1, 2010                                    $616                $877         $1,224
                    January 1, 2011                                    $568                $858         $1,266
                    January 1, 2012                                    $524                $839         $1,309
                    January 1, 2013                                    $484                $821         $1,354
                    January 1, 2014                                    $446                $803         $1,401
                    January 1, 2015                                    $412                $786         $1,449
                    January 1, 2016                                    $380                $769         $1,498
                    January 1, 2017                                    $350                $752         $1,549
                    January 1, 2018                                    $323                $736         $1,603
                    January 1, 2019                                    $298                $720         $1,657
                    January 1, 2020                                    $275                $705         $1,714
                    January 1, 2021                                    $254                $689         $1,773
                    January 1, 2022                                    $234                $674         $1,834
                    January 1, 2023                                    $216                $660         $1,896

------------------------------------------------------------------------------------------------------------------


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

                                     PART B

                            PHOENIX INCOME CHOICE(R)
                         PHL VARIABLE INSURANCE COMPANY
              PHL VARIABLE ACCUMULATION ACCOUNT (Separate Account)
          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       Statement of Additional Information

Home Office:                                     PHL Variable Insurance Company

PHL Variable Insurance Company                      Annuity Operations Division

One American Row                                                  P.O. Box 8027
Hartford, Connecticut                          Boston, Massachusetts 02266-8027

                                   May 1, 2004


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800-541-0171.



                                Table of Contents

                                                                        Page

PHL Variable Insurance Company.....................................      2


Underwriter........................................................      2


Disruptive Trading and Market Timing...............................      2

Performance History for Contracts..................................      3

Calculation of Yield and Return....................................      6

Calculation of Annuity Payments ...................................      7


Experts ...........................................................      7

Separate Account Financial Statements..............................   SA-1

Company Financial Statements.......................................    F-1

PHL Variable Insurance Company
--------------------------------------------------------------------------------
    PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our main administrative office is at 100 Bright Meadow Boulevard in Enfield, Connecticut.

    We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").


Underwriter
--------------------------------------------------------------------------------
Phoenix Equity Planning Corporation (PEPCO), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne by PHL Variable.


Disruptive Trading and Market Timing
--------------------------------------------------------------------------------
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract Owners. These risks and harmful effects include:

o dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

o an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

o   increased brokerage and administrative expenses.

    To protect our Contract Owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.

    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.

    Currently, there is no charge for transfers. We reserve the right to impose a transfer charge. In no event, however, will such transfer charge exceed $20 per transaction. You will be permitted at least 12 free transfers during each Contract Year among the subaccounts. However, we reserve the right to change our policy limiting the number of transfers made each Contract Year.

Performance History for Contracts
--------------------------------------------------------------------------------
    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income) and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.

        Average Annual Total Return for the Period Ended December 1, 2003

------------------------------------------------------------------------------------------------------------
Subaccount                                            Inception    1 Year   5 Year  10 Year      Since
                                                        Date*                                  Inception
------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                  5/1/90      24.18%   -3.10%   4.32%         4.95%
Phoenix-AIM Mid-Cap Equity Series                     10/29/01     20.55%     N/A     N/A          5.93%
Phoenix-Alliance/Bernstein Enhanced Index Series       7/14/97     18.61%   -3.89%    N/A          1.98%
Phoenix-Alliance/Bernstein Growth + Value Series      10/29/01     18.44%     N/A     N/A         -3.11%
Phoenix-Duff & Phelps Real Estate Securities Series    5/1/95      30.50%   16.04%    N/A         13.76%
Phoenix-Engemann Capital Growth Series                12/31/82     18.87%   -9.45%   3.23%        10.72%
Phoenix-Engemann Small & Mid-Cap Growth Series         8/15/00     38.55%     N/A     N/A        -14.26%
Phoenix-Goodwin Money Market Series                    10/8/82     -6.58%    1.64%   2.82%         4.28%
Phoenix-Goodwin Multi-Sector Fixed Income Series      12/31/82      7.10%    6.77%   6.32%         8.26%
Phoenix-Goodwin Multi-Sector Short Term Bond Series    6/2/03        N/A      N/A     N/A         -4.79%
Phoenix-Kayne Rising Dividends Series                  8/12/02     11.57%     N/A     N/A          4.97%
Phoenix-Kayne Small-Cap Quality Value Series           8/12/02     12.74%     N/A     N/A          9.46%
Phoenix-Lazard International Equity Select Series      8/12/02     22.15%     N/A     N/A         11.40%
Phoenix-Lazard Small-Cap Value Series                  8/12/02     31.17%     N/A     N/A         19.23%
Phoenix-Lazard U.S. Multi-Cap Series                   8/12/02     21.13%     N/A     N/A         14.84%
Phoenix-Lord Abbett Bond-Debenture Series              8/12/02     10.24%     N/A     N/A         12.02%
Phoenix-Lord Abbett Large-Cap Value Series             8/12/02     22.57%     N/A     N/A         14.72%
Phoenix-Lord Abbett Mid-Cap Value Series               8/12/02     16.87%     N/A     N/A         11.52%
Phoenix-MFS Investors Growth Stock Series             12/20/99     13.27%     N/A     N/A        -13.48%
Phoenix-MFS Investors Trust Series                    10/29/01     14.99%     N/A     N/A         -3.06%
Phoenix-MFS Value Series                              10/29/01     17.25%     N/A     N/A          2.53%
Phoenix-Northern Dow 30 Series                        12/20/99     19.77%     N/A     N/A         -2.37%
Phoenix-Northern Nasdaq-100 Index(R)Series             8/15/00     40.95%     N/A     N/A        -26.08%
Phoenix-Oakhurst Growth and Income Series              3/2/98      19.83%   -1.86%    N/A          1.45%
Phoenix-Oakhurst Strategic Allocation Series           9/17/84     12.34%    2.16%   7.02%         9.67%
Phoenix-Oakhurst Value Equity Series                   3/2/98      16.29%    3.76%    N/A          4.88%
Phoenix-Sanford Bernstein Global Value Series         11/20/00     25.09%     N/A     N/A          0.65%
Phoenix-Sanford Bernstein Mid-Cap Value Series         3/2/98      33.17%    9.01%    N/A          5.23%
Phoenix-Sanford Bernstein Small-Cap Value Series      11/20/00     36.02%     N/A     N/A         14.34%
Phoenix-Seneca Mid-Cap Growth Series                   3/2/98      21.18%   -0.17%    N/A          3.16%
Phoenix-Seneca Strategic Theme Series                  1/29/96     29.50%   -3.96%    N/A          5.29%
Phoenix-State Street Research Small-Cap Growth
Series                                                 8/12/02     45.43%     N/A     N/A         31.36%
AIM V.I. Capital Appreciation Fund                     3/30/01     21.86%     N/A     N/A         -4.76%
AIM V.I. Premier Equity Fund                           3/30/01     17.48%     N/A     N/A         -8.25%
Alger American Leveraged AllCap Portfolio              6/5/00      27.00%     N/A     N/A        -16.43%
Federated Fund For U.S. Government Securities II       7/15/99     -4.95%     N/A     N/A          4.62%
Federated High Income Bond Fund II                     7/15/99     14.65%     N/A     N/A          0.71%
VIP Fidelity Contrafund(R)Portfolio                    6/5/00      20.71%     N/A     N/A         -3.59%
VIP Fidelity Growth Opportunities Portfolio            6/5/00      22.00%     N/A     N/A        -10.21%
VIP Fidelity Growth Portfolio                          6/5/00      25.08%     N/A     N/A        -13.28%
Mutual Shares Securities Fund                          5/1/00      17.54%     N/A     N/A          5.27%
Templeton Developing Markets Securities Fund           9/27/96     45.04%    6.21%    N/A         -3.88%
Templeton Foreign Securities Fund                      5/11/92     24.52%    0.00%   5.16%         7.14%
Templeton Global Asset Allocation Fund                11/28/88     24.27%    5.16%   7.72%         8.76%
Templeton Growth Securities Fund                       5/1/00      24.45%     N/A     N/A          0.81%
Rydex Variable Trust Juno Fund                         6/2/03        N/A      N/A     N/A         -1.84%
Rydex Variable Trust Nova Fund                         6/2/03        N/A      N/A     N/A         14.52%
Rydex Variable Trust Sector Rotation Fund              6/2/03        N/A      N/A     N/A          8.29%
Scudder VIT EAFE(R)Equity Index Fund                   7/15/99     25.65%     N/A     N/A        -7.38%
Scudder VIT Equity 500 Index Fund                     10/29/01     20.52%     N/A     N/A         -0.84%
Technology Portfolio                                  12/20/99     39.89%     N/A     N/A        -26.39%
Wanger International Select                            2/1/99      33.43%     N/A     N/A          8.05%
Wanger International Small Cap                         5/1/95      40.97%    8.85%    N/A         13.55%
Wanger Select                                          2/1/99      23.05%     N/A     N/A         12.57%
Wanger U.S. Smaller Companies                          5/1/95      35.39%    7.10%    N/A         14.69%

*The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the investment management fees annual contract fee, risk and administrative charges, and deferred surrender charges of 6% and 2% deducted from redemptions after one and five years respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                               Annual Total Return

------------------------------------------------------------------------------------------------------------------------------------
                    Subaccount                      1994    1995   1996    1997     1998     1999    2000    2001     2002    2003
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series              -1.19%  8.24%  17.18%  10.66%   26.35%   27.91%  -16.86% -25.00% -15.87%  30.22%
Phoenix-AIM Mid-Cap Equity Series                                                                                   -12.01%  26.59%
Phoenix-Alliance/Bernstein Enhanced Index Series                                   30.05%   17.36%  -12.57% -13.01% -24.64%  24.65%
Phoenix-Alliance/Bernstein Growth + Value Series                                                                    -26.00%  24.48%
Phoenix-Duff & Phelps Real Estate Securities
Series                                                            31.46%  20.55%  -22.19%   3.48%   29.18%   5.28%   10.68%  36.54%
Phoenix-Engemann Capital Growth Series              0.21%  29.27% 11.18%  19.59%   28.41%   28.08%  -18.81% -35.41% -25.75%  24.91%
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.65% -29.70%  44.59%
Phoenix-Goodwin Money Market Series                 2.56%  4.39%   3.72%   3.88%   3.80%    3.53%    4.73%   2.52%   0.15%   -0.57%
Phoenix-Goodwin Multi-Sector Fixed Income Series   -6.64%  22.02% 11.02%   9.71%   -5.34%   4.15%    5.16%   4.76%   8.62%   13.14%
Phoenix-Goodwin Multi-Sector Short Term Bond
Series
Phoenix-Kayne Rising Dividends Series                                                                                        17.61%
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 18.78%
Phoenix-Lazard International Equity Select Series                                                                            28.19%
Phoenix-Lazard Small-Cap Value Series                                                                                        37.21%
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.17%
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.28%
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   28.61%
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     22.91%
Phoenix-MFS Investors Growth Stock Series                                                           -12.28% -24.80% -29.73%  19.31%
Phoenix-MFS Investors Trust Series                                                                                  -21.79%  21.03%
Phoenix-MFS Value Series                                                                                            -14.92%  23.29%
Phoenix-Northern Dow 30 Series                                                                      -6.73%  -7.16%  -16.56%  25.81%
Phoenix-Northern Nasdaq-100 Index(R)Series                                                                  -33.91% -38.36%  46.99%
Phoenix-Oakhurst Growth and Income Series                                                   15.56%  -7.77%  -9.32%  -23.48%  25.87%
Phoenix-Oakhurst Strategic Allocation Series       -2.66%  16.78%  7.70%  19.25%   19.30%   9.88%   -0.66%   0.59%  -12.68%  18.38%
Phoenix-Oakhurst Value Equity Series                                                        22.79%  30.55%  -18.99% -22.91%  22.33%
Phoenix-Sanford Bernstein Global Value Series                                                               -8.01%  -15.54%  31.13%
Phoenix-Sanford Bernstein Mid-Cap Value Series                                             -11.40%  15.46%  21.45%   -9.69%  39.21%
Phoenix-Sanford Bernstein Small-Cap Value Series                                                            14.31%   -9.68%  42.06%
Phoenix-Seneca Mid-Cap Growth Series                                                        43.84%  12.34%  -26.07% -33.34%  27.22%
Phoenix-Seneca Strategic Theme Series                                     15.73%   42.91%   53.09%  -12.57% -28.28% -35.79%  35.54%
Phoenix-State Street Research Small-Cap Growth
Series                                                                                                                       51.47%
AIM V.I. Capital Appreciation Fund                  1.23%  34.01% 16.11%  12.10%   17.82%   42.82%  -12.01% -24.24% -25.30%  27.90%
AIM V.I. Premier Equity Fund                        2.75%  34.56% 13.58%  22.15%   30.76%   28.29%  -15.71% -13.66% -31.13%  23.52%
Alger American Leveraged AllCap Portfolio                         10.63%  18.19%   55.87%   75.85%  -25.78% -16.99% -34.74%  33.04%
Federated Fund For U.S. Government Securities II           7.43%   2.90%   7.23%   6.32%    -1.83%   9.61%   5.69%   7.68%    1.09%
Federated High Income Bond Fund II                         18.89% 12.88%  12.42%   1.42%    1.05%   -10.15%  0.10%   0.12%   20.69%
VIP Fidelity Contrafund(R)Portfolio                                                28.32%   22.61%  -7.87%  -13.47% -10.56%  26.75%
VIP Fidelity Growth Opportunities Porftolio                                        22.96%   2.89%   -18.21% -15.52% -22.89%  28.04%
VIP Fidelity Growth Portfolio                                                      37.65%   35.58%  -12.17% -18.76% -31.07%  31.12%
Mutual Shares Securities Fund                                             15.98%   -1.43%   12.17%  11.85%   5.70%  -12.91%  23.58%
Templeton Developing Markets Securities Fund                              -30.26% -22.03%   51.41%  -32.89% -9.24%   -1.40%  51.08%
Templeton Foreign Securities Fund                  -3.71%  14.05% 22.21%  12.25%   7.69%    21.72%  -3.58%  -17.05% -19.58%  30.56%
Templeton Global Asset Allocation Fund             -4.43%  20.75% 17.11%  13.86%   4.78%    21.03%  -1.19%  -11.08%  -5.58%  30.31%
Templeton Growth Securities Fund                           11.05% 19.47%  11.81%   7.35%    19.34%   0.22%  -2.54%  -19.51%  30.49%
Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund                                                     28.45%   21.73%  -21.29% -24.54% -36.52%  37.46%
Rydex Variable Trust Sector Rotation Fund                                                                                    28.28%
Scudder VIT EAFE(R)Equity Index Fund                                               20.09%   26.05%  -17.69% -25.63% -22.58%  31.69%
Scudder VIT Equity 500 Index Fund                                                  27.12%   18.89%  -10.36% -13.30% -23.29%  26.56%
Technology Portfolio                                                                                -24.54% -49.50% -49.61%  45.93%
Wanger International Select                                                                         -2.80%  -27.54% -16.35%  39.47%
Wanger International Small Cap                                    30.39%  -2.69%   14.89%  123.71%  -28.75% -22.26% -14.91%  47.01%
Wanger Select                                                                                        8.10%   7.72%   -8.77%  29.09%
Wanger U.S. Smaller Companies                                     44.81%  27.83%   7.34%    23.53%  -9.31%   9.99%  -17.85%  41.43%


Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:

The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are calculated:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:  $1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:......      .999896

Calculation:

   Ending account value..........................      .999896
   Less beginning account value..................     1.000000
   Net change in account value...................    (.000104)

Base period return:

   (adjusted change/beginning account value).....    (.000104)
Current yield = return x (365/7) =...............       -0.54%
Effective yield = [(1 + return)365/7] -1 =.......       -0.54%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1)  We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one, five and ten-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.



Performance Information
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM 1)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index

--------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    Standard & Poor's 500 Index(R) (S&P 500)(2)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index

    S&P 500


    We may use historical performance of the subaccounts, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed subaccount expenses in all illustrations.


----------
(2) The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.



Calculation of Annuity Payments
--------------------------------------------------------------------------------
    See the prospectus section titled "The Annuity Period" for a description of the payment options.

    You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option after the contract has been issued.

    On the contract date, the number of annuity units is set. The number of annuity units for each subaccount and/or the FIA is equal to (a) multiplied by
(b) divided by (c).

(a) is the portion of the premium allocated to the subaccount of FIA;
(b) is the applicable payment option rate; and
(c) is the annuity unit value of the subaccount or FIA.

    Thereafter, the number of annuity units in each subaccount and/or FIA remains unchanged unless one of the following occurs:

1.  you make transfers to or from the subaccount;

2.  you make withdrawals from the subaccount or FIA; or

3. you change the period certain under Payment Option E - Annuity for a Specified Period Certain.

    The annuity payment is equal to the number of annuity units in each subaccount and/or FIA multiplied by the annuity unit value on the payment calculation date. Variable annuity payments vary with the investment experience of the subaccounts. Payments may be either higher or lower than the previous payment.

Experts
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account (Phoenix Income Choice(R)) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                          [Logo} PHOENIX
                                                        WEALTH MANAGEMENT(R)





                      PHOENIX
                        INCOME
                          CHOICE(R)





--------------------------------------------------------------------------------
         V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                         PHL VARIABLE ACCUMULATION ACCOUNT
                         DECEMBER 31, 2003






--------------------------------------------------------------------------------
VA0156AR (C)2004 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003





                                                                                            PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                       PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN            BERNSTEIN
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       101,363    $        33,989    $       205,651     $        25,465
                                                      =================  =================  =================   =================
     Investment at market                              $       105,824    $        36,968    $       205,183     $        26,870
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          105,824             36,968            205,183              26,870
LIABILITIES
     Accrued expenses                                              115                 41                223                  30
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       105,709    $        36,927    $       204,960     $        26,840
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      52,698             15,589            115,296              13,642
                                                      =================  =================  =================   =================
Unit value                                             $      2.005887    $      2.368694    $      1.777683     $      1.967532
                                                      =================  =================  =================   =================


                                                       PHOENIX-DUFF &     PHOENIX-ENGEMANN   PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                         PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                      ESTATE SECURITIES        GROWTH             GROWTH             MARKET
                                                         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       113,714    $       107,692    $        14,505     $     1,509,207
                                                      =================  =================  =================   =================
     Investment at market                              $       149,762    $        91,290    $        15,159     $     1,509,207
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          149,762             91,290             15,159           1,509,207
LIABILITIES
     Accrued expenses                                              168                101                 17               1,439
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       149,594    $        91,189           $ 15,142     $     1,507,768
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      48,000             56,518              8,395             748,804
                                                      =================  =================  =================   =================
Unit value                                             $      3.116559    $      1.613430    $      1.803669     $      2.013568
                                                      =================  =================  =================   =================


                                                       PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-LAZARD       PHOENIX-LORD
                                                         MULTI-SECTOR         FLEXIBLE        INTERNATIONAL      ABBETT LARGE-CAP
                                                         FIXED INCOME          INCOME         EQUITY SELECT            VALUE
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       172,501    $       207,426    $         4,214     $         6,319
                                                      =================  =================  =================   =================
     Investment at market                              $       185,530    $       214,775    $         5,023     $         7,203
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          185,530            214,775              5,023               7,203
LIABILITIES
     Accrued expenses                                              209                237                  5                   8
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       185,321    $       214,538    $         5,018     $         7,195
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      73,759             90,678              2,052               2,831
                                                      =================  =================  =================   =================
Unit value                                             $      2.512520    $      2.365921    $      2.445419     $      2.541503
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)



                                                                            PHOENIX-MFS
                                                         PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                        ABBETT MID-CAP        GROWTH           INVESTORS           PHOENIX-MFS
                                                             VALUE            STOCK              TRUST                VALUE
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $        14,947    $       268,907    $         3,785     $         3,895
                                                      =================  =================  =================   =================
     Investment at market                              $        15,312    $       240,835    $         3,785     $         4,142
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           15,312            240,835              3,785               4,142
LIABILITIES
     Accrued expenses                                               10                267                  4                   4
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        15,302    $       240,568    $         3,781     $         4,138
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                       6,252            163,685              1,919               1,870
                                                      =================  =================  =================   =================
Unit value                                             $      2.447254    $      1.469712    $      1.969408     $      2.213204
                                                      =================  =================  =================   =================


                                                                          PHOENIX-NORTHERN   PHOENIX-OAKHURST   PHOENIX-OAKHURST
                                                      PHOENIX-NORTHERN        NASDAQ-100         GROWTH AND         STRATEGIC
                                                           DOW  30             INDEX(R)            INCOME           ALLOCATION
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       253,294    $       110,191    $        72,325     $       413,646
                                                      =================  =================  =================   =================
     Investment at market                              $       273,187    $       145,184    $        74,056     $       417,264
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          273,187            145,184             74,056             417,264
LIABILITIES
     Accrued expenses                                              301                160                 81                 464
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       272,886    $       145,024    $        73,975     $       416,800
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                     138,137             85,522             40,405             200,691
                                                      =================  =================  =================   =================
Unit value                                             $      1.975482    $      1.695749    $      1.830824     $      2.076835
                                                      =================  =================  =================   =================



                                                                          PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                       PHOENIX-OAKHURST     BERNSTEIN           BERNSTEIN           BERNSTEIN
                                                             VALUE             GLOBAL            MID-CAP            SMALL-CAP
                                                            EQUITY            VALUE               VALUE              VALUE
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $       329,873    $         3,103    $       216,016     $        41,557
                                                      =================  =================  =================   =================
     Investment at market                              $       294,526    $         3,428    $       255,261     $        51,926
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          294,526              3,428            255,261              51,926
LIABILITIES
     Accrued expenses                                              325                  4                281                  57
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       294,201    $         3,424    $       254,980     $        51,869
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                     172,903              1,613             90,550              19,110
                                                      =================  =================  =================   =================
Unit value                                             $      1.701534    $      2.122679    $      2.815899     $      2.714154
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)



                                                       PHOENIX-SENECA     PHOENIX-SENECA      PHOENIX-STATE          AIM V.I.
                                                          MID-CAP           STRATEGIC        STREET RESEARCH         CAPITAL
                                                          GROWTH              THEME         SMALL-CAP GROWTH       APPRECIATION
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $        93,522    $        31,265    $        15,598     $         8,479
                                                      =================  =================  =================   =================
     Investment at market                              $        75,077    $        25,092    $        15,087     $         9,088
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           75,077             25,092             15,087               9,088
LIABILITIES
     Accrued expenses                                               84                 28                 10                  10
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        74,993    $        25,064    $        15,077     $         9,078
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      52,441             17,479              4,958               5,134
                                                      =================  =================  =================   =================
Unit value                                             $      1.430041    $      1.433914    $      3.040254     $      1.767937
                                                      =================  =================  =================   =================

                                                                                                                 FEDERATED HIGH
                                                                                              FEDERATED FUND       INCOME BOND
                                                          AIM V.I.        ALGER AMERICAN        FOR U.S.           FUND II --
                                                          PREMIER           LEVERAGED          GOVERNMENT            PRIMARY
                                                          EQUITY              ALLCAP           SECURITIES II         SHARES
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $        24,554    $       156,485    $       657,003     $        77,092
                                                      =================  =================  =================   =================
     Investment at market                              $        24,351    $       136,622    $       682,109     $        84,263
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           24,351            136,622            682,109              84,263
LIABILITIES
     Accrued expenses                                               27                151                776                  95
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        24,324    $       136,471    $       681,333     $        84,168
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      15,233             83,910            304,052              35,245
                                                      =================  =================  =================   =================
Unit value                                             $      1.596820    $      1.626391    $      2.240847     $      2.388064
                                                      =================  =================  =================   =================


                                                            VIP             VIP GROWTH            VIP             MUTUAL SHARES
                                                        CONTRAFUND(R)      OPPORTUNITIES         GROWTH             SECURITIES
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $        95,541    $        52,225    $        51,191     $        55,919
                                                      =================  =================  =================   =================
     Investment at market                              $       109,542    $        53,868    $        51,204     $        59,699
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                          109,542             53,868             51,204              59,699
LIABILITIES
     Accrued expenses                                              115                 60                 57                  60
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $       109,427    $        53,808    $        51,147     $        59,639
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      49,969             28,834             30,726              28,393
                                                      =================  =================  =================   =================
Unit value                                             $      2.189860    $      1.866178    $      1.664652     $      2.100562
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)


                                                         TEMPLETON
                                                         DEVELOPING         TEMPLETON          TEMPLETON           SCUDDER VIT
                                                           MARKETS           FOREIGN            GROWTH            EAFE(R) EQUITY
                                                         SECURITIES         SECURITIES         SECURITIES             INDEX
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Assets
     Investment at cost                                $         6,655    $        41,166    $        74,599     $        52,776
                                                      =================  =================  =================   =================
     Investment at market                              $         9,864    $        41,659    $        77,353     $        53,633
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                            9,864             41,659             77,353              53,633
LIABILITIES
     Accrued expenses                                               11                 46                 86                  59
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $         9,853    $        41,613    $        77,267     $        53,574
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                       3,560             21,667             37,336              29,541
                                                      =================  =================  =================   =================
Unit value                                             $      2.767538    $      1.920539    $      2.069499     $      1.813532
                                                      =================  =================  =================   =================

                                                          SCUDDER VIT                            WANGER              WANGER
                                                          EQUITY 500                             FOREIGN          INTERNATIONAL
                                                            INDEX           TECHNOLOGY            FORTY             SMALL CAP
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
ASSETS
     Investment at cost                                $        45,958    $         2,256    $         3,302     $        38,658
                                                      =================  =================  =================   =================
     Investment at market                              $        51,241    $         1,572    $         3,682     $        49,216
                                                      -----------------  -----------------  -----------------   -----------------
         Total assets                                           51,241              1,572              3,682              49,216
LIABILITIES
     Accrued expenses                                               56                  2                  4                  55
                                                      -----------------  -----------------  -----------------   -----------------
NET ASSETS                                             $        51,185    $         1,570            $ 3,678     $        49,161
                                                      =================  =================  =================   =================
Contracts in payout (annuitization) period                      24,778              1,195              1,831              23,124
                                                      =================  =================  =================   =================
Unit value                                             $      2.065663    $      1.314222    $      2.008690     $      2.125969
                                                      =================  =================  =================   =================



                                                                             WANGER U.S.
                                                           WANGER             SMALLER
                                                           TWENTY            COMPANIES
                                                         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------
ASSETS
     Investment at cost                                $        65,000    $       133,680
                                                      =================  =================
     Investment at market                              $        85,636    $       161,208
                                                      -----------------  -----------------
         Total assets                                           85,636            161,208
LIABILITIES
     Accrued expenses                                               95                178
                                                      -----------------  -----------------
NET ASSETS                                             $        85,541    $       161,030
                                                      =================  =================
Contracts in payout (annuitization) period                      33,612             68,607
                                                      =================  =================
Unit value                                             $      2.544954    $      2.347106
                                                      =================  =================

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (CONTINUED)




                                                       PHOENIX-ALLIANCE/
                                                           BERNSTEIN        PHOENIX-GOODWIN
                                                         ENHANCED INDEX      MONEY MARKET
                                                          SERIES WITH        SERIES WITH
                                                          GUARANTEED          GUARANTEED
                                                            MINIMUM            MINIMUM
                                                         PAYMENT RIDER       PAYMENT RIDER
                                                      -----------------  -----------------
ASSETS
     Investment at cost                                $    25,258,976    $     2,185,446
                                                      =================  =================
     Investment at market                              $    28,045,479    $     2,185,446
                                                      -----------------  -----------------
         Total assets                                       28,045,479          2,185,446
LIABILITIES
     Accrued expenses                                           54,058              3,085
                                                      -----------------  -----------------
NET ASSETS                                             $    27,991,421    $     2,182,361
                                                      =================  =================
Contracts in payout (annuitization) period                  16,158,119          1,114,381
                                                      =================  =================
Unit value                                             $      1.732344    $      1.958361
                                                      =================  =================



                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003




                                                                                            PHOENIX-ALLIANCE/    PHOENIX-ALLIANCE/
                                                       PHOENIX-ABERDEEN     PHOENIX-AIM         BERNSTEIN           BERNSTEIN
                                                        INTERNATIONAL      MID-CAP EQUITY     ENHANCED INDEX      GROWTH + VALUE
                                                          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                     $         1,732    $             -    $         2,117     $            99
Expenses
     Mortality and expense fees                                  1,124                210              2,256                  95
     Indexing (gain) loss                                           36                  5                (28)                  2
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       572               (215)              (111)                  2
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (259)               (71)             3,918                 (11)
Net realized gain distribution from Fund                             -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              24,791              4,996             39,483               2,134
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   24,532              4,925             43,401               2,123
Net increase (decrease) in net assets resulting from
     operations                                        $        25,104    $         4,710    $        43,290     $         2,125
                                                      =================  =================  =================   =================


                                                       PHOENIX-DUFF &     PHOENIX-ENGEMANN  PHOENIX-ENGEMANN    PHOENIX-GOODWIN
                                                         PHELPS REAL           CAPITAL       SMALL & MID-CAP         MONEY
                                                      ESTATE SECURITIES        GROWTH           GROWTH               MARKET
                                                         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                     $         5,134    $            87    $             -     $        12,795
Expenses
     Mortality and expense fees                                  1,915              1,084                156              23,240
     Indexing (gain) loss                                           74                 21                  5                 161
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     3,145             (1,018)              (161)            (10,606)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 9,419             (1,669)               (66)                  -
Net realized gain distribution from Fund                         4,484                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              31,099             22,116              4,899                   -
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   45,002             20,447              4,833                   -
Net increase (decrease) in net assets resulting from
     operations                                        $        48,147    $        19,429    $         4,672     $       (10,606)
                                                      =================  =================  =================   =================



                                                       PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-LAZARD       PHOENIX-LORD
                                                         MULTI-SECTOR         FLEXIBLE        INTERNATIONAL      ABBETT LARGE-CAP
                                                         FIXED INCOME          INCOME         EQUITY SELECT           VALUE
                                                          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                     $        12,160    $         7,475    $            24     $            28
Expenses
     Mortality and expense fees                                  2,386              2,776                 27                  39
     Indexing (gain) loss                                           41                 29                  1                   1
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     9,733              4,670                 (4)                (12)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 2,953              5,299                  7                   8
Net realized gain distribution from Fund                             -              4,293                  4                  14
Net change in unrealized appreciation (depreciation)
     on investment                                              10,576             (3,206)               809                 884
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   13,529              6,386                820                 906
Net increase (decrease) in net assets resulting from
     operations                                        $        23,262    $        11,056    $           816     $           894
                                                      =================  =================  =================   =================

                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                                            PHOENIX-MFS
                                                         PHOENIX-LORD        INVESTORS         PHOENIX-MFS
                                                        ABBETT MID-CAP         GROWTH           INVESTORS          PHOENIX-MFS
                                                             VALUE             STOCK              TRUST               VALUE
                                                         SUBACCOUNT(4)       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                     $            64    $             -    $            19     $            52
Expenses
     Mortality and expense fees                                     10              2,789                 43                  46
     Indexing (gain) loss                                            -                 61                  -                   1
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                        54             (2,850)               (24)                  5
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     -              1,266                (30)                (19)
Net realized gain distribution from Fund                            79                  -                  -                   -
Net change in unrealized appreciation (depreciation)               365             41,739                727                 807
     on investment
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                      444             43,005                697                 788
Net increase (decrease) in net assets resulting from
     operations                                        $           498    $        40,155    $           673     $           793
                                                      =================  =================  =================   =================

                                                                         PHOENIX-NORTHERN   PHOENIX-OAKHURST     PHOENIX-OAKHURST
                                                      PHOENIX-NORTHERN      NASDAQ-100         GROWTH AND          STRATEGIC
                                                           DOW 30            INDEX(R)            INCOME            ALLOCATION
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                             $ 3,940                $ -              $ 750             $ 9,494
Expenses
     Mortality and expense fees                                  2,953              1,582                829               4,424
     Indexing (gain) loss                                           62                 56                 20                  86
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       925             (1,638)               (99)              4,984
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 1,357              2,412                322               2,519
Net realized gain distribution from Fund                             -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              54,876             47,760             15,321              53,018
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   56,233             50,172             15,643              55,537
Net increase (decrease) in net assets resulting from
     operations                                               $ 57,158           $ 48,534           $ 15,544            $ 60,521
                                                      =================  =================  =================   =================


                                                                          PHOENIX-SANFORD    PHOENIX-SANFORD     PHOENIX-SANFORD
                                                       PHOENIX-OAKHURST     BERNSTEIN           BERNSTEIN           BERNSTEIN
                                                             VALUE             GLOBAL            MID-CAP            SMALL-CAP
                                                            EQUITY            VALUE               VALUE               VALUE
                                                          SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                     $         2,565    $            48    $           395     $             -
Expenses
     Mortality and expense fees                                  3,430                 81              2,627                 587
     Indexing (gain) loss                                           68                  2                 92                  23
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (933)               (35)            (2,324)               (610)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (124)               153              2,316               1,187
Net realized gain distribution from Fund                             -                  -              7,811                 906
Net change in unrealized appreciation (depreciation)
     on investment                                              57,135              1,479             65,401              15,801
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   57,011              1,632             75,528              17,894
Net increase (decrease) in net assets resulting from
     operations                                        $        56,078    $         1,597    $        73,204     $        17,284
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                                                              PHOENIX-STATE
                                                       PHOENIX-SENECA     PHOENIX-SENECA     STREET RESEARCH         AIM V.I.
                                                           MID-CAP           STRATEGIC          SMALL-CAP            CAPITAL
                                                           GROWTH             THEME              GROWTH            APPRECIATION
                                                         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(4)         SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                    $              -    $             -    $             -     $             -
Expenses
     Mortality and expense fees                                    865                286                 10                  94
     Indexing (gain) loss                                           21                  6                  -                   2
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (886)              (292)               (10)                (96)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                (1,208)              (262)                 -                (120)
Net realized gain distribution from Fund                             -                  -                794                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              18,655              7,508               (511)              2,042
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   17,447              7,246                283               1,922
Net increase (decrease) in net assets resulting from
     operations                                        $         16,561    $         6,954    $           273     $         1,826
                                                     =================  =================  =================   =================


                                                                                             FEDERATED FUND      FEDERATED HIGH
                                                                                                FOR U.S.          INCOME BOND
                                                           AIM V.I.        ALGER AMERICAN      GOVERNMENT           FUND II -
                                                        PREMIER EQUITY    LEVERAGED ALLCAP    SECURITIES II      PRIMARY SHARES
                                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                    $             68    $             -    $        27,273     $         2,065
Expenses
     Mortality and expense fees                                    286              1,620              9,633                 801
     Indexing (gain) loss                                            6                 37                 65                  14
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (224)            (1,657)            17,575               1,250
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                  (347)            (4,368)            13,689               1,113
Net realized gain distribution from Fund                             -                  -              3,537                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               5,455             42,816            (26,845)              8,412
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    5,108             38,448             (9,619)              9,525
Net increase (decrease) in net assets resulting from
     operations                                       $          4,884    $        36,791    $         7,956     $        10,775
                                                      =================  =================  =================   =================


                                                             VIP            VIP GROWTH                            MUTUAL SHARES
                                                        CONTRAFUND(R)      OPPORTUNITIES       VIP GROWTH           SECURITIES
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                    $            339    $           181    $            45     $           543
Expenses
     Mortality and expense fees                                  1,134                404                365                 640
     Indexing (gain) loss                                           30                 10                 11                  14
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                      (825)              (233)              (331)               (111)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                 1,080               (183)              (125)               (356)
Net realized gain distribution from Fund                             -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              21,786              9,117              8,650              11,427
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   22,866              8,934              8,525              11,071
Net increase (decrease) in net assets resulting from
     operations                                       $         22,041    $         8,701    $         8,194     $        10,960
                                                      =================  =================  =================   =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                         TEMPLETON
                                                         DEVELOPING         TEMPLETON          TEMPLETON
                                                          MARKETS            FOREIGN            GROWTH           RYDEX VARIABLE
                                                         SECURITIES         SECURITIES         SECURITIES          TRUST JUNO
                                                         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(1)
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                    $             90    $           708    $         1,215     $             -
Expenses
     Mortality and expense fees                                     96                500                946                  59
     Indexing (gain) loss                                            4                  5                 25                   3
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                       (10)               203                244                 (62)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                     7               (292)               359               3,683
Net realized gain distribution from Fund                             -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                               3,334             10,937             19,842                   -
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                    3,341             10,645             20,201               3,683
Net increase (decrease) in net assets resulting from
     operations                                       $          3,331    $        10,848    $        20,445     $         3,621
                                                      =================  =================  =================   =================


                                                        SCUDDER VIT         SCUDDER VIT
                                                       EAFE(R) EQUITY       EQUITY 500                            WANGER FOREIGN
                                                           INDEX              INDEX            TECHNOLOGY             FORTY
                                                         SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT           SUBACCOUNT
                                                      -----------------  -----------------  -----------------   -----------------
Investment income
     Distributions                                    $          2,267    $             -    $             -     $            11
Expenses
     Mortality and expense fees                                    608                292                 17                  40
     Indexing (gain) loss                                           11                  8                  -                   1
                                                      -----------------  -----------------  -----------------   -----------------
Net investment income (loss)                                     1,648               (300)               (17)                (30)
                                                      -----------------  -----------------  -----------------   -----------------
Net realized gain (loss) from share transactions                   277                 59                (79)                (77)
Net realized gain distribution from Fund                             -                  -                  -                   -
Net change in unrealized appreciation (depreciation)
     on investment                                              11,772              5,283                613               1,198
                                                      -----------------  -----------------  -----------------   -----------------
Net gain (loss) on investment                                   12,049              5,342                534               1,121
Net increase (decrease) in net assets resulting from
     operations                                       $         13,697    $         5,042    $           517     $         1,091
                                                      =================  =================  =================   =================



                                                           WANGER                              WANGER U.S.
                                                        INTERNATIONAL                           SMALLER
                                                          SMALL CAP        WANGER TWENTY       COMPANIES
                                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                      -----------------  -----------------  -----------------
Investment income
     Distributions                                    $            133    $             -    $             -
Expenses
     Mortality and expense fees                                    535              1,076              1,869
     Indexing (gain) loss                                           19                 31                 67
                                                      -----------------  -----------------  -----------------
Net investment income (loss)                                      (421)            (1,107)            (1,936)
                                                      -----------------  -----------------  -----------------
Net realized gain (loss) from share transactions                 1,710              2,952              2,232
Net realized gain distribution from Fund                             -                  -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                              16,122             19,980             53,029
                                                      -----------------  -----------------  -----------------
Net gain (loss) on investment                                   17,832             22,932             55,261
Net increase (decrease) in net assets resulting from
     operations                                       $         17,411    $        21,825    $        53,325
                                                      =================  =================  =================


                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                      PHOENIX-ALLIANCE/
                                                         BERNSTEIN        PHOENIX-GOODWIN
                                                       ENHANCED INDEX      MONEY MARKET
                                                         SERIES WITH        SERIES WITH
                                                         GUARANTEED         GUARANTEED
                                                       MINIMUM PAYMENT    MINIMUM PAYMENT
                                                           RIDER              RIDER
                                                      -----------------  -----------------

Investment income
     Distributions                                      $      227,501    $        11,584
Expenses
     Mortality and expense fees                                404,020             38,014
     Indexing (gain) loss                                       12,122                440
                                                      -----------------  -----------------
Net investment income (loss)                                  (188,641)           (26,870)
                                                      -----------------  -----------------
Net realized gain (loss) from share transactions                16,104                  -
Net realized gain distribution from Fund                             -                  -
Net change in unrealized appreciation (depreciation)
     on investment                                           4,452,340                  -
                                                      -----------------  -----------------
Net gain (loss) on investment                                4,468,444                  -
Net increase (decrease) in net assets resulting from
     operations                                         $    4,279,803    $       (26,870)
                                                      =================  =================











Footnotes for Statements of Operations
For the period ended December 31, 2003

(1) From inception June 17, 2003 to December 31, 2003.
(2) From inception July 7, 2003 to December 31, 2003.
(3) From inception July 11, 2003 to December 31, 2003.
(4) From inception December 11, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                              PHOENIX-ALLIANCE/
                                                                              PHOENIX-AIM         BERNSTEIN       PHOENIX-ALLIANCE/
                                                         PHOENIX-ABERDEEN      MID-CAP            ENHANCED            BERNSTEIN
                                                           INTERNATIONAL         EQUITY             INDEX           GROWTH + VALUE
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                                  $ 572             $ (215)            $ (111)                $ 2
     Net realized gain (loss)                                       (259)               (71)             3,918                 (11)
     Net change in unrealized appreciation (depreciation)
         on investments                                           24,791              4,996             39,483               2,134
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            25,104              4,710             43,290               2,125
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -             22,183             91,972              22,183
     Participant withdrawals                                      (6,066)            (2,123)           (85,200)               (685)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (6,066)            20,060              6,772              21,498
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        19,038             24,770             50,062              23,623
NET ASSETS
     Beginning of period                                          86,671             12,157            154,898               3,217
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                             $ 105,709           $ 36,927          $ 204,960            $ 26,840
                                                        =================  =================  =================   =================


                                                          PHOENIX-DUFF &
                                                           PHELPS REAL                         PHOENIX-ENGEMANN
                                                              ESTATE        PHOENIX-ENGEMANN    SMALL & MID-CAP    PHOENIX-GOODWIN
                                                            SECURITIES       CAPITAL GROWTH         GROWTH           MONEY MARKET
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         3,145    $        (1,018)   $          (161)    $       (10,606)
     Net realized gain (loss)                                     13,903             (1,669)               (66)                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                           31,099             22,116              4,899                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            48,147             19,429              4,672             (10,606)
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -           9,682,347
     Participant transfers                                             -                  -                  -         (10,719,584)
     Participant withdrawals                                     (47,140)           (11,456)              (161)            (73,246)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (47,140)           (11,456)              (161)         (1,110,483)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,007              7,973              4,511          (1,121,089)
NET ASSETS
     Beginning of period                                         148,587             83,216             10,631           2,628,857
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       149,594    $        91,189    $        15,142     $     1,507,768
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)



                                                                                                                     PHOENIX-LORD
                                                         PHOENIX-GOODWIN     PHOENIX-JANUS      PHOENIX-LAZARD          ABBETT
                                                          MULTI-SECTOR          FLEXIBLE        INTERNATIONAL          LARGE-CAP
                                                          FIXED INCOME           INCOME         EQUITY SELECT            VALUE
                                                           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(3)        SUBACCOUNT(3)
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         9,733    $         4,670    $            (4)    $           (12)
     Net realized gain (loss)                                      2,953              9,592                 11                  22
     Net change in unrealized appreciation (depreciation)
         on investments                                           10,576             (3,206)               809                 884
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            23,262             11,056                816                 894
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                       (28,244)           (27,107)             4,301               6,447
     Participant withdrawals                                     (50,866)           (49,819)               (99)               (146)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (79,110)           (76,926)             4,202               6,301
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (55,848)           (65,870)             5,018               7,195
NET ASSETS
     Beginning of period                                         241,169            280,408                  -                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       185,321    $       214,538    $         5,018     $         7,195
                                                        =================  =================  =================   =================


                                                          PHOENIX-LORD       PHOENIX-MFS         PHOENIX-MFS
                                                         ABBETT MID-CAP       INVESTORS           INVESTORS          PHOENIX-MFS
                                                             VALUE           GROWTH STOCK           TRUST               VALUE
                                                          SUBACCOUNT(4)       SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                        -----------------  -----------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $            54    $        (2,850)   $           (24)    $             5
     Net realized gain (loss)                                         79              1,266                (30)                (19)
     Net change in unrealized appreciation (depreciation)
         on investments                                              365             41,739                727                 807
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations               498             40,155                673                 793
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        18,774              4,409 +                -                   -
     Participant withdrawals                                      (3,970)           (11,294)              (212)               (223)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,804             (6,885)              (212)               (223)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        15,302             33,270                461                 570
NET ASSETS
     Beginning of period                                               -            207,298              3,320               3,568
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        15,302    $       240,568    $         3,781     $         4,138
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)

                                                                           PHOENIX-NORTHERN   PHOENIX-OAKHURST     PHOENIX-OAKHURST
                                                         PHOENIX-NORTHERN      NASDAQ-100        GROWTH AND           STRATEGIC
                                                              DOW 30            INDEX(R)           INCOME             ALLOCATION
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           925    $        (1,638)   $           (99)    $         4,984
     Net realized gain (loss)                                      1,357              2,412                322               2,519
     Net change in unrealized appreciation (depreciation)
         on investments                                           54,876             47,760             15,321              53,018
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            57,158             48,534             15,544              60,521
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        18,742                  -              3,868             117,527
     Participant withdrawals                                     (17,488)           (10,129)            (7,230)            (45,816)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             1,254            (10,129)            (3,362)             71,711
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        58,412             38,405             12,182             132,232
NET ASSETS
     Beginning of period                                         214,474            106,619             61,793             284,568
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       272,886    $       145,024    $        73,975     $       416,800
                                                        =================  =================  =================   =================


                                                                                               PHOENIX-SANFORD     PHOENIX-SANFORD
                                                         PHOENIX-OAKHURST   PHOENIX-SANFORD       BERNSTEIN           BERNSTEIN
                                                              VALUE         BERNSTEIN GLOBAL       MID-CAP            SMALL-CAP
                                                              EQUITY             VALUE              VALUE               VALUE
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (933)   $           (35)   $        (2,324)    $          (610)
     Net realized gain (loss)                                       (124)               153             10,127               2,093
     Net change in unrealized appreciation (depreciation)
         on investments                                           57,135              1,479             65,401              15,801
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            56,078              1,597             73,204              17,284
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -                  -             37,963                   -
     Participant withdrawals                                     (32,444)            (4,805)           (51,242)             (8,621)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (32,444)            (4,805)           (13,279)             (8,621)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        23,634             (3,208)            59,925               8,663
NET ASSETS
     Beginning of period                                         270,567              6,632            195,055              43,206
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                             $ 294,201            $ 3,424          $ 254,980            $ 51,869
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                                                                PHOENIX-STATE
                                                          PHOENIX-SENECA    PHOENIX-SENECA     STREET RESEARCH         AIM V.I.
                                                              MID-CAP          STRATEGIC          SMALL-CAP            CAPITAL
                                                              GROWTH             THEME             GROWTH            APPRECIATION
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(4)        SUBACCOUNT
                                                        -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (886)   $          (292)   $           (10)    $           (96)
     Net realized gain (loss)                                     (1,208)              (262)               794                (120)
     Net change in unrealized appreciation (depreciation)
         on investments                                           18,655              7,508               (511)              2,042
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            16,561              6,954                273               1,826
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -                  -             18,776               2,578
     Participant withdrawals                                      (4,325)            (2,564)            (3,972)             (1,790)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (4,325)            (2,564)            14,804                 788
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        12,236              4,390             15,077               2,614
NET ASSETS
     Beginning of period                                          62,757             20,674                  -               6,464
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        74,993    $        25,064    $        15,077     $         9,078
                                                        =================  =================  =================   =================


                                                                                                                    FEDERATED HIGH
                                                                                                FEDERATED FUND        INCOME BOND
                                                              AIM V.I.       ALGER AMERICAN        FOR U.S.            FUND II -
                                                              PREMIER           LEVERAGED         GOVERNMENT            PRIMARY
                                                              EQUITY            ALLCAP           SECURITIES II           SHARES
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (224)   $        (1,657)   $        17,575     $         1,250
     Net realized gain (loss)                                       (347)            (4,368)            17,226               1,113
     Net change in unrealized appreciation (depreciation)
         on investments                                            5,455             42,816            (26,845)              8,412
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             4,884             36,791              7,956              10,775
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -                  -            (96,869)             62,476
     Participant withdrawals                                      (2,970)           (16,279)          (221,390)            (15,603)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (2,970)           (16,279)          (318,259)             46,873
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         1,914             20,512           (310,303)             57,648
NET ASSETS
     Beginning of period                                          22,410            115,959            991,636              26,520
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        24,324    $       136,471    $       681,333     $        84,168
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                               VIP            VIP GROWTH            VIP             MUTUAL SHARES
                                                          CONTRAFUND(R)     OPPORTUNITIES         GROWTH              SECURITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (825)   $          (233)   $          (331)    $          (111)
     Net realized gain (loss)                                      1,080               (183)              (125)               (356)
     Net change in unrealized appreciation (depreciation)
         on investments                                           21,786              9,117              8,650              11,427
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            22,041              8,701              8,194              10,960
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        18,772             22,183             26,051              18,774
     Participant withdrawals                                     (19,933)            (3,817)            (4,212)            (20,133)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (1,161)            18,366             21,839              (1,359)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                        20,880             27,067             30,033               9,601
NET ASSETS
     Beginning of period                                          88,547             26,741             21,114              50,038
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $       109,427    $        53,808    $        51,147     $        59,639
                                                        =================  =================  =================   =================


                                                            TEMPLETON
                                                            DEVELOPING         TEMPLETON         TEMPLETON          RYDEX VARIABLE
                                                             MARKETS            FOREIGN            GROWTH                TRUST
                                                            SECURITIES         SECURITIES        SECURITIES              JUNO
                                                            SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT(1)
                                                        -----------------  ------------------ -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (10)   $           203    $           244     $           (62)
     Net realized gain (loss)                                          7               (292)               359               3,683
     Net change in unrealized appreciation (depreciation)
         on investments                                            3,334             10,937             19,842                   -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             3,331             10,848             20,445               3,621
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                 270
     Participant transfers                                             -                  -                  -              (3,891)
     Participant withdrawals                                           -             (8,926)           (17,399)                  -
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                                 -             (8,926)           (17,399)             (3,621)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         3,331              1,922              3,046                   -
NET ASSETS
     Beginning of period                                           6,522             39,691             74,221                   -
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $         9,853    $        41,613    $        77,267     $             -
                                                        =================  =================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                           SCUDDER VIT        SCUDDER VIT
                                                          EAFE(R) EQUITY       EQUITY 500                           WANGER FOREIGN
                                                              INDEX              INDEX           TECHNOLOGY              FORTY
                                                            SUBACCOUNT       SUBACCOUNT(2)       SUBACCOUNT            SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         1,648    $          (300)   $           (17)    $           (30)
     Net realized gain (loss)                                        277                 59                (79)                (77)
     Net change in unrealized appreciation (depreciation)
         on investments                                           11,772              5,283                613               1,198
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            13,697              5,042                517               1,091
                                                        -----------------  -----------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -             48,296                  -                   -
     Participant withdrawals                                      (9,110)            (2,153)              (105)               (536)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (9,110)            46,143               (105)               (536)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net assets                         4,587             51,185                412                 555
NET ASSETS
     Beginning of period                                          48,987                  -              1,158               3,123
                                                        -----------------  -----------------  -----------------   -----------------
     End of period                                       $        53,574    $        51,185    $         1,570     $         3,678
                                                        =================  =================  =================   =================



                                                             WANGER                              WANGER U.S.
                                                          INTERNATIONAL                            SMALLER
                                                            SMALL CAP        WANGER TWENTY        COMPANIES
                                                            SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (421)   $        (1,107)   $        (1,936)
     Net realized gain (loss)                                      1,710              2,952              2,232
     Net change in unrealized appreciation (depreciation)
         on investments                                           16,122             19,980             53,029
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) resulting from operations            17,411             21,825             53,325
                                                        -----------------  -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -
     Participant transfers                                         2,150                  -                  -
     Participant withdrawals                                      (7,893)           (21,235)           (25,910)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            (5,743)           (21,235)           (25,910)
                                                        -----------------  -----------------  -----------------
     Net increase (decrease) in net assets                        11,668                590             27,415
NET ASSETS
     Beginning of period                                          37,493             84,951            133,615
                                                        -----------------  -----------------  -----------------
     End of period                                       $        49,161    $        85,541    $       161,030
                                                        =================  =================  =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003
                                   (CONTINUED)


                                                        PHOENIX-ALLIANCE
                                                            BERNSTEIN        PHOENIX-GOODWIN
                                                          ENHANCED INDEX      MONEY MARKET
                                                           SERIES WITH         SERIES WITH
                                                            GUARANTEED         GUARANTEED
                                                         MINIMUM PAYMENT     MINIMUM PAYMENT
                                                              RIDER               RIDER
                                                        -----------------  ------------------
FROM OPERATIONS
     Net investment income (loss)                        $      (188,641)   $       (26,870)
     Net realized gain (loss)                                     16,104                  -
     Net change in unrealized appreciation (depreciation)
         on investments                                        4,452,340                  -
                                                        -----------------  -----------------
     Net increase (decrease) resulting from operations         4,279,803            (26,870)
                                                        -----------------  -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -         16,105,108
     Participant transfers                                    16,377,588        (15,927,588)
     Participant withdrawals                                  (2,320,051)          (685,204)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                        14,057,537           (507,684)
                                                        -----------------  -----------------
     Net increase (decrease) in net assets                    18,337,340           (534,554)
NET ASSETS
     Beginning of period                                       9,654,081          2,716,915
                                                        -----------------  -----------------
     End of period                                       $    27,991,421    $     2,182,361
                                                        =================  =================











+ Participant transfers include net assets transferred in from MFS Investors
  Growth & Van Kampen Focus Equity on February 14, 2003.

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception June 17, 2003 to December 31, 2003.
(2) From inception July 7, 2003 to December 31, 2003.
(3) From inception July 11, 2003 to December 31, 2003.
(4) From inception December 11, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                                                            PHOENIX-                          PHOENIX-ALLIANCE/
                                                            ABERDEEN         PHOENIX-AIM         BERNSTEIN            PHOENIX-
                                                         INTERNATIONAL      MID-CAP EQUITY     GROWTH + VALUE      DEUTSCHE DOW 30
                                                           SUBACCOUNT        SUBACCOUNT(3)      SUBACCOUNT(2)        SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (161)   $           (98)   $           (23)    $         1,138
     Net realized gain (loss)                                       (478)              (237)               (22)             (4,585)
     Net unrealized appreciation (depreciation)                  (16,125)            (2,017)              (729)            (34,587)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (16,764)            (2,352)              (774)            (38,034)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        17,086             15,779              4,265             258,630
     Participant withdrawals                                      (7,571)            (1,270)              (274)            (22,973)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             9,515             14,509              3,991             235,657
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                        (7,249)            12,157              3,217             197,623
NET ASSETS
     Beginning of period                                          93,920                  -                  -              16,851
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $        86,671    $        12,157    $         3,217     $       214,474
                                                        ================= ==================  =================   =================


                                                             PHOENIX-                                                 PHOENIX-
                                                             DEUTSCHE       PHOENIX-DUFF &        PHOENIX-         ENGEMANN SMALL
                                                            NASDAQ-100       PHELPS REAL          ENGEMANN           & MID-CAP
                                                             INDEX(R)     ESTATE SECURITIES    CAPITAL GROWTH          GROWTH
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (719)   $         3,866    $        (1,161)    $          (144)
     Net realized gain (loss)                                         (9)             1,458               (534)               (184)
     Net unrealized appreciation (depreciation)                  (12,612)             9,780            (26,814)             (4,272)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (13,340)            15,104            (28,509)             (4,600)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                       121,109             33,081             36,596               1,913
     Participant withdrawals                                      (3,661)           (27,692)           (13,316)               (816)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           117,448              5,389             23,280               1,097
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                       104,108             20,493             (5,229)             (3,503)
NET ASSETS
     Beginning of period                                           2,511            128,094             88,445              14,134
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $       106,619    $       148,587    $        83,216     $        10,631
                                                        ================= ==================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                                               PHOENIX-
                                                                            GOODWIN MONEY
                                                                                MARKET
                                                                              SUBACCOUNT          PHOENIX-
                                                            PHOENIX-             WITH          GOODWIN MULTI-
                                                          GOODWIN MONEY       GUARANTEED        SECTOR FIXED      PHOENIX-HOLLISTER
                                                             MARKET            MINIMUM             INCOME            VALUE EQUITY
                                                           SUBACCOUNT       PAYMENT RIDER        SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $         2,176    $       (11,598)   $        12,281     $          (812)
     Net realized gain (loss)                                          -                  -                 (3)               (313)
     Net unrealized appreciation (depreciation)                        -                  -              5,430             (72,842)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations             2,176            (11,598)            17,708             (73,967)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                     11,155,834         10,212,871                  -                   -
     Participant transfers                                    (9,582,117)        (8,500,327)            70,438              91,909
     Participant withdrawals                                    (623,733)          (257,384)           (27,100)            (46,022)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           949,984          1,455,160             43,338              45,887
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                       952,160          1,443,562             61,046             (28,080)
NET ASSETS
     Beginning of period                                       1,676,697          1,273,353            180,123             298,647
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $     2,628,857    $     2,716,915    $       241,169     $       270,567
                                                        ================= ==================  =================   =================


                                                                             PHOENIX-J.P.
                                                                               MORGAN
                                                                              RESEARCH
                                                                            ENHANCED INDEX
                                                           PHOENIX-J.P.      SUBACCOUNT
                                                             MORGAN             WITH
                                                            RESEARCH         GUARANTEED         PHOENIX-JANUS       PHOENIX-JANUS
                                                         ENHANCED INDEX        MINIMUM         FLEXIBLE INCOME          GROWTH
                                                           SUBACCOUNT       PAYMENT RIDER        SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (511)   $       (85,558)   $         8,103     $        (2,036)
     Net realized gain (loss)                                       (949)             7,428               (968)             (1,757)
     Net unrealized appreciation (depreciation)                  (48,162)        (1,832,249)            15,850             (65,149)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (49,622)        (1,910,379)            22,985             (68,942)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        63,645          8,500,326            101,415             196,528
     Participant withdrawals                                     (13,685)          (668,171)           (40,986)            (14,929)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            49,960          7,832,155             60,429             181,599
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                           338          5,921,776             83,414             112,657
NET ASSETS
     Beginning of period                                         154,560          3,732,305            196,994              94,641
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $       154,898    $     9,654,081    $       280,408     $       207,298
                                                        ================= ==================  =================   =================



                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                           PHOENIX-MFS                                             PHOENIX-OAKHURST
                                                        INVESTORS GROWTH     PHOENIX-MFS        PHOENIX-MFS            GROWTH
                                                              STOCK        INVESTORS TRUST         VALUE              AND INCOME
                                                          SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)         SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (57)   $           (22)   $           (10)    $          (240)
     Net realized gain (loss)                                        (41)               (19)               (12)               (195)
     Net unrealized appreciation (depreciation)                   (1,290)              (727)              (560)            (14,257)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            (1,388)              (768)              (582)            (14,692)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                         6,398              4,265              4,265              20,232
     Participant withdrawals                                        (364)              (177)              (115)             (8,022)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                             6,034              4,088              4,150              12,210
                                                        ----------------- ------------------  -----------------   -----------------
Net increase (decrease) in net assets                              4,646              3,320              3,568              (2,482)
                                                        ----------------- ------------------  -----------------   -----------------
NET ASSETS
     Beginning of period                                               -                  -                  -              64,275
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $         4,646    $         3,320    $         3,568     $        61,793
                                                        ================= ==================  =================   =================



                                                           PHOENIX-
                                                           OAKHURST        PHOENIX-SANFORD     PHOENIX-SANFORD      PHOENIX-SANFORD
                                                           STRATEGIC       BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-
                                                           ALLOCATION           VALUE            CAP VALUE            CAP VALUE
                                                           SUBACCOUNT       SUBACCOUNT(1)       SUBACCOUNT            SUBACCOUNT
 FROM OPERATIONS
     Net investment income (loss)                        $         5,194    $           (18)   $        (1,047)    $          (432)
     Net realized gain (loss)                                    (17,765)               (59)             8,274               1,662
     Net unrealized appreciation (depreciation)                  (45,292)            (1,154)           (34,731)             (6,286)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (57,863)            (1,231)           (27,504)             (5,056)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                       129,295              8,220             42,119              14,481
     Participant withdrawals                                     (29,692)              (357)           (35,945)             (6,673)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            99,603              7,863              6,174               7,808
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                        41,740              6,632            (21,330)              2,752
NET ASSETS
     Beginning of period                                         242,828                  -            216,385              40,454
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $       284,568    $         6,632    $       195,055     $        43,206
                                                        ================= ==================  =================   =================




                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                         PHOENIX-SENECA    PHOENIX-SENECA      AIM V.I. CAPITAL    AIM V.I. PREMIER
                                                         MID-CAP GROWTH    STRATEGIC THEME       APPRECIATION          EQUITY
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT(4)       SUBACCOUNT(3)
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (951)   $          (312)   $           (52)    $          (113)
     Net realized gain (loss)                                     (4,656)              (685)              (183)             (2,871)
     Net unrealized appreciation (depreciation)                  (29,865)           (10,402)            (1,433)             (5,658)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (35,472)           (11,399)            (1,668)             (8,642)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        20,963                  -              9,160              34,161
     Participant withdrawals                                      (6,878)            (1,702)            (1,028)             (3,109)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            14,085             (1,702)             8,132              31,052
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (21,387)           (13,101)             6,464              22,410
NET ASSETS
     Beginning of period                                          84,144             33,775                  -                   -
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $        62,757    $        20,674    $         6,464     $        22,410
                                                        ================= ==================  =================   =================


                                                                            FEDERATED FUND
                                                         ALGER AMERICAN        FOR U.S.        FEDERATED HIGH
                                                           LEVERAGED          GOVERNMENT        INCOME BOND
                                                             ALLCAP          SECURITIES II         FUND II         VIP CONTRAFUND(R)
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $        (1,876)   $        11,790    $         1,633     $          (672)
     Net realized gain (loss)                                     (6,164)               759                 14                (203)
     Net unrealized appreciation (depreciation)                  (59,469)            46,947             (1,161)             (7,935)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (67,509)            59,496                486              (8,810)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -            605,301             16,923             100,311
     Participant withdrawals                                     (15,953)          (102,837)               (59)             (7,250)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           (15,953)           502,464             16,864              93,061
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                       (83,462)           561,960             17,350              84,251
NET ASSETS
     Beginning of period                                         199,421            429,676              9,170               4,296
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $      115,959     $       991,636    $        26,520     $        88,547
                                                        ================= ==================  =================   =================


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)
                                                                                                                      TEMPLETON
                                                                                                                      DEVELOPING
                                                           VIP GROWTH                          MUTUAL SHARES           MARKETS
                                                          OPPORTUNITIES      VIP GROWTH          SECURITIES           SECURITIES
                                                            SUBACCOUNT       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (79)   $          (303)   $          (164)    $          (107)
     Net realized gain (loss)                                       (292)              (985)              (792)                153
     Net unrealized appreciation (depreciation)                   (7,021)            (9,119)            (8,225)                (96)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations            (7,392)           (10,407)            (9,181)                (50)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        25,075              2,464             64,527                   -
     Participant withdrawals                                      (2,338)            (3,133)           (19,855)               (452)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            22,737               (669)            44,672                (452)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                        15,345            (11,076)            35,491                (502)
NET ASSETS
     Beginning of period                                          11,396             32,190             14,547               7,024
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $        26,741    $        21,114    $        50,038     $         6,522
                                                        ================= ==================  =================   =================


                                                           TEMPLETON         TEMPLETON          SCUDDER VIT
                                                            FOREIGN            GROWTH          EAFE(R) EQUITY
                                                           SECURITIES        SECURITIES            INDEX              TECHNOLOGY
                                                           SUBACCOUNT        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           323    $           747    $           369     $           (19)
     Net realized gain (loss)                                       (505)             1,239               (440)               (100)
     Net unrealized appreciation (depreciation)                  (10,080)           (17,918)           (10,889)             (1,093)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations           (10,262)           (15,932)           (10,960)             (1,212)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                        39,774             59,409             57,856                   -
     Participant withdrawals                                        (478)            (7,362)            (6,830)                (93)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                            39,296             52,047             51,026                 (93)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                        29,034             36,115             40,066              (1,305)
NET ASSETS
     Beginning of period                                          10,657             38,106              8,921               2,463
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $        39,691    $        74,221    $        48,987     $         1,158
                                                        ================= ==================  =================   =================



                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                  (CONTINUED)


                                                                               WANGER                                WANGER U.S.
                                                         WANGER FOREIGN     INTERNATIONAL                             SMALLER
                                                             FORTY             SMALL CAP       WANGER TWENTY          COMPANIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                        ----------------- ------------------  -----------------   -----------------
FROM OPERATIONS
     Net investment income (loss)                        $           (46)   $          (483)   $        (1,203)    $        (1,795)
     Net realized gain (loss)                                        (95)            (1,186)               872              (3,825)
     Net unrealized appreciation (depreciation)                     (520)            (5,146)            (8,874)            (26,639)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) resulting from operations              (661)            (6,815)            (9,205)            (32,259)
                                                        ----------------- ------------------  -----------------   -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                              -                  -                  -                   -
     Participant transfers                                             -             17,155                  -              70,879
     Participant withdrawals                                        (547)            (4,979)           (20,064)            (16,473)
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                              (547)            12,176            (20,064)             54,406
                                                        ----------------- ------------------  -----------------   -----------------
     Net increase (decrease) in net assets                        (1,208)             5,361            (29,269)             22,147
NET ASSETS
     Beginning of period                                           4,331             32,132            114,220             111,468
                                                        ----------------- ------------------  -----------------   -----------------
     End of period                                       $         3,123    $        37,493    $        84,951     $       133,615
                                                        ================= ==================  =================   =================







Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1)  From inception January 8, 2002 to December 31, 2002.
(2)  From inception February 22 2002 to December 31, 2002.
(3)  From inception April 22, 2002 to December 31, 2002.
(4)  From inception May 30, 2002 to December 31, 2002.


                       See Notes to Financial Statements

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   The PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 56 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.
   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Fixed Income Allocation Account ("FIA").
   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with
                                                        the preservation of capital and maintenance of
                                                        liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term Bond Series     limit changes in the series' net asset value per share
                                                        caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide
                                                        reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period of time
                                                        consistent with prudent investment risk
------------------------------------------------------------------------------------------------------------------------

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


------------------------------------------------------------------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily
Phoenix-Sanford Bernstein Small-Cap Value Series        in small-capitalization stocks that appear to be
                                                        undervalued with current income as a secondary
                                                        investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
                                                        High current income by investing primarily in a
Federated High Income Bond Fund II                      professionally managed, diversified portfolio of fixed
                                                        income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Developing Markets Securities Fund            Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Global Asset Allocation Fund                  High total return
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely
                                                        correlate to the price movements of a benchmark for
Rydex Variable Trust Juno Fund                          U.S. Treasury debt instruments or futures contract on a
                                                        specified debt instrument. The Fund's current benchmark
                                                        is the inverse of the daily price movement of the Long
                                                        Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a
Rydex Variable Trust Nova Fund                          specific benchmark on a daily basis. The Fund's current
                                                        benchmark is 150% of the  performance of the S&P 500(R)
                                                        Index (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital
Scudder  VIT EAFE(R) Equity Index Fund                  International EAFE(R) Index which emphasizes stocks of
                                                        companies in major markets in Europe, Australasia and the Far
                                                        East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------------------------------------------------------------------------

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.
   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.
   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.
   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.
   F.CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net Assets of the Account at December 31, 2003 include amounts for contracts in the payout (annuitization) period. The amounts originally allocated to the contracts were the value of the outstanding annuity units owned at the time the annuitization occurred. The December 31, 2003 value would be the net amount remaining of the original allocation, less benefit payments made and plus or minus investment performance of each subaccount to which annuity units are credited. The mortality risk is fully borne by PHL Variable. All additional reserving for mortality risk over and above the Account value is held in the general account of PHL Variable and is not transferred to the Account.
   Each annuity benefit payment is based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in the subaccount and the applicable annuity payment rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS

      Purchases and proceeds from sales of shares of the Funds for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
THE PHOENIX EDGE SERIES FUND
----------------------------
      Phoenix-Aberdeen International Series                            $             1,733                    $           7,206
      Phoenix-AIM Mid-Cap Equity Series                                             22,182                                2,309
      Phoenix-Alliance/Bernstein Enhanced Index Series                             109,840                              103,181
      Phoenix-Alliance/Bernstein Enhanced Index Series
           with Guaranteed Minimum Payment Rider                                15,859,474                            1,955,929
      Phoenix-Alliance/Bernstein Growth + Value Series                              22,282                                  756
      Phoenix-Duff & Phelps Real Estate Securities Series                            9,709                               49,252
      Phoenix-Engemann Capital Growth Series                                            72                               12,517
      Phoenix-Engemann Small & Mid-Cap Growth Series                                     -                                  313
      Phoenix-Goodwin Money Market Series                                       10,416,614                           11,538,989
      Phoenix-Goodwin Money Market Series
           with Guaranteed Minimum Payment Rider                                14,908,425                           15,444,174
      Phoenix-Goodwin Multi-Sector Fixed Income Series                              16,669                               86,136
      Phoenix-Janus Flexible Income Series                                          39,111                              107,200
      Phoenix-Lazard International Equity Select Series                              4,311                                  104
      Phoenix-Lord Abbett Large-Cap Value Series                                     6,464                                  153
      Phoenix-Lord Abbett Mid-Cap Value Series                                      14,947                                    -
      Phoenix-MFS Investors Growth Stock Series                                      4,408                               14,101
      Phoenix-MFS Investors Trust Series                                                19                                  255
      Phoenix-MFS Value Series                                                          52                                  270
      Phoenix-Northern Dow 30 Series                                                42,595                               40,335
      Phoenix-Northern Nasdaq-100 Index(R) Series                                        -                               11,712
      Phoenix-Oakhurst Growth and Income Series                                      4,396                                7,840
      Phoenix-Oakhurst Strategic Allocation Series                                 125,600                               48,736
      Phoenix-Oakhurst Value Equity Series                                           2,512                               35,832
      Phoenix-Sanford Bernstein Global Value Series                                     49                                4,892
      Phoenix-Sanford Bernstein Mid-Cap Value Series                                46,169                               53,893
      Phoenix-Sanford Bernstein Small-Cap Value Series                                 907                                9,223
      Phoenix-Seneca Mid-Cap Growth Series                                               2                                5,177
      Phoenix-Seneca Strategic Theme Series                                              1                                2,845
      Phoenix-State Street Research Small-Cap Growth Series                         15,598                                    -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                 PURCHASES                              SALES
----------                                                                 ---------                              -----
AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
-----------------------------------------------
      AIM V.I. Capital Appreciation Fund                               $             2,569                    $           1,873
      AIM V.I. Premier Equity Fund                                                      68                                3,255

THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
      Alger American Leveraged AllCap Portfolio                                          -                               17,883

FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                             105,860                              403,347
      Federated High Income Bond Fund II-- Primary Shares                           96,267                               48,081

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
      VIP Contrafund(R) Portfolio                                                   15,142                               17,106
      VIP Growth Opportunities Portfolio                                            22,169                                4,003
      VIP Growth Portfolio                                                          26,061                                4,523

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
      Mutual Shares Securities Fund                                                 15,346                               16,808
      Templeton Developing Markets Securities Fund                                      90                                   96
      Templeton Foreign Securities Fund                                                733                                9,425
      Templeton Growth Securities Fund                                               1,215                               18,361

THE RYDEX VARIABLE TRUST
------------------------
      Rydex Variable Trust Juno Fund                                                22,010                               25,693

SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
      Scudder VIT EAFE(R) Equity Index Fund                                          2,220                               10,500
      Scudder VIT Equity 500 Index Fund                                             48,293                                2,394

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
      Technology Portfolio                                                               -                                  120

WANGER ADVISORS TRUST
---------------------
      Wanger Foreign Forty                                                              11                                  576
      Wanger International Small Cap                                                 2,275                                8,425
      Wanger Twenty                                                                      -                               22,346
      Wanger U.S. Smaller Companies                                                      -                               27,799

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the periods ended December 31, 2003, 2002 and 2001 follows:



                                                                                                 PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

THE PHOENIX EDGE SERIES FUND
----------------------------
     PHOENIX-ABERDEEN INTERNATIONAL SERIES(8)
     Accumulation units outstanding                                                  52,698            56,265           51,293
     Unit value                                                                   $2.005887         $1.540402        $1.831030
     Net assets (thousands)                                                            $106               $87              $94
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      0.64%            (0.16%)          (1.26%)(24)
     Total return                                                                    30.22%           (15.87%)          (3.97%)


     PHOENIX-AIM MID-CAP EQUITY SERIES(19)
     Accumulation units outstanding                                                  15,589             6,497                -
     Unit value                                                                   $2.368694         $1.871139                -
     Net assets (thousands)                                                             $37               $12                -
     Mortality and expense ratio                                                      1.25%             1.25% (24)           -
     Net investment income ratio                                                     (1.28%)           (1.22%)(24)           -
     Total return                                                                    26.59%           (15.74%)               -


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES(9)
     Accumulation units outstanding                                                 115,296           108,616           81,674
     Unit value                                                                   $1.777683         $1.426113        $1.892401
     Net assets (thousands)                                                            $205              $155             $155
     Mortality and expense ratio                                                      1.25%             1.25%            2.25% (24)
     Net investment income ratio                                                     (0.06%)           (0.31%)           0.21% (24)
     Total return                                                                    24.65%           (24.64%)          (5.11%)


     PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
          WITH GUARANTEED MINIMUM PAYMENT RIDER(5)
     Contracts in payout (annuitization) period                                  16,158,119         6,876,439        1,983,081
     Unit value                                                                   $1.732344         $1.403936        $1.882074
     Net assets (thousands)                                                         $27,991            $9,654           $3,732
     Mortality and expense ratio                                                      2.25%             2.25%            1.25% (24)
     Net investment income ratio                                                     (1.05%)                -           (0.70%)(24)
     Total return                                                                    23.39%           (25.40%)          (7.33%)


     PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES(18)
     Accumulation units outstanding                                                  13,642             2,036                -
     Unit value                                                                   $1.967532         $1.580556                -
     Net assets (thousands)                                                             $27                $3                -
     Mortality and expense ratio                                                      1.25%             1.25% (24)           -
     Net investment income ratio                                                      0.03%            (0.73%)(24)           -
     Total return                                                                    24.48%           (19.04%)               -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(14)
     Accumulation units outstanding                                                  48,000            65,098           62,114
     Unit value                                                                   $3.116559         $2.282511        $2.062236
     Net assets (thousands)                                                            $150              $149             $128
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      2.05%             2.61%            5.53% (24)
     Total return                                                                    36.54%            10.68%           (3.42%)


     PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(8)
     Accumulation units outstanding                                                  56,518            64,424           50,839
     Unit value                                                                   $1.613430         $1.291678        $1.739675
     Net assets (thousands)                                                             $91               $83              $88
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.17%)           (1.23%)          (1.26%)(24)
     Total return                                                                    24.91%           (25.75%)         (14.56%)


     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(13)
     Accumulation units outstanding                                                   8,395             8,522            7,966
     Unit value                                                                   $1.803669         $1.247415        $1.774291
     Net assets (thousands)                                                             $15               $11              $14
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.29%)           (1.22%)          (1.27%)(24)
     Total return                                                                    44.59%           (29.70%)          (0.28%)


     PHOENIX-GOODWIN MONEY MARKET SERIES(1)
     Accumulation units outstanding                                                 748,804         1,298,078          829,180
     Unit value                                                                   $2.013568         $2.025191        $2.022115
     Net assets (thousands)                                                          $1,508            $2,629           $1,677
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.57%)            0.14%            1.51% (24)
     Total return                                                                    (0.57%)            0.15%            1.11%


     PHOENIX-GOODWIN MONEY MARKET SERIES
          WITH GUARANTEED MINIMUM PAYMENT RIDER(2)
     Contracts in payout (annuitization) period                                   1,114,381         1,365,410          634,420
     Unit value                                                                   $1.958361         $1.989817        $2.007114
     Net assets (thousands)                                                          $2,182            $2,717           $1,273
     Mortality and expense ratio                                                      2.25%             2.25%            2.25% (24)
     Net investment income ratio                                                     (1.59%)                -            0.19% (24)
     Total return                                                                    (1.58%)           (0.86%)           0.36%

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
     Accumulation units outstanding                                                  73,759           108,603          88,108
     Unit value                                                                   $2.512520         $2.220647       $2.044343
     Net assets (thousands)                                                            $185              $241            $180
     Mortality and expense ratio                                                      1.25%             1.25%           1.25% (24)
     Net investment income ratio                                                      5.10%             5.87%          11.56% (24)
     Total return                                                                    13.14%             8.62%           2.60%


     PHOENIX-JANUS FLEXIBLE INCOME SERIES(7)
     Accumulation units outstanding                                                  90,678           124,514          95,552
     Unit value                                                                   $2.365921         $2.252015       $2.061642
     Net assets (thousands)                                                            $215              $280            $197
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      2.10%             3.24%            7.02% (24)
     Total return                                                                     5.06%             9.23%            2.08%


     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES(22)
     Accumulation units outstanding                                                   2,052                 -               -
     Unit value                                                                   $2.443713                 -               -
     Net assets (thousands)                                                              $5                 -               -
     Mortality and expense ratio                                                      1.25% (24)            -               -
     Net investment income ratio                                                     (0.19%)(24)            -               -
     Total return                                                                    19.29%                 -               -


     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES(22)
     Accumulation units outstanding                                                   2,831                 -               -
     Unit value                                                                   $2.540333                 -               -
     Net assets (thousands)                                                              $7                 -               -
     Mortality and expense ratio                                                      1.25% (24)            -               -
     Net investment income ratio                                                     (0.38%)(24)            -               -
     Total return                                                                    14.05%                 -               -


     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(23)
     Accumulation units outstanding                                                   6,252                 -               -
     Unit value                                                                   $2.447254                 -               -
     Net assets (thousands)                                                             $15                 -               -
     Mortality and expense ratio                                                      1.25% (24)            -               -
     Net investment income ratio                                                      6.57% (24)            -               -
     Total return                                                                     3.36%                 -               -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                PERIOD ENDED
                                                                                                DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(10)
     Accumulation units outstanding                                                 163,685           168,292          53,990
     Unit value                                                                   $1.469712         $1.231776       $1.752936
     Net assets (thousands)                                                            $241              $207             $95
     Mortality and expense ratio                                                      1.25%             1.25%           1.25% (24)
     Net investment income ratio                                                     (1.28%)           (1.11%)         (1.27%)(24)
     Total return                                                                    19.32%           (29.73%)        (10.52%)


     PHOENIX-MFS INVESTORS TRUST SERIES(18)
     Accumulation units outstanding                                                   1,919             2,041               -
     Unit value                                                                   $1.969408         $1.627206               -
     Net assets (thousands)                                                              $4                $3               -
     Mortality and expense ratio                                                      1.25%             1.25% (24)          -
     Net investment income ratio                                                     (0.70%)           (0.69%)(24)          -
     Total return                                                                    21.03%           (18.34%)              -


     PHOENIX-MFS VALUE SERIES(18)
     Accumulation units outstanding                                                   1,870             1,988               -
     Unit value                                                                   $2.213204         $1.795142               -
     Net assets (thousands)                                                              $4                $4               -
     Mortality and expense ratio                                                      1.25%             1.25% (24)          -
     Net investment income ratio                                                      0.14%            (0.30%)(24)          -
     Total return                                                                    23.29%           (13.74%)              -


     PHOENIX-NORTHERN DOW 30 SERIES(3)
     Accumulation units outstanding                                                 138,137           136,591           8,955
     Unit value                                                                   $1.975482         $1.570189       $1.881746
     Net assets (thousands)                                                            $273              $214             $17
     Mortality and expense ratio                                                      1.25%             1.25%           1.25% (24)
     Net investment income ratio                                                      0.39%             0.73%           1.20% (24)
     Total return                                                                    25.81%           (16.56%)         (2.27%)


     PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES(7)
     Accumulation units outstanding                                                  85,522            92,418           1,342
     Unit value                                                                   $1.695749         $1.153653       $1.871570
     Net assets (thousands)                                                            $145              $107              $3
     Mortality and expense ratio                                                      1.25%             1.25%           1.25% (24)
     Net investment income ratio                                                     (1.29%)           (1.22%)         (1.30%)(24)
     Total return                                                                    46.99%           (38.36%)         (6.34%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     PHOENIX-OAKHURST GROWTH AND INCOME SERIES(8)
     Accumulation units outstanding                                                  40,405            42,484           33,813
     Unit value                                                                   $1.830824         $1.454513        $1.900900
     Net assets (thousands)                                                             $74               $62              $64
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.15%)           (0.39%)          (0.16%)(24)
     Total return                                                                    25.87%           (23.48%)          (4.85%)


     PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(5)
     Accumulation units outstanding                                                 200,691           162,197          120,852
     Unit value                                                                   $2.076835         $1.754461        $2.009307
     Net assets (thousands)                                                            $417              $285             $243
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      1.41%             1.44%            2.34% (24)
     Total return                                                                    18.37%           (12.68%)          (0.72%)


     PHOENIX-OAKHURST VALUE EQUITY SERIES(5)
     Accumulation units outstanding                                                 172,903           194,518          165,518
     Unit value                                                                   $1.701534         $1.390962        $1.804317
     Net assets (thousands)                                                            $294              $271             $299
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.34%)           (0.29%)           0.31% (24)
     Total return                                                                    22.33%           (22.91%)          (9.02%)


     PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(17)
     Accumulation units outstanding                                                   1,613             4,097                -
     Unit value                                                                   $2.122679         $1.618754                -
     Net assets (thousands)                                                              $3                $7                -
     Mortality and expense ratio                                                      1.25%             1.25% (24)           -
     Net investment income ratio                                                     (0.54%)           (0.26%)(24)           -
     Total return                                                                    31.13%           (15.81%)               -


     PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(7)
     Accumulation units outstanding                                                  90,550            96,433           96,608
     Unit value                                                                   $2.815899         $2.022712        $2.239820
     Net assets (thousands)                                                            $255              $195             $216
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.11%)           (0.41%)           1.40% (24)
     Total return                                                                    39.21%            (9.69%)           6.86%

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(15)
     Accumulation units outstanding                                                  19,110            22,615           19,125
     Unit value                                                                   $2.714154         $1.910502        $2.115260
     Net assets (thousands)                                                             $52               $43              $40
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.30%)           (0.83%)           3.03% (24)
     Total return                                                                    42.06%            (9.68%)           1.04%


     PHOENIX-SENECA MID-CAP GROWTH SERIES(5)
     Accumulation units outstanding                                                  52,441            55,831           49,897
     Unit value                                                                   $1.430041         $1.124040        $1.686345
     Net assets (thousands)                                                             $75               $63              $84
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.28%)           (1.22%)          (1.26%)(24)
     Total return                                                                    27.22%           (33.34%)         (13.48%)


     PHOENIX-SENECA STRATEGIC THEME SERIES(4)
     Accumulation units outstanding                                                  17,479            19,543           20,499
     Unit value                                                                   $1.433914         $1.057881        $1.647637
     Net assets (thousands)                                                             $25               $21              $34
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.28%)           (1.22%)          (1.25%)(24)
     Total return                                                                    35.55%           (35.79%)         (17.70%)


     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(23)
     Accumulation units outstanding                                                   4,958                 -                -
     Unit value                                                                   $3.040254                 -                -
     Net assets (thousands)                                                             $15                 -                -
     Mortality and expense ratio                                                      1.25% (24)            -                -
     Net investment income ratio                                                     (1.23%)(24)            -                -
     Total return                                                                     1.84%                 -                -


AIM VARIABLE INSURANCE FUNDS -- SERIES I SHARES
     AIM V.I. CAPITAL APPRECIATION FUND(20)
     Accumulation units outstanding                                                   5,134             4,676                -
     Unit value                                                                   $1.767937         $1.382258                -
     Net assets (thousands)                                                              $9                $6                -
     Mortality and expense ratio                                                      1.25%             1.25% (24)           -
     Net investment income ratio                                                     (1.27%)           (1.21%)(24)           -
     Total return                                                                    27.90%           (18.74%)               -

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     AIM V.I. PREMIER EQUITY FUND(19)
     Accumulation units outstanding                                                  15,233            17,335                -
     Unit value                                                                   $1.596820         $1.292784                -
     Net assets (thousands)                                                             $24               $22                -
     Mortality and expense ratio                                                      1.25%             1.25% (24)           -
     Net investment income ratio                                                     (0.98%)           (0.67%)(24)           -
     Total return                                                                    23.52%           (24.99%)               -


THE ALGER AMERICAN FUND -- CLASS O SHARES
-----------------------------------------
     ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO(5)
     Accumulation units outstanding                                                  83,910            94,858          106,464
     Unit value                                                                   $1.626391         $1.222448        $1.873135
     Net assets (thousands)                                                            $136              $116             $199
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.28%)           (1.21%)          (1.28%)(24)
     Total return                                                                    33.04%           (34.74%)          (7.82%)


FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(4)
     Accumulation units outstanding                                                 304,052           447,334          208,725
     Unit value                                                                   $2.240847         $2.216769        $2.058578
     Net assets (thousands)                                                            $681              $992             $430
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      2.28%             1.51%           (1.27%)(24)
     Total return                                                                     1.09%             7.68%            2.66%


     FEDERATED HIGH INCOME BOND FUND II -- PRIMARY SHARES(7)
     Accumulation units outstanding                                                  35,245            13,403            4,640
     Unit value                                                                   $2.388064         $1.978689        $1.976301
     Net assets (thousands)                                                             $84               $27               $9
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      1.95%             8.12%           (1.24%)(24)
     Total return                                                                    20.69%             0.12%           (0.05%)


FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS
--------------------------------------------------------
     VIP CONTRAFUND(R) PORTFOLIO(15)
     Accumulation units outstanding                                                  49,969            51,251            2,224
     Unit value                                                                   $2.189860         $1.727703        $1.931642
     Net assets (thousands)                                                            $109               $89               $4
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.91%)           (0.95%)          (1.29%)(24)
     Total return                                                                    26.75%           (10.56%)           3.43%

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 PERIOD ENDED
                                                                                                 DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     VIP GROWTH OPPORTUNITIES PORTFOLIO(8)
     Accumulation units outstanding                                                  28,834            18,348            6,029
     Unit value                                                                   $1.866178         $1.457473        $1.890201
     Net assets (thousands)                                                             $54               $27              $11
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.72%)           (0.29%)          (1.28%)(24)
     Total return                                                                    28.04%           (22.89%)          (4.36%)


     VIP GROWTH PORTFOLIO(16)
     Accumulation units outstanding                                                  30,726            16,631           17,477
     Unit value                                                                   $1.664652         $1.269525        $1.841830
     Net assets (thousands)                                                             $51               $21              $32
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.13%)           (1.11%)          (1.30%)(24)
     Total return                                                                    31.12%           (31.07%)          24.40%


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
---------------------------------------------------------------
     MUTUAL SHARES SECURITIES FUND(7)
     Accumulation units outstanding                                                  28,393            29,440            7,453
     Unit value                                                                   $2.100562         $1.699694        $1.951757
     Net assets (thousands)                                                             $60               $50              $15
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.22%)           (0.25%)          (1.28%)(24)
     Total return                                                                    23.58%           (12.91%)          (4.52%)


     TEMPLETON DEVELOPING MARKETS SECURITIES FUND(13)
     Accumulation units outstanding                                                   3,560             3,560            3,781
     Unit value                                                                   $2.767538         $1.831811        $1.857729
     Net assets (thousands)                                                             $10                $7               $7
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.12%)           (1.54%)          (1.28%)(24)
     Total return                                                                    51.08%            (1.40%)          (0.89%)


     TEMPLETON FOREIGN SECURITIES FUND(13)
     Accumulation units outstanding                                                  21,667            26,982            5,826
     Unit value                                                                   $1.920539         $1.470987        $1.829155
     Net assets (thousands)                                                             $42               $40              $11
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      0.51%             1.00%           (1.26%)(24)
     Total return                                                                    30.56%           (19.58%)          (7.19%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                               PERIOD ENDED
                                                                                               DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     TEMPLETON GROWTH SECURITIES FUND(12)
     Accumulation units outstanding                                                  37,336            46,798           19,339
     Unit value                                                                   $2.069499         $1.586003        $1.970411
     Net assets (thousands)                                                             $77               $74              $38
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      0.32%             1.04%           (1.31%)(24)
     Total return                                                                    30.49%           (19.51%)           3.07%


SCUDDER INVESTMENTS VIT FUNDS -- CLASS A
----------------------------------------
     SCUDDER VIT EAFE(R) EQUITY INDEX FUND(7)
     Accumulation units outstanding                                                  29,541            35,571            5,016
     Unit value                                                                   $1.813532         $1.377138        $1.778749
     Net assets (thousands)                                                             $54               $49               $9
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                      3.39%             1.18%           (1.27%)(24)
     Total return                                                                    31.69%           (22.58%)          (6.37%)


     SCUDDER VIT EQUITY 500 INDEX FUND(21)
     Accumulation units outstanding                                                  24,778                 -                -
     Unit value                                                                   $2.065663                 -                -
     Net assets (thousands)                                                             $51                 -                -
     Mortality and expense ratio                                                      1.25% (24)            -                -
     Net investment income ratio                                                     (1.28%)(24)            -                -
     Total return                                                                    10.82%                 -                -


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I SHARES
---------------------------------------------------------
     TECHNOLOGY PORTFOLIO(7)
     Accumulation units outstanding                                                   1,195             1,285            1,378
     Unit value                                                                   $1.314222         $0.900581        $1.787116
     Net assets (thousands)                                                              $2                $1               $2
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.24%)           (1.18%)          (1.23%)(24)
     Total return                                                                    45.93%           (49.61%)          (8.16%)


WANGER ADVISORS TRUST
---------------------
     WANGER FOREIGN FORTY(7)
     Accumulation units outstanding                                                   1,831             2,168            2,516
     Unit value                                                                   $2.008690         $1.440194        $1.721738
     Net assets (thousands)                                                              $4                $3               $4
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.95%)           (1.25%)          (1.26%)(24)
     Total return                                                                    39.47%           (16.35%)          (6.97%)

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                  PERIOD ENDED
                                                                                                  DECEMBER 31,
                                                                               ------------------------------------------------
SUBACCOUNT                                                                         2003              2002             2001
----------                                                                     -------------     -------------    -------------

     WANGER INTERNATIONAL SMALL CAP(11)
     Accumulation units outstanding                                                  23,124            25,926           18,906
     Unit value                                                                   $2.125969         $1.446168        $1.699564
     Net assets (thousands)                                                             $49               $37              $32
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (0.98%)           (1.25%)          (1.25%)(24)
     Total return                                                                    47.01%           (14.91%)          (7.86%)


     WANGER TWENTY(14)
     Accumulation units outstanding                                                  33,612            43,092           52,856
     Unit value                                                                   $2.544954         $1.971397        $2.160987
     Net assets (thousands)                                                             $86               $85             $114
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.29%)           (1.24%)          (1.32%)(24)
     Total return                                                                    29.09%            (8.77%)           8.60%


     WANGER U.S. SMALLER COMPANIES(7)
     Accumulation units outstanding                                                  68,607            80,514           55,179
     Unit value                                                                   $2.347106         $1.659516        $2.020119
     Net assets (thousands)                                                            $161              $134             $111
     Mortality and expense ratio                                                      1.25%             1.25%            1.25% (24)
     Net investment income ratio                                                     (1.29%)           (1.23%)          (1.26%)(24)
    Total return                                                                    41.43%           (17.85%)           2.20%


                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS (CONTINUED)

























MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.


NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.


TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.




(1) From inception May 10, 2001 to December 31, 2001.                (13) From inception August 17, 2001 to December 31, 2001.
(2) From inception May 29, 2001 to December 31,2001.                 (14) From inception August 24, 2001 to December 31, 2001.
(3) From inception June 12, 2001 to December 31, 2001.               (15) From inception September 5,2001 to December 31, 2001.
(4) From inception June 22, 2001 to December 31,2001.                (16) From inception September 24, 2001 to December 31, 2001.
(5) From inception June 25, 2001 to December 31, 2001.               (17) From inception January 8, 2002 to December 31, 2002.
(6) From inception June 26, 2001 to December 31,2001.                (18) From inception February 22 2002 to December 31, 2002.
(7) From inception July 19, 2001 to December 31, 2001.               (19) From inception April 22, 2002 to December 31, 2002.
(8) From inception July 23, 2001 to December 31, 2001.               (20) From inception May 30, 2002 to December 31, 2002.
(9) From inception July 27, 2001 to December 31, 2001.               (21) From inception July 7, 2003 to December 31, 2003.
(10) From inception August 3, 2001 to December 31, 2001.             (22) From inception July 11, 2003 to December 31, 2003.
(11) From inception August 10, 2001 to December 31, 2001.            (23) From inception December 11, 2003 to December 31, 2003.
(12) From inception August 13, 2001 to December 31, 2001.            (24) Annualized.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                         SUBACCOUNT
                                                      ----------------------------------------------------------------------------
                                                                                                                PHOENIX-ALLIANCE/
                                                                                                                    BERNSTEIN
                                                                                             PHOENIX-ALLIANCE/   ENHANCED INDEX
                                                      PHOENIX-ABERDEEN      PHOENIX-AIM         BERNSTEIN           SERIES WITH
                                                       INTERNATIONAL       MID-CAP EQUITY      ENHANCED INDEX   GUARANTEED MINIMUM
                                                           SERIES             SERIES               SERIES          PAYMENT RIDER
                                                      -----------------   -----------------  -----------------  ------------------

Accumulation units outstanding, beginning of period             56,265               6,497            108,616           6,876,439
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                                -              10,100             67,471          10,779,959
Participant withdrawals                                         (3,567)             (1,008)           (60,791)         (1,498,279)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   52,698              15,589            115,296          16,158,119
                                                      ============================================================================


                                                      PHOENIX-ALLIANCE/     PHOENIX-DUFF &                       PHOENIX-ENGEMANN
                                                           BERNSTEIN        PHELPS REAL       PHOENIX-ENGEMANN      SMALL & MID-
                                                        GROWTH + VALUE    ESTATE SECURITIES    CAPITAL GROWTH        CAP GROWTH
                                                           SERIES             SERIES              SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------

Accumulation units outstanding, beginning of period              2,036              65,098             64,424               8,522
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                           11,978                   -                  -                  -
Participant withdrawals                                           (372)            (17,098)            (7,906)               (127)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   13,642              48,000             56,518               8,395
                                                      ============================================================================


                                                                          PHOENIX-GOODWIN
                                                                            MONEY MARKET
                                                       PHOENIX-GOODWIN      SERIES WITH      PHOENIX-GOODWIN
                                                           MONEY             GUARANTEED        MULTI-SECTOR       PHOENIX-JANUS
                                                           MARKET             MINIMUM          FIXED INCOME      FLEXIBLE INCOME
                                                           SERIES           PAYMENT RIDER         SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period          1,298,078           1,365,410            108,603             124,514
Participant deposits                                         4,794,499           8,162,866                  -                   -
Participant transfers                                       (5,236,733)         (8,066,733)           (12,593)            (11,988)
Participant withdrawals                                       (107,040)           (347,162)           (22,251)            (21,848)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  748,804           1,114,381             73,759              90,678
                                                      ============================================================================

                                                       PHOENIX-LAZARD
                                                        INTERNATIONAL       PHOENIX-LORD       PHOENIX-LORD        PHOENIX-MFS
                                                        EQUITY SELECT     ABBETT LARGE-CAP    ABBETT MID-CAP     INVESTORS GROWTH
                                                           SERIES           VALUE SERIES        VALUE SERIES       STOCK SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                   -                  -             168,292
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            2,098               2,894              7,929               3,805
Participant withdrawals                                            (46)                (63)            (1,677)             (8,412)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    2,052               2,831              6,252             163,685
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 5--Participant Accumulation Unit Transactions for the period ended December 31, 2003 (Continued)


                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------


                                                         PHOENIX-MFS        PHOENIX-MFS          PHOENIX-       PHOENIX-NORTHERN
                                                          INVESTORS            VALUE          NORTHERN DOW 30      NASDAQ-100
                                                         TRUST SERIES          SERIES            SERIES          INDEX(R) SERIES
                                                      -----------------   -----------------  -----------------  ------------------

Accumulation units outstanding, beginning of period              2,041               1,988            136,591              92,418
Participant deposits                                                 -                   -                  -                  -
Participant transfers                                                -                   -             11,662                  -
Participant withdrawals                                           (122)               (118)           (10,116)             (6,896)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,919               1,870            138,137              85,522
                                                      ============================================================================


                                                      PHOENIX-OAKHURST    PHOENIX-OAKHURST                       PHOENIX-SANFORD
                                                         GROWTH AND          STRATEGIC      PHOENIX-OAKHURST       BERNSTEIN
                                                           INCOME            ALLOCATION       VALUE EQUITY        GLOBAL VALUE
                                                           SERIES              SERIES             SERIES              SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             42,484             162,197            194,518               4,097
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            2,353              62,398                  -                   -
Participant withdrawals                                         (4,432)            (23,904)           (21,615)             (2,484)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   40,405             200,691            172,903               1,613
                                                      ============================================================================


                                                       PHOENIX-SANFORD     PHOENIX-SANFORD
                                                          BERNSTEIN           BERNSTEIN       PHOENIX-SENECA      PHOENIX-SENECA
                                                           MID-CAP            SMALL-CAP           MID-CAP           STRATEGIC
                                                            VALUE               VALUE             GROWTH              THEME
                                                           SERIES              SERIES             SERIES             SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             96,433              22,615             55,831              19,543
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           14,897                   -                  -                   -
Participant withdrawals                                        (20,780)             (3,505)            (3,390)             (2,064)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   90,550              19,110             52,441              17,479
                                                      ============================================================================


                                                        PHOENIX-STATE
                                                        STREET RESEARCH        AIM V.I.           AIM V.I.
                                                          SMALL-CAP            CAPITAL            PREMIER        ALGER AMERICAN
                                                           GROWTH           APPRECIATION           EQUITY       LEVERAGED ALLCAP
                                                           SERIES               FUND                FUND             PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period                  -                4,676             17,335             94,858
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            6,289               1,626                  -                   -
Participant withdrawals                                         (1,331)             (1,168)            (2,102)            (10,948)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    4,958               5,134             15,233              83,910
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)


                                                                                             SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                       FEDERATED FUND       FEDERATED HIGH
                                                          FOR U.S.           INCOME BOND            VIP             VIP GROWTH
                                                        GOVERNMENT            FUND II --       CONTRAFUND(R)      OPPORTUNITIES
                                                       SECURITIES II       PRIMARY SHARES       PORTFOLIO            PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period            447,334              13,403             51,251              18,348
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                          (43,876)             28,658              8,871              12,812
Participant withdrawals                                        (99,406)             (6,816)           (10,153)             (2,326)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                  304,052              35,245             49,969              28,834
                                                      ============================================================================



                                                                                                TEMPLETON
                                                             VIP                                DEVELOPING          TEMPLETON
                                                            GROWTH          MUTUAL SHARES         MARKETS            FOREIGN
                                                           PORTFOLIO       SECURITIES FUND    SECURITIES FUND     SECURITIES FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             16,631              29,440              3,560              26,982
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           16,795               9,185                  -                   -
Participant withdrawals                                         (2,700)            (10,232)                 -              (5,315)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                   30,726              28,393              3,560              21,667
                                                      ============================================================================


                                                          TEMPLETON
                                                           GROWTH                               SCUDDER VIT        SCUDDER VIT
                                                         SECURITIES        RYDEX VARIABLE      EAFE(R) EQUITY       EQUITY 500
                                                            FUND           TRUST JUNO FUND      INDEX FUND          INDEX FUND
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period             46,798                   -             35,571                   -
Participant deposits                                                 -                 277                  -                   -
Participant transfers                                                -                (277)                 -              25,902
Participant withdrawals                                         (9,462)                  -             (6,030)             (1,124)
                                                      ------------------------------------------------------------------------------
Accumulation units outstanding, end of period                   37,336                   -             29,541              24,778
                                                      ==============================================================================


                                                                                              WANGER FOREIGN
                                                         TECHNOLOGY        WANGER FOREIGN      INTERNATIONAL
                                                          PORTFOLIO            FORTY             SMALL CAP         WANGER TWENTY
                                                      -----------------   -----------------  -----------------  ------------------
Accumulation units outstanding, beginning of period              1,285               2,168             25,926              43,092
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                                -                   -              1,293                   -
Participant withdrawals                                            (90)               (337)            (4,095)             (9,480)
                                                      ----------------------------------------------------------------------------
Accumulation units outstanding, end of period                    1,195               1,831             23,124              33,612
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)

                                                                                           SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                         WANGER U.S.
                                                          SMALLER
                                                         COMPANIES
                                                      -----------------
Accumulation units outstanding, beginning of period             80,514
Participant deposits                                                 -
Participant transfers                                                -
Participant withdrawals                                        (11,907)
                                                      -----------------
Accumulation units outstanding, end of period                   68,607
                                                      =================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                          PHOENIX-                                                   PHOENIX-
                                                          ABERDEEN          PHOENIX-AIM      PHOENIX-ALLIANCE/       DEUTSCHE
                                                       INTERNATIONAL       MID-CAP EQUITY    BERNSTEIN GROWTH         DOW 30
                                                           SERIES              SERIES         + VALUE SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                          51,293                   -                  -               8,955
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            9,478               7,137              2,185             140,059
Participant withdrawals                                         (4,506)               (640)              (149)            (12,423)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                56,265               6,497              2,036             136,591
                                                      ============================================================================


                                                          PHOENIX-          PHOENIX-DUFF &       PHOENIX-            PHOENIX-
                                                          DEUTSCHE           PHELPS REAL         ENGEMANN         ENGEMANN SMALL
                                                         NASDAQ-100       ESTATE SECURITIES   CAPITAL GROWTH        & MID-CAP
                                                       INDEX(R)SERIES          SERIES             SERIES           GROWTH SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                           1,342              62,114             50,839               7,965
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           94,148              15,392             22,857               1,087
Participant withdrawals                                         (3,072)            (12,408)            (9,272)               (530)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                92,418              65,098             64,424               8,522
                                                      ============================================================================


                                                                              PHOENIX-
                                                                            GOODWIN MONEY
                                                                            MARKET SERIES        PHOENIX-
                                                           PHOENIX-        WITH GUARANTEED    GOODWIN MULTI-     PHOENIX-HOLLISTER
                                                        GOODWIN MONEY         MINIMUM          SECTOR FIXED        VALUE EQUITY
                                                        MARKET SERIES       PAYMENT RIDER      INCOME SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                         829,180             634,420             88,108             165,518
Participant deposits                                         5,510,296           5,109,221                  -                   -
Participant transfers                                       (4,733,187)         (4,248,907)            33,496              57,864
Participant withdrawals                                       (308,211)           (129,324)           (13,001)            (28,864)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                             1,298,078           1,365,410            108,603             194,518
                                                      ============================================================================


                                                                            PHOENIX-J.P.
                                                                           MORGAN RESEARCH
                                                                           ENHANCED INDEX
                                                        PHOENIX-J.P.         SERIES WITH
                                                       MORGAN RESEARCH        GUARANTEED      PHOENIX-JANUS
                                                       ENHANCED INDEX          MINIMUM        FLEXIBLE INCOME     PHOENIX-JANUS
                                                           SERIES           PAYMENT RIDER         SERIES          GROWTH SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                          81,674           1,983,081             95,552              53,990
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           34,926           5,326,755             47,987             125,454
Participant withdrawals                                         (7,984)           (433,397)           (19,025)            (11,152)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               108,616           6,876,439            124,514             168,292
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                                                                     PHOENIX-
                                                        PHOENIX-MFS          PHOENIX-MFS                         OAKHURST GROWTH
                                                      INVESTORS GROWTH     INVESTORS TRUST     PHOENIX-MFS         AND INCOME
                                                        STOCK SERIES           SERIES          VALUE SERIES          SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                               -                   -                  -              33,813
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                            3,253               2,140              2,050              13,700
Participant withdrawals                                           (203)                (99)               (62)             (5,029)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                 3,050               2,041              1,988              42,484
                                                      ============================================================================


                                                          PHOENIX-
                                                          OAKHURST                           PHOENIX-SANFORD      PHOENIX-SANFORD
                                                         STRATEGIC        PHOENIX-SANFORD     BERNSTEIN MID-         BERNSTEIN
                                                         ALLOCATION       BERNSTEIN GLOBAL      CAP VALUE         SMALL-CAP VALUE
                                                           SERIES           VALUE SERIES         SERIES               SERIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                         120,852                   -             96,608              19,125
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           58,607               4,284             16,258               6,751
Participant withdrawals                                        (17,262)               (187)           (16,433)             (3,261)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                               162,197               4,097             96,433              22,615
                                                      ============================================================================


                                                       PHOENIX-SENECA      PHOENIX-SENECA    AIM V.I. CAPITAL
                                                       MID-CAP GROWTH      STRATEGIC THEME     APPRECIATION      AIM V.I. PREMIER
                                                           SERIES              SERIES              FUND             EQUITY FUND
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                          49,897              20,499                  -                   -
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           11,072                   -              5,384              19,488
Participant withdrawals                                         (5,138)               (956)              (708)             (2,153)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                55,831              19,543              4,676              17,335
                                                      ============================================================================


                                                                           FEDERATED FUND
                                                       ALGER AMERICAN         FOR U.S.        FEDERATED HIGH
                                                      LEVERAGED ALLCAP       GOVERNMENT        INCOME BOND       VIP CONTRAFUND(R)
                                                          PORTFOLIO         SECURITIES II        FUND II            PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                         106,464             208,725              4,640               2,224
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                                -             286,643              8,428              53,019
Participant withdrawals                                        (11,606)            (48,034)               335              (3,992)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                94,858             447,334             13,403              51,251
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                      SUBACCOUNT
                                                      ----------------------------------------------------------------------------

                                                                                                                    TEMPLETON
                                                         VIP GROWTH                                                DEVELOPING
                                                       OPPORTUNITIES         VIP GROWTH        MUTUAL SHARES         MARKETS
                                                         PORTFOLIO            PORTFOLIO       SECURITIES FUND     MUTUAL SHARES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                           6,029              17,477              7,453               3,781
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           13,832               1,444             32,141                   -
Participant withdrawals                                         (1,513)             (2,290)           (10,154)               (221)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                18,348              16,631             29,440               3,560
                                                      ============================================================================


                                                          TEMPLETON          TEMPLETON         SCUDDER VIT
                                                           FOREIGN             GROWTH         EAFE(R)EQUITY         TECHNOLOGY
                                                       SECURITIES FUND     SECURITIES FUND      INDEX FUND          PORTFOLIO
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                           5,826              19,339              5,016               1,378
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                           36,705              31,732             35,193                   -
Participant withdrawals                                        (15,549)             (4,273)            (4,638)                (93)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                26,982              46,798             35,571               1,285
                                                      ============================================================================


                                                                               WANGER                               WANGER U.S.
                                                           WANGER           INTERNATIONAL                             SMALLER
                                                        FOREIGN FORTY         SMALL CAP        WANGER TWENTY         COMPANIES
                                                      -----------------   -----------------  -----------------  ------------------
Units outstanding, beginning of period                           2,516              18,906             52,856              55,179
Participant deposits                                                 -                   -                  -                   -
Participant transfers                                                -              10,280                  -              34,701
Participant withdrawals                                           (348)             (3,260)            (9,764)             (9,366)
                                                      ----------------------------------------------------------------------------
Units outstanding, end of period                                 2,168              25,926             43,092              80,514
                                                      ============================================================================

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable assumes the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. We make a daily deduction for the risk and administrative fee for the variable accumulation account based on an annual rate of up to 1.25%, which is taken from the daily net assets of the subaccount. Policyholders may also elect a guaranteed minimum payment rider when they purchase a contract. The rider guarantees that each annuity payment will never be less than the initial annuity payment as long as no withdrawals are taken. If a withdrawal is taken, then the annuity payment will be reduced proportionately by the withdrawal amount. The charge for the rider is taken in the form of an additional risk and administration fee of up to 1.00% resulting in a total annual rate of up to 2.25%, which is taken from the daily net assets of the subaccount.

   PEPCO is the principal underwriter and distributor for the Account.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $0, $0 and $0 for the years ended December 31, 2003, 2002 and 2001, respectively.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MERGERS

   On February 7, 2003, Aberdeen International acquired all of the net assets of Aberdeen New Asia pursuant to an Agreement and Plan of Reorganization approved by Aberdeen New Asia shareholders on January 7, 2003. The acquisition was accomplished by a tax-free exchange of 1,885,115 shares of Aberdeen International valued at $14,391,123 for 1,913,078 shares of Aberdeen New Asia outstanding on February 7, 2003. Aberdeen New Asia's net assets on that date of $14,391,123, including $618,515 of net unrealized depreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $116,991,498.

   On February 14, 2003, Janus Growth acquired all of the net assets of MFS Investors Growth Stock ("Growth Stock") and Van Kampen Focus Equity ("Focus Equity") pursuant to an Agreement and Plan of reorganization approved by Growth Stock and Focus Equity shareholders on February 14, 2003. The acquisition was accomplished by a tax-free exchange of 2,496,714 shares of Janus Growth outstanding on February 14, 2003 for 782,923 shares of Growth Stock valued at $5,807,615 and 1,169,922 shares of Focus Equity valued at $6,179,826. Growth Stock's net assets of $5,807,615, including $135,964 of net unrealized depreciation and Focus Equity's net assets of $6,179,826, including $380,781 of net unrealized depreciation were combined with those of Janus Growth. The aggregate net assets of Janus Growth immediately after the merger were $63,057,943. Immediately following the merger, Janus Growth was renamed MFS Investors Growth Stock. Immediately prior to the Special Meeting of Shareholders, Phoenix Variable Advisors, Inc. "PVA"), as authorized pursuant to an exemptive order from the Securities and Exchange Commission, replaced Janus Capital Management LLC with MFS Investment Management ("MFS") as subadvisor to the series. PVA and MFS have also agreed that they would serve as advisor and subadvisor, respectively, to the series for the same management fees as currently charged to the former Phoenix-MFS Investors Growth Stock Series. Accordingly, the annual expenses and expense cap reimbursements for the series are the same as those of the former Phoenix-MFS Investors Growth Stock Series. MFS is going to manage the series in a manner comparable with the former Phoenix-MFS Investors Growth Stock Series. As part of the reorganizations, the series has been renamed Phoenix-MFS Investors Growth Stock Series.

   On March 22, 2002, Janus Growth ("Growth") acquired all of the net assets of Janus Core Equity ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, Engemann Capital Growth ("Capital Growth") acquired all of the net assets of Engemann Nifty Fifty ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

   On April 5, 2002, Oakhurst Strategic Allocation ("Strategic Allocation") acquired all of the net assets of Oakhurst Balanced ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                            PHOENIX INCOME CHOICE(R)
                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 12--PROPOSED REORGANIZATION

 On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

 NOTE 13--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS



PRICEWATERHOUSECOOPERS [logo]



To the Board of Directors of PHL Variable Insurance Company and Participants of PHL Variable Accumulation Account (Phoenix Income Choice(R)):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHL Variable Accumulation Account (Phoenix Income Choice(R)) at December 31, 2003, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                 ----------

Report of Independent Auditors.............................................................................         F-3

Balance Sheet as of December 31, 2003 and 2002.............................................................         F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001..................................................................         F-5

Statement of Cash Flows for the years ended 2003, 2002 and 2001............................................         F-6

Notes to Financial Statements..............................................................................       F-7-F-20

PRICEWATERHOUSECOOPERS [LOGO]


                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590





                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP


March 9, 2004

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2003 AND 2002

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $  3,087,957     $  2,388,189
Equity securities, at fair value..........................................................          8,687           33,121
Policy loans, at unpaid principal balances................................................          1,753            1,335
Other investments.........................................................................         20,314           10,166
                                                                                            ---------------  ---------------
Total investments.........................................................................      3,118,711        2,432,811
Cash and cash equivalents.................................................................         80,972          473,246
Accrued investment income.................................................................         26,817           18,768
Deferred policy acquisition costs.........................................................        372,609          255,677
Other general account assets..............................................................         23,611           45,105
Separate account assets...................................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

LIABILITIES:
Policyholder deposit funds................................................................   $  2,760,567     $  2,557,428
Policy liabilities and accruals...........................................................        235,484          124,925
Deferred income taxes.....................................................................         55,926           38,993
Other general account liabilities.........................................................         42,959           33,352
Separate account liabilities..............................................................      2,010,134        1,157,913
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................      5,105,070        3,912,611
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued................          2,500            2,500
Additional paid-in capital................................................................        484,234          444,234
Retained earnings.........................................................................         16,196            1,547
Accumulated other comprehensive income....................................................         24,854           22,628
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        527,784          470,909
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY................................................   $  5,632,854     $  4,383,520
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003            2002              2001
                                                                          ---------------  ---------------   ---------------

REVENUES:
Premiums................................................................   $      5,829     $      4,372      $      5,129
Insurance and investment product fees...................................         65,529           46,915            32,379
Investment income, net of expenses......................................        133,531           92,472            30,976
Net realized investment gains (losses)..................................            768          (16,167)           (1,196)
                                                                          ---------------  ---------------   ---------------
TOTAL REVENUES..........................................................        205,657          127,592            67,288
                                                                          ---------------  ---------------   ---------------

BENEFITS AND EXPENSES:
Policy benefits.........................................................        127,311           98,915            39,717
Policy acquisition cost amortization....................................         20,040           23,182             8,477
Other operating expenses................................................         35,288           27,386            15,305
                                                                          ---------------  ---------------   ---------------
TOTAL BENEFITS AND EXPENSES.............................................        182,639          149,483            63,499
                                                                          ---------------  ---------------   ---------------
Income (loss) before income taxes.......................................         23,018          (21,891)            3,789
Applicable income taxes (benefit).......................................          8,369           (8,635)              539
                                                                          ---------------  ---------------   ---------------
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ===============  ===============   ===============

COMPREHENSIVE INCOME:
NET INCOME (LOSS).......................................................   $     14,649     $    (13,256)     $      3,250
                                                                          ---------------  ---------------   ---------------
Net unrealized investment gains.........................................          2,561           18,522             2,022
Net unrealized derivative instruments gains (losses)....................           (335)           2,147              (334)
                                                                          ---------------  ---------------   ---------------
OTHER COMPREHENSIVE INCOME..............................................          2,226           20,669             1,688
                                                                          ---------------  ---------------   ---------------
COMPREHENSIVE INCOME....................................................   $     16,875     $      7,413      $      4,938
                                                                          ===============  ===============   ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent.......................................   $     40,000     $    259,370     $    105,000

RETAINED EARNINGS:
Net income (loss).......................................................         14,649          (13,256)           3,250

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income..............................................          2,226           20,669            1,688
                                                                          ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................         56,875          266,783          109,938
Stockholder's equity, beginning of year.................................        470,909          204,126           94,188
                                                                          ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................   $    527,784     $    470,909     $    204,126
                                                                          ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

OPERATING ACTIVITIES:
Net income (loss).......................................................    $     14,649     $    (13,256)     $      3,250
Net realized investment (gains) losses..................................            (768)          16,167             1,196
Amortization and depreciation...........................................              --               --               102
Deferred income taxes...................................................          15,734              438            22,733
Increase in receivables.................................................          (4,650)         (12,981)           (4,406)
Increase in deferred policy acquisition costs...........................        (100,542)        (128,164)          (81,588)
Increase in policy liabilities and accruals.............................         126,059           66,632            23,069
Other assets and other liabilities net change...........................          43,878          (28,007)          (23,609)
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM OPERATING ACTIVITIES....................................          94,360          (99,171)          (59,253)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................      (2,068,268)      (1,753,350)        (766,494)
Investment sales, repayments and maturities.............................       1,338,495          414,195          140,835
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (729,773)      (1,339,155)        (625,659)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Policyholder deposit fund receipts, net.................................         203,139        1,480,758           670,577
Capital contributions from parent.......................................          40,000          259,370           105,000
                                                                           ---------------  ---------------   ---------------
CASH FROM FINANCING ACTIVITIES..........................................         243,139        1,740,128           775,577
                                                                           ---------------  ---------------   ---------------
CHANGE IN CASH AND CASH EQUIVALENTS.....................................        (392,274)         301,802            90,665
Cash and cash equivalents, beginning of year............................         473,246          171,444            80,779
                                                                           ---------------  ---------------   ---------------
CASH AND CASH EQUIVALENTS, END OF YEAR..................................    $     80,972     $    473,246      $    171,444
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1.       ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, the valuation of investments in debt and equity securities, and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and thus, our adoption is not expected to have a material effect on our financial statements.


2.       OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 50% to 90% of the mortality risk for certain issues of term and universal life policies.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                           2003               2002               2001
                                                                     -----------------  -----------------   ----------------

Direct premiums....................................................   $       30,404     $       21,283      $       20,930
Premiums assumed from reinsureds...................................               --                 --                  --
Premiums ceded to reinsurers.......................................          (24,575)           (16,911)            (15,801)
                                                                     -----------------  -----------------   ----------------
PREMIUMS...........................................................   $        5,829     $        4,372      $        5,129
                                                                     =================  =================   ================

Direct life insurance in-force.....................................   $   20,518,533     $   11,999,540      $   10,205,877
Life insurance in-force assumed from reinsureds....................          168,788            215,329                  --
Life insurance in-force ceded to reinsurers........................      (15,544,504)        (9,842,076)         (9,015,734)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE............................................   $    5,142,817     $    2,372,793      $    1,190,143
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force.............        3.28%              9.07%                 --
                                                                     =================  =================   ================

Policy benefit costs are net of benefits ceded of $11.3 million, $8.0 million and $5.0 million for 2003, 2002 and 2001, respectively.

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with the 2002 acquisition of the variable life and annuity business of Valley Forge Life Insurance Company, we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For term life insurance policies, DAC is amortized in proportion to projected net premiums. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred, excluding acquisitions...............    $    120,582     $    102,769     $     90,065
Acquisition costs recognized in Valley Forge Life acquisition...........              --           48,577               --
Recurring costs amortized to expense....................................         (20,040)         (23,182)          (8,477)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income (Note 3).......................          16,390          (37,474)          (1,443)
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................         116,932           90,690           80,145
Deferred policy acquisition costs, beginning of year....................         255,677          164,987           84,842
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    372,609     $    255,677     $    164,987
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net level premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 4.7% to 6% as of December 31, 2003 and 5.3% to 6.5% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds consist of annuity deposits received from customers and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At December 31, 2003 and 2002, there was $1,158.4 million and $1,303.0 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $      923.9     $    1,878.9     $    1,234.8
Performance.............................................................           435.3           (121.5)          (199.3)
Fees....................................................................           (24.7)           (23.5)           (23.9)
Benefits and surrenders.................................................          (613.0)          (404.9)          (127.2)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................           721.5          1,329.0            884.4
Funds under management, beginning of year...............................         3,727.4          2,398.4          1,514.0
                                                                           ---------------  ---------------  ---------------
FUNDS UNDER MANAGEMENT, END OF YEAR.....................................    $    4,448.9     $    3,727.4     $    2,398.4
                                                                           ===============  ===============  ===============


3.       INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

Fair value and cost of our available-for-sale debt securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $     58,894      $     58,166     $      7,343     $      6,377
State and political subdivision........................         48,376            47,621           39,213           37,625
Foreign government.....................................         44,918            43,261           11,586           11,186
Corporate..............................................      1,475,398         1,445,360          791,091          768,126
Mortgage-backed........................................        695,425           680,360          643,147          619,316
Other asset-backed.....................................        764,946           758,868          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,087,957      $  3,033,636     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities as of December 31, 2003 or 2002.

Fair value and cost of our equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................   $      8,512      $      6,510     $     14,324     $     13,780
Other equity securities................................            175               229           18,797           18,088
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      8,687      $      6,739     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $        936      $       (208)    $        966     $         --
State and political subdivision........................          1,107              (352)           1,588               --
Foreign government.....................................          2,451              (794)             459              (59)
Corporate..............................................         42,578           (12,540)          29,834           (6,869)
Mortgage-backed........................................         16,566            (1,501)          23,976             (145)
Other asset-backed.....................................         10,070            (3,992)          17,052           (1,170)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $     73,708      $    (19,387)    $     73,875     $     (8,243)
                                                         ===============   ===============  ===============  ===============
Equity securities gains and losses.....................   $      2,002      $        (54)    $      1,782     $       (529)
                                                         ===============   ===============  ===============  ===============
DEBT AND EQUITY SECURITIES NET GAINS...................   $     56,269                       $     66,885
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES

                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency................   $   24,639    $     (416)   $       --   $       --    $   24,639   $     (416)
State and political subdivision...........       22,834          (368)           --           --        22,834         (368)
Foreign government........................        4,769          (191)           --           --         4,769         (191)
Corporate.................................      200,322       (10,317)       17,238       (1,015)      217,560      (11,332)
Mortgage-backed...........................      206,036        (1,582)           80           (2)      206,116       (1,584)
Other asset-backed........................       98,773        (1,523)       19,107       (4,059)      117,880       (5,582)
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES...........................   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
COMMON STOCK..............................           --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  557,373    $  (14,397)   $   36,425   $   (5,076)   $  593,798   $  (19,473)
                                            ============= ============= ============ ============= ============ =============

BELOW INVESTMENT GRADE....................   $    9,658    $     (222)   $   25,276   $   (2,432)   $   34,934   $   (2,654)
                                            ============= ============= ============ ============= ============ =============
BELOW INVESTMENT GRADE AFTER OFFSETS FOR
  DEFERRED ACQUISITION COST ADJUSTMENT
  AND TAXES...............................                 $     (144)                $   (1,581)                $   (1,725)
                                                          =============              =============              =============

Below investment grade debt securities which have been in an unrealized loss for greater than 12 months consists of six securities, of which only one security, with an unrealized loss of $1,232 thousand ($801 thousand after offset for taxes) has a fair value less than 80% of the security's amortized cost at December 31, 2003.

All of these securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures, for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control and seed money in separate accounts. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. Applicable income taxes, which offset realized investment gains and losses, are reported separately as components of net income.

Sources of net investment income for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    132,101     $     88,764     $     28,436
Equity securities.......................................................             478              269               --
Other investments.......................................................             931              237               --
Policy loans............................................................             140               38               15
Cash and cash equivalents...............................................           2,679            4,891            2,845
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         136,329           94,199           31,296
Less: investment expenses...............................................           2,798            1,727              320
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    133,531     $     92,472     $     30,976
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

DEBT SECURITY IMPAIRMENTS...............................................    $     (8,113)    $    (13,207)    $         --
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................           9,615            2,754              425
Debt security transaction losses........................................          (2,411)          (6,640)            (213)
Equity security transaction gains.......................................           3,993               --               --
Equity security transaction losses......................................          (1,354)              (1)              --
Other investment transaction gains (losses).............................            (960)             927           (1,408)
Cash equivalent transaction losses......................................              (2)              --               --
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS (LOSSES)..........................................           8,881           (2,960)          (1,196)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT GAINS (LOSSES)..................................    $        768     $    (16,167)    $     (1,196)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $    (11,311)    $     62,514     $      2,297
Equity securities.......................................................             695            1,253               --
Other investments.......................................................          (1,833)           2,203            2,258
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $    (12,449)    $     65,970     $      4,555
                                                                           ---------------  ---------------  ---------------
Applicable deferred policy acquisition costs (Note 2)...................         (16,390)          37,474            1,443
Applicable deferred income taxes........................................           1,380            9,974            1,090
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains (losses).....................         (15,010)          47,448            2,533
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS
  INCLUDED IN OTHER COMPREHENSIVE INCOME................................    $      2,561     $     18,522     $      2,022
                                                                           ===============  ===============  ===============

INVESTING CASH FLOWS

Investment purchases, sales, repayments and maturities for 2003, 2002 and 2001 follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $ (2,050,231)    $ (1,733,608)    $   (765,529)
Equity security purchases...............................................          (8,619)          (9,374)              --
Other invested asset purchases..........................................          (9,000)          (9,929)            (779)
Policy loan advances, net...............................................            (418)            (439)            (186)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $ (2,068,268)    $ (1,753,350)    $   (766,494)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    484,329     $     94,486     $     34,165
Debt securities maturities and repayments...............................         817,792          296,625          106,670
Equity security sales...................................................          36,374           23,084               --
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $  1,338,495     $    414,195     $    140,835
                                                                           ===============  ===============  ===============

The maturities of debt securities, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in thousands). Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

Due in one year or less....................................................................................   $    180,809
Due after one year through five years......................................................................      1,203,219
Due after five years through ten years.....................................................................        565,972
Due after ten years........................................................................................      1,083,636
                                                                                                             ---------------
TOTAL......................................................................................................   $  3,033,636
                                                                                                             ===============


4.       SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5.       INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for 2003, 2002 and 2001 follows ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

NET INCOME (LOSS).......................................................           8,369           (8,635)             539
Other comprehensive income..............................................           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME ...................................................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

Current.................................................................    $     (7,366)    $     (9,073)    $    (22,194)
Deferred................................................................          15,735              438           22,733
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.........................           8,369           (8,635)             539
Deferred income taxes applicable to other comprehensive income..........           1,199           11,129              909
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME.........................    $      9,568     $      2,494     $      1,448
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $    (51,107)    $      3,149     $     (5,357)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $      8,056     $    (7,662)     $     1,326
Tax advantaged investment income........................................             360            (972)            (812)
Other, net..............................................................             (47)             (1)              25
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES (BENEFIT).......................................    $      8,369     $    (8,635)     $       539
                                                                           ===============  ===============  ===============
Effective income tax (benefit) rates....................................            36.4%            39.4%            14.2%
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $     44,815     $     24,858
Unearned premiums / deferred revenues.....................................................          4,675            2,454
Net operating loss carryover benefits.....................................................         29,435           32,568
Other.....................................................................................            831              810
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................         79,756           60,690
                                                                                            ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs.........................................................        114,962           84,040
Investments...............................................................................         20,720           15,643
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................        135,682           99,683
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX LIABILITY.............................................................   $     55,926     $     38,993
                                                                                            ===============  ===============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c).

Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At December 31, 2003, we had net operating losses of $84 million for federal income tax purposes of which $13.4 million expires in 2015, $15.6 million expires in 2016 and $55.0 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2003 and 2002 will be realized.


6.   RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $128.0 million, $64.0 million and $47.0 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $12.2 million and $7.5 million as of December 31, 2003 and 2002, respectively.

Phoenix Investment Partners Ltd., an indirect wholly-owned subsidiary of The Phoenix Companies through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $1.6 million, $2.0 million and $2.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to the affiliated investment advisors were $1.5 million and $40 thousand, as of December 31, 2003 and 2002, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $35.9 million, $30.3 million and $32.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Equity Planning were $2.0 million and $0.3 million, as of December 31, 2003 and 2002, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $34.3 million, $28.1 million and $9.2 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to Phoenix Life were $4.0 million and $2.3 million as of December 31, 2003 and 2002, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $0.4 million, $1.0 million and $0.7 million for the years ended December 31, 2003, 2002 and 2001, respectively. Amounts payable to WS Griffith Associates were $36 thousand and $124 thousand, as of December 31, 2003 and 2002, respectively.


7.       EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


8.       OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follows ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Unrealized gains on investments........................   $     58,896      $     23,375     $     71,345     $     20,814
Unrealized gains on derivative instruments.............          2,274             1,479            2,790            1,814
                                                         ---------------   ---------------  ---------------  ---------------
Accumulated other comprehensive income.................         61,170      $     24,854           74,135     $     22,628
                                                         ---------------   ===============  ---------------  ===============
Applicable deferred policy acquisition costs...........         22,933                             39,323
Applicable deferred income taxes.......................         13,383                             12,184
                                                         ---------------                    ---------------
Offsets to other comprehensive income..................         36,316                             51,507
                                                         ---------------                    ---------------
ACCUMULATED OTHER COMPREHENSIVE INCOME.................   $     24,854                       $     22,628
                                                         ===============                    ===============

9.       FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $     80,972      $     80,972     $    473,246     $    473,246
Debt securities........................................      3,087,957         3,087,957        2,388,189        2,388,189
Equity securities......................................          8,687             8,687           33,121           33,121
Policy loans...........................................          1,753             1,753            1,335            1,335
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $  3,179,369      $  3,179,369     $  2,895,891     $  2,895,891
                                                         ===============   ===============  ===============  ===============

Investment contracts...................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $  2,760,567      $  2,797,772     $  2,557,428     $  2,627,078
                                                         ===============   ===============  ===============  ===============

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $0.0 million and $2.1 million for the years ended December 31, 2003 and 2002 and an after-tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At December 31, 2003, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.3 million, $0.3 million and $0.3 million, respectively, into earnings related to these same derivatives.

We held no positions in derivative instruments at December 31, 2003 and 2002.

10.      STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2003, 2002 and 2001. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes," which limits deferred tax assets based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $    (37,387)    $   (146,135)    $    (45,648)
DAC, net............................................................             100,542          110,587           81,588
Future policy benefits..............................................             (57,367)           1,488          (20,013)
Deferred income taxes...............................................             (15,734)            (438)         (22,136)
Net investment income...............................................              19,622           15,531            7,085
Realized gains......................................................                 912            6,177            2,149
Other, net..........................................................               4,061             (466)             225
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $     14,649     $    (13,256)    $      3,250
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve (AVR) as reported to regulatory authorities to GAAP equity as reported in these financial statements as of December 31, 2003, 2002 and 2001 ($ amounts in thousands):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    241,999     $    215,506     $    102,016
DAC, net............................................................             395,543          295,000          166,836
Future policy benefits..............................................            (100,626)         (42,616)         (42,885)
Investment valuation allowances.....................................              26,817           20,715            1,597
Deferred income taxes...............................................             (55,926)         (38,993)         (28,756)
Deposit funds.......................................................              22,307           23,167            5,073
Other, net..........................................................              (2,330)          (1,870)             245
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    527,784     $    470,909     $    204,126
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any twelve month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner to "the greater of (1) ten percent of such insurance company's surplus as of the thirty-first day of December last preceding, or (2) the net gain from operations of such insurance company, if such company is a life insurance company, or the net income, if such company is not a life insurance company, for the twelve-month period ending the thirty-first day of December last preceding, but shall not include pro rata distributions of any class of the insurance company's own securities." Under current law, the maximum dividend distribution that may be made by us during 2004 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

Item 24.  Financial Statements and Exhibits.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via Edgar on April 30, 2002.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68164), filed via Edgar on August 22, 2001.

               (4) Form of Variable Annuity Contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed via Edgar on February 14, 2001.

               (6)  (a)  Amended and Restated Certificate of Incorporation
                         of PHL Variable Insurance Company is incorporated by reference to Registrant's Initial Form N-4 File No. 333-68164), filed via Edgar on August 22, 2001.

                    (b) By-Laws of PHL Variable Insurance Company as amended and restated effective May 16, 2002 and filed herewith.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Written Opinion and Consent of Matthew A. Swendiman, filed herewith.

               (10) (a)  Consent of PricewaterhouseCoopers LLP, filed herewith.

                    (b)  Consent of Brian A. Giantonio, Esq., filed herewith.

               (11) Not Applicable.

               (12) Not Applicable.

Item 25.  Directors and Executive Officers of the Depositor

Name                                    Position
Michael J. Gilotti***                   Director and Executive Vice President
Michael E. Haylon*                      Director, Executive Vice President and Chief Financial Officer
Robert E. Primmer***                    Director and Senior Vice President
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer
Nancy J. Engberg*                       Vice President and Chief Compliance Officer
Robert J. Lautensack, Jr.*              President
Louis J. Lombardi*                      Senior Vice President
Robert J. Lombardi*                     Vice President and Appointed Actuary
Gina C. O'Connell*                      Senior Vice President
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
James D. Wehr**                         Senior Vice President and Chief Investment Officer
Christopher M. Wilkos**                 Senior Vice President and Corporate Portfolio Manager

*   The business address of this individual is One American Row, Hartford, CT
    06115
** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The business address of this individual is 38 Prospect Street, Hartford, CT
    06115

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

[GRAPHIC OMITTED]


Item 27.  Number of Contract Owners

    As of April 1, 2004 there were 140 qualified and 392 nonqualified contracts.

Item 28.  Indemnification.

    Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

    Article VI. Indemnification. Section 6.01. of the Bylaws of the company provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter.

      1.   Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO serves as the principal underwriter for the following entities:

                Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix Partner Select Funds, Phoenix Portfolios, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

           (b)  Directors and Executive Officers of PEPCO.

                Name                                     Position
                ----                                     --------
                Daniel T. Geraci*                        Director
                Michael J. Gilotti***                    Director
                Michael E. Haylon*                       Director
                John H. Beers*                           Vice President and Secretary
                Glenn H. Pease**                         Vice President, Finance and Treasurer
                John F. Sharry**                         President, Private Client Group
                Richard J. Wirth*                        Vice President, Compliance and Assistant Secretary

                * The business address of this individual is One American Row, Hartford, CT 06102
                ** The business address of this individual is 56 Prospect Street, Hartford, CT 06115
                *** The business address of this individual is 38 Prospect
                    Street, Hartford, CT 06115

           (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 30.   Location of Accounts and Records

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06115.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2004.

                                           PHL VARIABLE INSURANCE COMPANY

                                           By /s/ Robert G. Lautensack, Jr.
                                              -----------------------------
                                              Robert G. Lautensack, Jr.
                                              President

                                           PHL VARIABLE ACCUMULATION ACCOUNT

                                           By:/s/ Robert G. Lautensack, Jr.
                                              -----------------------------
                                              Robert G. Lautensack, Jr.
                                              President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 30th day of April, 2004.

       Signature                                                             Title
       ---------                                                             -----

                                                                             Director, Executive Vice President
--------------------------------------------------------
*Michael J. Gilotti

                                                                             Director, Executive Vice President and
--------------------------------------------------------
*Michael E. Haylon                                                           Chief Financial Officer

--------------------------------------------------------                     Director, Senior Vice President
*Robert E. Primmer

/s/ Robert G. Lautensack, Jr.
--------------------------------------------------------                     President
*Robert G. Lautensack, Jr.


By:/s/ Richard J. Wirth
*Richard J. Wirth, as Attorney-in-Fact pursuant to a Power of Attorney on file with the Depositor.


                                      S-1